UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	iShares Russell Mid-Cap Index Fund
•	iShares Russell Small/Mid-Cap Index Fund
•	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	6.43%	20.82%
U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40
International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01
Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2024, the Fund’s Institutional Shares returned 1.92%, Investor A Shares returned 1.79%, and Class K Shares returned 1.94%. The benchmark Russell MidCap® Index (the “Index”) returned 1.96% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

The U.S. equity market initially rallied over the third quarter of 2023, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty around whether the Fed had reached the endpoint for its rate-hiking cycle dampened market sentiment.

A slight inflation hike in August 2023 weighed down on market performance over the second part of the quarter. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later during the year, driven by increasing oil prices pushing the inflation rate higher.

The U.S. equity market posted overall robust gains on the back of cooling inflation data during the fourth quarter of 2023. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Increasing conflict in the Middle East further exacerbated the initial market dampening. Later in the quarter however, optimistic inflation data led to hopes that interest rates had reached their peak, leading the market to rally in the second half of the quarter.

Falling consumer price index data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter at a targeted range of 5.25% to 5.50%. Given that the Fed signaled they may have finished their series of rate hikes, market expectations of rate cuts in 2024 increased.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)

Institutional	1.92%	6.67%	10.04%	8.65%
Investor A	1.79	6.33	9.74	8.38
Class K	1.94	6.70	10.08	8.71

Russell Midcap® Index(d)	1.96	6.70	10.08	8.68

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)	The Fund commenced operations on May 13, 2015.
(d)

An index that includes approximately 800 of the smallest companies in the Russell 1000® Index, which represent approximately 27% of the total market capitalization of the Russell 1000® Index, as of the most recent constitution.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,019.20	$0.48		$1,000.00	$1,024.66	$0.48		0.09%
Investor A	1,000.00	1,017.90	1.85		1,000.00	1,023.30	1.86		0.36

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	iShares Russell Mid-Cap Index Fund

Expense Example (continued)

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Class K	$1,000.00	$1,019.40	$0.24		$1,000.00	$1,024.90	$0.24		0.05%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Industrials	19.0%
Financials	15.5
Information Technology	13.4
Consumer Discretionary	10.2
Health Care	10.0
Real Estate	7.5
Materials	5.5
Utilities	4.9
Energy	4.6
Communication Services	3.5
Consumer Staples	3.4
Investment Companies	1.1
Short-Term Securities	4.1
Liabilities in Excess of Other Assets	(2.7)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2024, the Fund’s Institutional Shares returned (0.02)%, Investor A Shares returned (0.15)%, and Class K Shares returned 0.01%. The benchmark Russell 2500™ Index (the “Index”) returned 0.13% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

The U.S. equity market initially rallied over the third quarter of 2023, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty around whether the Fed had reached the endpoint for its rate-hiking cycle dampened market sentiment.

A slight inflation hike in August 2023 weighed down on market performance over the second part of the quarter. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later during the year, driven by increasing oil prices pushing the inflation rate higher.

The U.S. equity market posted overall robust gains on the back of cooling inflation data during the fourth quarter of 2023. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Increasing conflict in the Middle East further exacerbated the initial market dampening. Later in the quarter however, optimistic inflation data led to hopes that interest rates had reached their peak, leading the market to rally in the second half of the quarter.

Falling consumer price index data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter at a targeted range of 5.25% to 5.50%. Given that the Fed signaled they may have finished their series of rate hikes, market expectations of rate cuts in 2024 increased.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)

Institutional	(0.02)%	3.83%	8.64%	8.31%
Investor A	(0.15)	3.51	8.39	8.06
Class K	0.01	3.88	8.69	8.36

Russell 2500™ Index(d)	0.13	3.96	8.69	8.34

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. The Russell 2500™ Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	iShares Russell Small/Mid-Cap Index Fund

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$999.80	$0.72		$1,000.00	$1,024.42	$0.73		0.14%
Investor A	1,000.00	998.50	1.98		1,000.00	1,023.15	2.01		0.40
Class K	1,000.00	1,000.10	0.46		1,000.00	1,024.68	0.46		0.09

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Industrials	19.7%
Financials	16.4
Information Technology	12.8
Consumer Discretionary	12.5
Health Care	12.1
Real Estate	6.8
Materials	5.4
Energy	4.8
Consumer Staples	3.2
Communication Services	2.6
Utilities	2.5
Investment Companies	0.9
Short-Term Securities	10.2
Liabilities in Excess of Other Assets	(9.9)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2024, the Fund’s Institutional Shares returned 5.85%, Investor A Shares returned 5.72%, and Class K Shares returned 5.87%. The benchmark Russell 3000® Index (the “Index”) returned 5.83% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

The U.S. equity market initially rallied over the third quarter of 2023, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty around whether the Fed had reached the endpoint for its rate-hiking cycle dampened market sentiment.

A slight inflation hike in August 2023 weighed down on market performance over the second part of the quarter. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later during the year, driven by increasing oil prices pushing the inflation rate higher.

The U.S. equity market posted overall robust gains on the back of cooling inflation data during the fourth quarter of 2023. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Increasing conflict in the Middle East further exacerbated the initial market dampening. Later in the quarter however, optimistic inflation data led to hopes that interest rates had reached their peak, leading the market to rally in the second half of the quarter.

Falling consumer price index data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter at a targeted range of 5.25% to 5.50%. Given that the Fed signaled they may have finished their series of rate hikes, market expectations of rate cuts in 2024 increased.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)

Institutional	5.85%	19.13%	13.51%	11.89%
Investor A	5.72	18.87	13.24	11.63
Class K	5.87	19.19	13.57	11.94

Russell 3000® Index(d)	5.83	19.15	13.53	11.93

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,058.50	$0.39		$1,000.00	$1,024.76	$0.38		0.07%
Investor A	1,000.00	1,057.20	1.72		1,000.00	1,023.46	1.70		0.33

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	iShares Total U.S. Stock Market Index Fund

Expense Example (continued)

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Class K	$1,000.00	$1,058.70	$0.15		$1,000.00	$1,024.99	$0.15		0.03%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Microsoft Corp.	6.3%
Apple, Inc.	5.8
NVIDIA Corp.	3.1
Amazon.com, Inc.	3.0
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class A	1.8
Alphabet, Inc., Class C	1.5
Berkshire Hathaway, Inc., Class B	1.5
Eli Lilly & Co.	1.2
Tesla, Inc.	1.1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	27.7%
Financials	13.7
Health Care	12.7
Consumer Discretionary	10.3
Industrials	9.7
Communication Services	8.2
Consumer Staples	5.7
Energy	3.9
Real Estate	2.8
Materials	2.6
Utilities	2.2
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.9)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	11,617	$2,893,330
BWX Technologies, Inc.	15,422	1,256,584
Curtiss-Wright Corp.	6,430	1,431,125
HEICO Corp.	7,608	1,366,321
HEICO Corp., Class A	13,668	1,933,612
Hexcel Corp.	14,056	933,178
Howmet Aerospace, Inc.	63,680	3,582,637
Huntington Ingalls Industries, Inc.	6,600	1,708,872
Mercury Systems, Inc.(a)(b)	9,044	268,245
Spirit AeroSystems Holdings, Inc., Class A(a)	17,408	478,024
Textron, Inc.	32,221	2,729,441
TransDigm Group, Inc.	8,793	9,607,935
Woodward, Inc.	9,977	1,374,531

		29,563,835

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,353	1,627,394
Expeditors International of Washington, Inc.	24,402	3,082,705
GXO Logistics, Inc.(a)	19,488	1,059,757

		5,769,856

Automobile Components — 0.5%
Aptiv PLC(a)	44,689	3,634,556
BorgWarner, Inc.	39,353	1,334,067
Gentex Corp.	39,029	1,293,031
Lear Corp.	9,273	1,232,382
Phinia, Inc.	8,194	247,786
QuantumScape Corp., Class A(a)(b)	56,999	388,163

		8,129,985

Automobiles — 0.2%
Harley-Davidson, Inc.	21,826	708,254
Lucid Group, Inc.(a)(b)	124,382	420,411
Rivian Automotive, Inc., Class A(a)(b)	111,391	1,705,396
Thor Industries, Inc.	8,589	970,729

		3,804,790

Banks — 2.4%
Bank OZK	18,204	821,182
BOK Financial Corp.	4,824	404,444
Citizens Financial Group, Inc.	74,843	2,447,366
Columbia Banking System, Inc.	35,022	706,044
Comerica, Inc.	21,914	1,152,238
Commerce Bancshares, Inc.	20,034	1,044,172
Cullen/Frost Bankers, Inc.	10,024	1,063,747
East West Bancorp, Inc.	23,648	1,721,811
Fifth Third Bancorp	113,972	3,902,401
First Citizens BancShares, Inc., Class A	1,822	2,751,220
First Hawaiian, Inc.	21,200	459,828
First Horizon Corp.	93,854	1,336,481
FNB Corp.	60,075	791,789
Huntington Bancshares, Inc.	241,491	3,074,180
KeyCorp.	156,484	2,273,713
M&T Bank Corp.	27,229	3,760,325
New York Community Bancorp, Inc., Class A	118,603	767,361
NU Holdings Ltd./Cayman Islands, Class A(a)	387,713	3,338,209
Pinnacle Financial Partners, Inc.	12,749	1,126,757
Popular, Inc.	11,820	1,010,019
Prosperity Bancshares, Inc.	14,504	926,951
Regions Financial Corp.	156,927	2,929,827
Synovus Financial Corp.	24,081	906,890
TFS Financial Corp.	9,007	119,973

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	26,735	$1,322,848
Western Alliance Bancorp	18,314	1,171,363
Wintrust Financial Corp.	10,173	986,578
Zions Bancorp NA	24,428	1,023,533

		43,341,250

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,591	555,689
Brown-Forman Corp., Class A	8,220	463,361
Brown-Forman Corp., Class B	30,915	1,697,233
Celsius Holdings, Inc.(a)(b)	24,252	1,210,175
Molson Coors Beverage Co., Class B	29,391	1,816,070

		5,742,528

Biotechnology(a) — 1.6%
Alnylam Pharmaceuticals, Inc.	20,441	3,534,453
Apellis Pharmaceuticals, Inc.	17,043	1,078,652
Biogen, Inc.	23,958	5,909,480
BioMarin Pharmaceutical, Inc.	30,724	2,706,170
Exact Sciences Corp.	29,996	1,961,738
Exelixis, Inc.	53,413	1,162,267
Incyte Corp.	31,021	1,823,104
Ionis Pharmaceuticals, Inc.	23,714	1,218,663
Karuna Therapeutics, Inc.	5,928	1,857,954
Natera, Inc.	18,100	1,193,514
Neurocrine Biosciences, Inc.	16,242	2,270,144
Roivant Sciences Ltd.	58,267	582,670
Sarepta Therapeutics, Inc.	15,099	1,796,630
Ultragenyx Pharmaceutical, Inc.	13,242	584,105
United Therapeutics Corp.	7,590	1,630,180

		29,309,724

Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	183,965	2,575,510
eBay, Inc.	88,829	3,648,207
Etsy, Inc.(a)	20,647	1,374,264
Kohl’s Corp.	18,477	475,967
Macy’s, Inc.	45,157	825,922
Nordstrom, Inc.	19,548	354,796
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,431	750,302

		10,004,968

Building Products — 2.2%
A O Smith Corp.	19,446	1,509,204
Advanced Drainage Systems, Inc.(b)	11,493	1,498,917
Allegion PLC	14,617	1,810,900
Armstrong World Industries, Inc.	7,455	739,611
AZEK Co., Inc., Class A(a)	22,170	854,875
Builders FirstSource, Inc.(a)	20,410	3,545,829
Carlisle Cos., Inc.	8,020	2,520,365
Carrier Global Corp.	138,870	7,597,578
Fortune Brands Innovations, Inc.	21,293	1,652,124
Hayward Holdings, Inc.(a)	21,764	272,485
Lennox International, Inc.	5,365	2,297,078
Masco Corp.	37,747	2,539,996
Owens Corning	14,626	2,216,278
Trane Technologies PLC	37,966	9,569,330
Trex Co., Inc.(a)	18,343	1,494,588

		40,119,158

Capital Markets — 4.8%
Affiliated Managers Group, Inc.	5,712	850,174
Ameriprise Financial, Inc.	17,161	6,638,390
Ares Management Corp., Class A	27,022	3,282,633
Bank of New York Mellon Corp.	128,974	7,152,898

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Blue Owl Capital, Inc., Class A	75,668	$1,175,881
Carlyle Group, Inc.	35,136	1,406,143
Cboe Global Markets, Inc.	17,657	3,246,240
Coinbase Global, Inc., Class A(a)(b)	28,191	3,614,086
Evercore, Inc., Class A	5,938	1,019,733
FactSet Research Systems, Inc.	6,332	3,013,525
Franklin Resources, Inc.	47,409	1,262,502
Houlihan Lokey, Inc., Class A	8,448	1,011,901
Interactive Brokers Group, Inc., Class A	17,464	1,549,930
Invesco Ltd.	61,550	974,337
Janus Henderson Group PLC	22,864	657,569
Jefferies Financial Group, Inc.	29,870	1,217,501
KKR & Co., Inc., Class A	110,882	9,600,164
Lazard, Inc.	18,243	711,112
LPL Financial Holdings, Inc.	12,470	2,982,699
MarketAxess Holdings, Inc.	6,242	1,407,633
Morningstar, Inc.	4,281	1,195,683
MSCI, Inc., Class A	12,766	7,641,983
Nasdaq, Inc.	57,347	3,312,936
Northern Trust Corp.	34,398	2,739,457
Raymond James Financial, Inc.	31,769	3,500,308
Robinhood Markets, Inc., Class A(a)	113,291	1,216,745
SEI Investments Co.	15,338	969,975
State Street Corp.	51,182	3,780,814
Stifel Financial Corp.	17,094	1,247,007
T Rowe Price Group, Inc.	37,036	4,016,554
TPG, Inc., Class A	10,851	451,727
Tradeweb Markets, Inc., Class A	19,294	1,840,455
Virtu Financial, Inc., Class A	15,018	252,152
XP, Inc., Class A	53,107	1,305,370

		86,246,217

Chemicals — 2.5%
Albemarle Corp.	19,658	2,255,559
Ashland, Inc.	8,214	768,995
Axalta Coating Systems Ltd.(a)	36,850	1,194,677
Celanese Corp., Class A	16,590	2,426,951
CF Industries Holdings, Inc.	31,964	2,413,602
Chemours Co.	24,991	753,978
Corteva, Inc.	118,259	5,378,419
DuPont de Nemours, Inc.	77,106	4,765,151
Eastman Chemical Co.	19,949	1,666,739
Element Solutions, Inc.	37,503	833,692
FMC Corp.	20,801	1,169,016
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	260,036	314,644
Huntsman Corp.	25,556	627,144
International Flavors & Fragrances, Inc.	42,142	3,400,016
LyondellBasell Industries NV, Class A	43,443	4,088,855
Mosaic Co.	55,589	1,707,138
NewMarket Corp.	1,044	582,354
Olin Corp.	19,875	1,034,891
PPG Industries, Inc.	38,966	5,495,765
RPM International, Inc.	21,347	2,276,871
Scotts Miracle-Gro Co.	6,836	384,593
Westlake Corp.	5,391	745,845

		44,284,895

Commercial Services & Supplies — 1.7%
Cintas Corp.	14,442	8,731,200
Clean Harbors, Inc.(a)	8,439	1,417,414
Copart, Inc.(a)	142,966	6,868,087
Driven Brands Holdings, Inc.(a)	10,994	144,131
MSA Safety, Inc.	6,137	1,012,789

Security	Shares	Value

Commercial Services & Supplies (continued)
RB Global, Inc.	30,511	$1,951,789
Republic Services, Inc.	34,503	5,904,153
Rollins, Inc.	42,936	1,859,558
Stericycle, Inc.(a)	15,335	736,080
Tetra Tech, Inc.	8,931	1,412,706
Vestis Corp.	19,962	427,187

		30,465,094

Communications Equipment — 0.4%
Ciena Corp.(a)	24,704	1,309,312
F5, Inc.(a)	9,497	1,744,599
Juniper Networks, Inc.	53,610	1,981,426
Lumentum Holdings, Inc.(a)	11,522	633,019
Ubiquiti, Inc.	660	82,988
Viasat, Inc.(a)(b)	19,822	440,643

		6,191,987

Construction & Engineering — 0.7%
AECOM	21,995	1,939,739
EMCOR Group, Inc.	7,642	1,743,217
MasTec, Inc.(a)	10,421	684,347
MDU Resources Group, Inc.	33,649	656,492
Quanta Services, Inc.(b)	23,886	4,635,078
Valmont Industries, Inc.	3,474	784,117
WillScot Mobile Mini Holdings Corp.(a)	30,651	1,449,792

		11,892,782

Construction Materials — 0.6%
Eagle Materials, Inc.	5,564	1,259,022
Martin Marietta Materials, Inc.	10,245	5,208,763
Vulcan Materials Co.	21,944	4,959,563

		11,427,348

Consumer Finance — 0.7%
Ally Financial, Inc.	45,066	1,653,021
Credit Acceptance Corp.(a)(b)	1,068	577,863
Discover Financial Services	41,420	4,370,638
OneMain Holdings, Inc.	18,698	890,025
SLM Corp.	36,326	722,161
SoFi Technologies, Inc.(a)(b)	157,234	1,231,142
Synchrony Financial	68,427	2,659,757

		12,104,607

Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	70,153	1,488,647
BJ’s Wholesale Club Holdings, Inc.(a)	22,414	1,442,117
Casey’s General Stores, Inc.	6,265	1,700,070
Dollar Tree, Inc.(a)	34,592	4,518,407
Grocery Outlet Holding Corp.(a)(b)	15,995	396,356
Kroger Co.	108,686	5,014,772
Maplebear, Inc.(a)	3,530	86,379
Performance Food Group Co.(a)	25,780	1,873,691
U.S. Foods Holding Corp.(a)	38,128	1,754,269
Walgreens Boots Alliance, Inc.	117,447	2,650,779

		20,925,487

Containers & Packaging — 1.2%
Amcor PLC	239,816	2,261,465
AptarGroup, Inc.	11,027	1,432,187
Ardagh Group SA, Class A(a)	2,789	19,816
Ardagh Metal Packaging SA	24,125	89,021
Avery Dennison Corp.	13,292	2,651,089
Ball Corp.	51,725	2,868,151
Berry Global Group, Inc.	19,933	1,304,814
Crown Holdings, Inc.	17,863	1,580,876
Graphic Packaging Holding Co.	50,785	1,295,525

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	58,266	$2,087,671
Packaging Corp. of America	14,853	2,463,816
Sealed Air Corp.	24,130	833,692
Silgan Holdings, Inc.	14,063	646,054
Sonoco Products Co.	16,323	928,779
Westrock Co.	42,720	1,719,907

		22,182,863

Distributors — 0.4%
Genuine Parts Co.	23,551	3,302,557
LKQ Corp.	44,751	2,088,529
Pool Corp.	6,378	2,367,832

		7,758,918

Diversified Consumer Services — 0.3%
ADT, Inc.	36,556	238,712
Bright Horizons Family Solutions, Inc.(a)(b)	9,564	939,663
Grand Canyon Education, Inc.(a)	5,032	657,129
H&R Block, Inc.	24,015	1,124,862
Mister Car Wash, Inc.(a)(b)	13,579	112,706
Service Corp. International	24,735	1,660,213

		4,733,285

Diversified REITs — 0.4%
VICI Properties, Inc.	169,607	5,108,563
WP Carey, Inc.	35,589	2,205,094

		7,313,657

Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (c)	15,053	—
Frontier Communications Parent, Inc.(a)(b)	41,531	1,022,908
Iridium Communications, Inc.	20,914	758,342

		1,781,250

Electric Utilities — 2.7%
Alliant Energy Corp.	40,211	1,956,667
Avangrid, Inc.	11,979	363,922
CMS Energy Corp.	48,835	2,791,409
Constellation Energy Corp.	53,711	6,552,742
Edison International	62,985	4,250,228
Entergy Corp.	35,186	3,510,155
Evergy, Inc.	37,426	1,900,118
Eversource Energy	56,668	3,072,539
FirstEnergy Corp.	89,996	3,301,053
Hawaiian Electric Industries, Inc.(a)	19,027	246,780
IDACORP, Inc.	8,483	785,356
NRG Energy, Inc.	37,766	2,003,109
OGE Energy Corp.	33,297	1,106,792
PG&E Corp.	340,504	5,744,303
Pinnacle West Capital Corp.	19,086	1,315,025
PPL Corp.	123,937	3,247,150
Xcel Energy, Inc.	92,047	5,510,854

		47,658,202

Electrical Equipment — 1.4%
Acuity Brands, Inc.	5,201	1,238,670
AMETEK, Inc.	37,992	6,156,604
ChargePoint Holdings, Inc., Class A(a)(b)	48,979	93,060
Generac Holdings, Inc.(a)	10,208	1,160,343
Hubbell, Inc.	8,833	2,964,090
nVent Electric PLC	27,712	1,663,829
Plug Power, Inc.(a)(b)	90,397	402,267
Regal Rexnord Corp.	11,153	1,488,479
Rockwell Automation, Inc.	19,018	4,816,879

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC	25,308	$915,390
Sunrun, Inc.(a)	35,600	515,488
Vertiv Holdings Co., Class A	56,858	3,202,811

		24,617,910

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	97,248	9,831,773
Arrow Electronics, Inc.(a)	9,108	1,012,354
Avnet, Inc.	15,161	686,793
CDW Corp.	22,505	5,102,334
Cognex Corp.	28,770	1,039,748
Coherent Corp.(a)(b)	21,882	1,040,270
Corning, Inc.	127,721	4,149,655
Crane NXT Co.	8,125	473,525
IPG Photonics Corp.(a)	4,582	448,532
Jabil, Inc.	20,774	2,602,774
Keysight Technologies, Inc.(a)	29,384	4,503,392
Littelfuse, Inc.	4,042	977,760
TD SYNNEX Corp.	9,779	977,704
Teledyne Technologies, Inc.(a)	7,823	3,273,691
Trimble, Inc.(a)	41,407	2,105,960
Vontier Corp.	26,213	906,708
Zebra Technologies Corp., Class A(a)	8,598	2,059,651

		41,192,624

Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	167,636	4,777,626
Halliburton Co.	150,869	5,378,480
NOV, Inc.	66,222	1,291,991
TechnipFMC PLC	73,112	1,413,986

		12,862,083

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	33,405	135,290
Electronic Arts, Inc.	45,169	6,214,351
Liberty Media Corp.-Liberty Formula One, Class C(a)	32,574	2,190,602
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,900	238,251
Liberty Media Corp.-Liberty Live, Class A(a)	3,131	115,315
Liberty Media Corp.-Liberty Live, Class C(a)	7,637	284,631
Live Nation Entertainment, Inc.(a)	26,271	2,334,178
Madison Square Garden Sports Corp., Class A(a)	3,110	575,661
Playtika Holding Corp.(a)	3,804	27,465
ROBLOX Corp., Class A(a)	77,003	2,988,486
Roku, Inc., Class A(a)	20,691	1,822,049
Spotify Technology SA(a)	23,366	5,031,868
Take-Two Interactive Software, Inc.(a)(b)	27,359	4,512,320
TKO Group Holdings, Inc., Class A	10,230	856,149
Warner Bros Discovery, Inc., Series A(a)	363,635	3,643,623

		30,970,239

Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)	37,940	1,536,949
Apollo Global Management, Inc.	86,765	8,711,206
Block, Inc., Class A(a)	90,040	5,853,500
Equitable Holdings, Inc.	56,961	1,862,055
Euronet Worldwide, Inc.(a)	8,046	801,784
Fidelity National Information Services, Inc.	97,904	6,095,503
FleetCor Technologies, Inc.(a)	11,911	3,453,356
Global Payments, Inc.	42,850	5,708,906
Jack Henry & Associates, Inc.	11,889	1,971,553
MGIC Investment Corp.	47,014	932,758
NCR Atleos Corp.(a)	11,239	251,641
Rocket Cos., Inc., Class A(a)	18,964	233,447

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Shift4 Payments, Inc., Class A(a)	9,122	$655,051
Toast, Inc., Class A(a)	59,982	1,065,880
UWM Holdings Corp., Class A	16,771	112,366
Voya Financial, Inc.	16,636	1,203,947
Western Union Co.	46,889	589,395
WEX, Inc.(a)	7,121	1,455,461

		42,494,758

Food Products — 1.4%
Bunge Global SA	24,119	2,124,643
Campbell Soup Co.	32,278	1,440,567
Conagra Brands, Inc.	79,865	2,328,065
Darling Ingredients, Inc.(a)	26,395	1,142,904
Flowers Foods, Inc.	31,903	727,388
Freshpet, Inc.(a)	6,884	592,712
Hormel Foods Corp.	48,763	1,480,932
Ingredion, Inc.	10,984	1,181,549
J M Smucker Co.	16,635	2,188,334
Kellanova	42,231	2,312,570
Lamb Weston Holdings, Inc.	24,401	2,499,639
McCormick & Co., Inc.	42,194	2,875,943
Pilgrim’s Pride Corp.(a)	7,712	209,535
Post Holdings, Inc.(a)	8,910	827,472
Seaboard Corp.	45	162,135
Tyson Foods, Inc., Class A	46,649	2,554,499
WK Kellogg Co.	10,561	137,187

		24,786,074

Gas Utilities — 0.2%
Atmos Energy Corp.	24,398	2,779,908
National Fuel Gas Co.	14,872	701,364
UGI Corp.	34,796	770,383

		4,251,655

Ground Transportation — 1.1%
Avis Budget Group, Inc.	3,403	557,105
Hertz Global Holdings, Inc.(a)(b)	21,705	181,237
JB Hunt Transport Services, Inc.	13,818	2,777,142
Knight-Swift Transportation Holdings, Inc.	26,315	1,509,955
Landstar System, Inc.	5,705	1,093,762
Lyft, Inc., Class A(a)	56,355	703,874
Old Dominion Freight Line, Inc.	16,404	6,414,292
Ryder System, Inc.	7,184	815,887
Saia, Inc.(a)	4,464	2,011,389
Schneider National, Inc., Class B	9,405	230,611
U-Haul Holding Co.(a)	1,455	96,408
U-Haul Holding Co., Series N	16,707	1,067,076
XPO, Inc.(a)(b)	19,159	1,636,945

		19,095,683

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(a)	12,819	3,426,775
Baxter International, Inc.	83,138	3,216,609
Cooper Cos., Inc.(a)	8,157	3,042,806
DENTSPLY SIRONA, Inc.	35,209	1,223,513
Dexcom, Inc.(a)(b)	64,323	7,805,596
Enovis Corp.(a)	8,849	519,436
Envista Holdings Corp.(a)(b)	27,518	646,673
Globus Medical, Inc., Class A(a)	19,737	1,041,916
Hologic, Inc.(a)	40,794	3,036,705
ICU Medical, Inc.(a)	3,469	317,518
IDEXX Laboratories, Inc.(a)	13,681	7,046,810
Inspire Medical Systems, Inc.(a)(b)	4,837	1,019,978
Insulet Corp.(a)	11,636	2,220,963

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(a)	9,948	$399,412
Masimo Corp.(a)	6,957	897,036
Novocure Ltd.(a)	17,261	240,273
Penumbra, Inc.(a)	6,117	1,542,646
QuidelOrtho Corp.(a)	8,946	612,890
ResMed, Inc.	23,994	4,563,659
Shockwave Medical, Inc.(a)	6,043	1,367,229
STERIS PLC	16,424	3,596,035
Tandem Diabetes Care, Inc.(a)	11,225	255,930
Teleflex, Inc.	7,901	1,918,600
Zimmer Biomet Holdings, Inc.	34,594	4,345,006

		54,304,014

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	14,937	1,226,925
agilon health, Inc.(a)(b)	49,020	288,728
Amedisys, Inc.(a)	5,435	512,357
Cardinal Health, Inc.	41,029	4,479,957
Cencora, Inc.	27,143	6,315,633
Chemed Corp.	2,474	1,466,562
DaVita, Inc.(a)	9,041	977,875
Encompass Health Corp.	16,444	1,168,182
Henry Schein, Inc.(a)(b)	21,953	1,642,963
Laboratory Corp. of America Holdings	13,746	3,055,736
Molina Healthcare, Inc.(a)	9,745	3,473,508
Premier, Inc., Class A	20,025	432,941
Quest Diagnostics, Inc.	18,802	2,414,741
R1 RCM, Inc.(a)	26,239	268,687
Tenet Healthcare Corp.(a)	17,175	1,421,059
Universal Health Services, Inc., Class B	9,688	1,538,551

		30,684,405

Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	64,339	1,036,501
Healthpeak Properties, Inc.	92,083	1,703,536
Medical Properties Trust, Inc.	100,072	310,223
Omega Healthcare Investors, Inc.	41,239	1,195,931
Ventas, Inc.	67,083	3,111,980
Welltower, Inc.	89,257	7,721,623

		15,079,794

Health Care Technology(a) — 0.4%
Certara, Inc.(b)	20,198	326,399
Doximity, Inc., Class A	20,338	548,109
Teladoc Health, Inc.	26,988	524,377
Veeva Systems, Inc., Class A	24,036	4,985,307

		6,384,192

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	118,735	2,282,087
Park Hotels & Resorts, Inc.	36,053	543,679

		2,825,766

Hotels, Restaurants & Leisure — 3.3%
Aramark	39,004	1,134,236
Boyd Gaming Corp.	12,396	787,022
Brunswick Corp.	11,189	902,729
Caesars Entertainment, Inc.(a)	34,624	1,518,955
Carnival Corp.(a)	166,868	2,766,671
Cava Group, Inc.(a)(b)	2,625	122,850
Choice Hotels International, Inc.	4,786	579,680
Churchill Downs, Inc.	11,987	1,450,067
Darden Restaurants, Inc.	20,267	3,295,009
Domino’s Pizza, Inc.	5,801	2,472,502
DoorDash, Inc., Class A(a)	50,681	5,280,960

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
DraftKings, Inc., Class A(a)	70,181	$2,740,568
Expedia Group, Inc.(a)	22,756	3,375,397
Hilton Worldwide Holdings, Inc.	41,715	7,965,896
Hyatt Hotels Corp., Class A	7,233	928,500
Marriott Vacations Worldwide Corp.	6,071	509,296
MGM Resorts International(a)	45,242	1,962,146
Norwegian Cruise Line Holdings Ltd.(a)(b)	70,406	1,253,227
Penn Entertainment, Inc.(a)	25,782	581,384
Planet Fitness, Inc., Class A(a)	14,196	961,921
Royal Caribbean Cruises Ltd.(a)	38,888	4,958,220
Texas Roadhouse, Inc.	10,476	1,317,043
Travel & Leisure Co.	10,973	443,529
Vail Resorts, Inc.	6,196	1,375,512
Wendy’s Co.	28,807	549,638
Wingstop, Inc.	4,996	1,404,426
Wyndham Hotels & Resorts, Inc.	13,389	1,043,405
Wynn Resorts Ltd.	17,502	1,652,714
Yum! Brands, Inc.	46,869	6,069,067

		59,402,570

Household Durables — 1.8%
D.R. Horton, Inc.	52,106	7,446,469
Garmin Ltd.	25,798	3,082,603
Leggett & Platt, Inc.	22,351	518,767
Lennar Corp., Class A	40,635	6,089,155
Lennar Corp., Class B	2,508	347,985
Mohawk Industries, Inc.(a)	8,908	928,659
Newell Brands, Inc.	63,644	529,518
NVR, Inc.(a)	488	3,452,742
PulteGroup, Inc.	35,670	3,729,655
Tempur Sealy International, Inc.	27,788	1,386,343
Toll Brothers, Inc.	17,440	1,732,664
TopBuild Corp.(a)	5,332	1,968,201
Whirlpool Corp.	9,066	992,908

		32,205,669

Household Products — 0.4%
Church & Dwight Co., Inc.	40,345	4,028,448
Clorox Co.	20,764	3,015,971
Reynolds Consumer Products, Inc.	9,241	251,078
Spectrum Brands Holdings, Inc.	5,500	432,410

		7,727,907

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	112,209	1,871,646
Brookfield Renewable Corp., Class A	22,508	628,423
Clearway Energy, Inc., Class A	5,595	125,664
Clearway Energy, Inc., Class C	13,950	338,148
Vistra Corp.	60,434	2,479,607

		5,443,488

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	45,567	1,253,093
EastGroup Properties, Inc.	7,709	1,367,808
First Industrial Realty Trust, Inc.	22,002	1,133,543
Rexford Industrial Realty, Inc.	33,490	1,761,239
STAG Industrial, Inc.	30,627	1,131,361

		6,647,044

Insurance — 4.9%
Aflac, Inc.	98,852	8,337,178
Allstate Corp.	43,655	6,777,439
American Financial Group, Inc.	12,263	1,476,465

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.(a)	59,582	$4,911,344
Arthur J Gallagher & Co.	35,272	8,188,747
Assurant, Inc.	8,807	1,479,136
Assured Guaranty Ltd.	9,713	788,016
Axis Capital Holdings Ltd.	13,256	788,997
Brighthouse Financial, Inc.(a)	11,256	582,723
Brown & Brown, Inc.	39,806	3,087,353
Cincinnati Financial Corp.	25,776	2,855,981
CNA Financial Corp.	4,427	195,098
Everest Group Ltd.	7,193	2,769,089
Fidelity National Financial, Inc., Class A	41,930	2,097,758
First American Financial Corp.	16,688	1,007,121
Globe Life, Inc.	14,786	1,816,016
Hanover Insurance Group, Inc.	6,046	798,132
Hartford Financial Services Group, Inc.	49,774	4,328,347
Kemper Corp.	10,379	622,740
Kinsale Capital Group, Inc.	3,686	1,465,443
Lincoln National Corp.	27,746	761,628
Loews Corp.	31,045	2,261,939
Markel Group, Inc.(a)	2,206	3,303,331
Old Republic International Corp.	45,067	1,263,679
Primerica, Inc.	6,122	1,433,528
Principal Financial Group, Inc.	40,591	3,210,748
Prudential Financial, Inc.	61,129	6,414,266
Reinsurance Group of America, Inc.	11,178	1,943,742
RenaissanceRe Holdings Ltd.	8,444	1,932,240
RLI Corp.	6,722	916,679
Ryan Specialty Holdings, Inc., Class A(a)(b)	15,562	674,146
Unum Group	33,123	1,601,166
W.R. Berkley Corp.	33,986	2,782,774
White Mountains Insurance Group Ltd.(b)	421	663,483
Willis Towers Watson PLC	17,220	4,241,286

		87,777,758

Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,503	627,776
Match Group, Inc.	46,943	1,801,672
Pinterest, Inc., Class A	97,152	3,640,285
TripAdvisor, Inc.	18,985	410,076
ZoomInfo Technologies, Inc., CLass A	48,917	784,629

		7,264,438

IT Services — 2.3%
Akamai Technologies, Inc.(a)	24,789	3,054,748
Amdocs Ltd.	19,322	1,771,441
Cloudflare, Inc., Class A(a)	48,171	3,807,917
Cognizant Technology Solutions Corp., Class A	85,311	6,579,184
DXC Technology Co.(a)(b)	33,387	727,836
EPAM Systems, Inc.(a)	9,334	2,595,879
Gartner, Inc.(a)	12,797	5,853,860
Globant SA(a)	6,701	1,580,163
GoDaddy, Inc., Class A(a)	24,744	2,639,195
Kyndryl Holdings, Inc.(a)	38,115	782,120
MongoDB, Inc., Class A(a)	11,107	4,448,576
Okta, Inc., Class A(a)	25,180	2,081,127
Twilio, Inc., Class A(a)	28,417	1,998,568
VeriSign, Inc.(a)	14,785	2,940,441

		40,861,055

Leisure Products — 0.2%
Hasbro, Inc.	21,817	1,067,942
Mattel, Inc.(a)	58,625	1,048,801

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)	56,576	$314,563
Polaris, Inc.	9,100	818,636
YETI Holdings, Inc.(a)	14,585	641,302

		3,891,244

Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(a)(b)	15,384	641,051
Agilent Technologies, Inc.	48,503	6,310,240
Avantor, Inc.(a)	113,272	2,604,123
Azenta, Inc.(a)(b)	9,990	651,348
Bio-Rad Laboratories, Inc., Class A(a)	3,276	1,051,236
Bio-Techne Corp.	26,184	1,841,259
Bruker Corp.	17,686	1,264,726
Charles River Laboratories International, Inc.(a)(b)	8,539	1,846,815
Fortrea Holdings, Inc.(a)	14,851	459,787
ICON PLC(a)	13,530	3,529,571
Illumina, Inc.(a)	26,075	3,728,986
IQVIA Holdings, Inc.(a)	30,246	6,298,125
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	104,406
Medpace Holdings, Inc.(a)	3,882	1,131,913
Mettler-Toledo International, Inc.(a)	3,585	4,291,926
QIAGEN NV	37,227	1,625,331
Repligen Corp.(a)	9,350	1,770,890
Revvity, Inc.	20,317	2,177,576
Sotera Health Co.(a)(b)	17,065	251,197
Waters Corp.(a)	9,832	3,123,725
West Pharmaceutical Services, Inc.	12,275	4,578,943

		49,283,174

Machinery — 4.7%
AGCO Corp.	10,567	1,292,661
Allison Transmission Holdings, Inc.	15,325	927,776
CNH Industrial NV	162,819	1,953,828
Crane Co.	8,021	995,486
Cummins, Inc.	23,617	5,651,548
Donaldson Co., Inc.	20,443	1,320,413
Dover Corp.	22,872	3,425,768
Esab Corp.	9,489	815,959
Flowserve Corp.	22,037	879,937
Fortive Corp.	58,392	4,565,087
Gates Industrial Corp. PLC(a)	19,456	250,593
Graco, Inc.	28,049	2,392,580
IDEX Corp.	12,693	2,684,570
Ingersoll Rand, Inc.	66,615	5,319,874
ITT, Inc.	13,916	1,680,774
Lincoln Electric Holdings, Inc.	9,381	2,084,646
Middleby Corp.(a)	8,884	1,253,266
Nordson Corp.	9,600	2,416,512
Oshkosh Corp.	10,856	1,195,246
Otis Worldwide Corp.	69,039	6,105,809
PACCAR, Inc.	85,891	8,622,598
Parker-Hannifin Corp.	21,280	9,884,560
Pentair PLC	27,650	2,023,151
RBC Bearings, Inc.(a)(b)	4,773	1,281,741
Snap-on, Inc.	8,737	2,533,118
Stanley Black & Decker, Inc.	25,703	2,398,090
Timken Co.	9,498	777,981
Toro Co.	17,535	1,621,637
Westinghouse Air Brake Technologies Corp.	29,338	3,860,001
Xylem, Inc./New York	39,060	4,391,906

		84,607,116

Security	Shares	Value

Marine Transportation — 0.0%
Kirby Corp.(a)	9,931	$781,173

Media — 1.2%
Cable One, Inc.	941	516,543
Fox Corp., Class A	38,750	1,251,625
Fox Corp., Class B	22,673	680,417
Interpublic Group of Cos., Inc.	64,765	2,136,597
Liberty Broadband Corp., Class A(a)	2,963	230,581
Liberty Broadband Corp., Class C(a)	19,436	1,524,754
Liberty Media Corp.-Liberty SiriusXM(a)	25,810	783,591
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	12,571	382,033
New York Times Co., Class A	26,895	1,306,021
News Corp., Class A	64,181	1,581,420
News Corp., Class B	19,502	498,666
Nexstar Media Group, Inc., Class A	5,246	932,267
Omnicom Group, Inc.	33,127	2,994,018
Paramount Global, Class A	1,521	35,485
Paramount Global, Class B	97,159	1,417,550
Sirius XM Holdings, Inc.(b)	104,929	534,089
Trade Desk, Inc., Class A(a)	73,127	5,004,080

		21,809,737

Metals & Mining — 1.1%
Alcoa Corp.	29,783	886,044
Cleveland-Cliffs, Inc.(a)	81,485	1,633,774
MP Materials Corp., Class A(a)(b)	17,906	283,094
Nucor Corp.	41,518	7,760,960
Reliance Steel & Aluminum Co.	9,579	2,734,038
Royal Gold, Inc.	11,059	1,265,039
SSR Mining, Inc.	35,403	333,851
Steel Dynamics, Inc.	25,896	3,125,388
U.S. Steel Corp.	36,952	1,737,483

		19,759,671

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	108,880	1,032,182
Annaly Capital Management, Inc.	83,150	1,595,648
Rithm Capital Corp.	80,234	858,504
Starwood Property Trust, Inc.	49,947	1,015,423

		4,501,757

Multi-Utilities — 1.4%
Ameren Corp.	43,293	3,011,894
CenterPoint Energy, Inc.	106,561	2,977,314
Consolidated Edison, Inc.	58,272	5,296,925
DTE Energy Co.	34,269	3,612,638
NiSource, Inc.	69,517	1,805,356
Public Service Enterprise Group, Inc.	83,515	4,843,035
WEC Energy Group, Inc.	52,138	4,210,665

		25,757,827

Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	28,798	3,481,678
Boston Properties, Inc.	26,395	1,755,268
Cousins Properties, Inc.	25,607	586,656
Highwoods Properties, Inc.	17,255	396,347
Kilroy Realty Corp.	19,540	698,751
NET Lease Office Properties	2,340	57,985
Vornado Realty Trust	29,590	804,552

		7,781,237

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	56,462	691,095
Antero Resources Corp.(a)	47,097	1,052,147
APA Corp.	50,578	1,584,609

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.	40,070	$6,571,079
Chesapeake Energy Corp.	20,653	1,592,553
Coterra Energy, Inc.	125,339	3,118,434
Devon Energy Corp.	105,890	4,449,498
Diamondback Energy, Inc.	29,602	4,551,011
DT Midstream, Inc.(a)	16,455	883,469
EQT Corp.	60,520	2,142,408
Hess Corp.	46,339	6,512,020
HF Sinclair Corp.	24,389	1,377,735
Marathon Oil Corp.	100,324	2,292,403
New Fortress Energy, Inc., Class A	10,999	365,497
ONEOK, Inc.	96,151	6,562,306
Ovintiv, Inc.	43,141	1,830,041
Phillips 66	74,506	10,751,961
Range Resources Corp.	39,507	1,147,283
Southwestern Energy Co.(a)	182,702	1,178,428
Targa Resources Corp.	36,068	3,064,337
Texas Pacific Land Corp.	1,039	1,518,322
Williams Cos., Inc.	202,556	7,020,591

		70,257,227

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,701	712,152

Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	20,877	748,023
American Airlines Group, Inc.(a)	109,496	1,558,128
Delta Air Lines, Inc.	105,124	4,114,553
Southwest Airlines Co.	99,806	2,983,201
United Airlines Holdings, Inc.(a)	54,844	2,269,445

		11,673,350

Personal Care Products(a) — 0.1%
Coty, Inc., Class A	63,442	766,379
Olaplex Holdings, Inc.	20,106	45,239

		811,618

Pharmaceuticals — 0.5%
Catalent, Inc.(a)(b)	30,061	1,552,350
Elanco Animal Health, Inc.(a)	82,983	1,223,170
Jazz Pharmaceuticals PLC(a)	10,310	1,265,243
Organon & Co.	43,509	724,425
Perrigo Co. PLC	22,842	732,771
Royalty Pharma PLC, Class A	62,479	1,773,779
Viatris, Inc.	201,103	2,366,982

		9,638,720

Professional Services — 2.7%
Booz Allen Hamilton Holding Corp., Class A	21,400	3,012,478
Broadridge Financial Solutions, Inc.	19,420	3,965,564
CACI International, Inc., Class A(a)	3,628	1,247,052
Ceridian HCM Holding, Inc.(a)(b)	24,810	1,724,791
Clarivate PLC(a)(b)	79,200	708,048
Concentrix Corp.	7,325	650,973
Dun & Bradstreet Holdings, Inc.	45,933	532,363
Equifax, Inc.	20,227	4,942,265
FTI Consulting, Inc.(a)	5,619	1,076,657
Genpact Ltd.	30,367	1,090,175
Jacobs Solutions, Inc.	21,122	2,846,612
KBR, Inc.	22,526	1,173,830
Leidos Holdings, Inc.	22,916	2,531,531
ManpowerGroup, Inc.	8,408	623,369
Paychex, Inc.	53,724	6,539,822
Paycom Software, Inc.	8,696	1,654,327
Paycor HCM, Inc.(a)(b)	10,841	210,641

Security	Shares	Value

Professional Services (continued)
Paylocity Holding Corp.(a)	6,995	$1,108,078
Robert Half, Inc.	16,868	1,341,681
Science Applications International Corp.	9,035	1,153,408
SS&C Technologies Holdings, Inc.	36,496	2,226,986
TransUnion	32,452	2,245,354
Verisk Analytics, Inc.	23,754	5,737,304

		48,343,309

Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	50,500	4,358,655
CoStar Group, Inc.	67,128	5,603,845
Howard Hughes Holdings, Inc.(b)	4,573	366,206
Jones Lang LaSalle, Inc.	7,892	1,397,358
Zillow Group, Inc., Class A	9,310	512,888
Zillow Group, Inc., Class C	25,928	1,473,747

		13,712,699

Residential REITs — 1.5%
American Homes 4 Rent, Class A	55,926	1,960,206
Apartment Income REIT Corp.	24,923	814,733
AvalonBay Communities, Inc.	23,374	4,184,180
Camden Property Trust	17,468	1,639,197
Equity LifeStyle Properties, Inc.	29,830	2,019,193
Equity Residential	61,396	3,695,425
Essex Property Trust, Inc.	10,718	2,500,188
Invitation Homes, Inc.	100,422	3,306,897
Mid-America Apartment Communities, Inc.	19,493	2,463,525
Sun Communities, Inc.	20,631	2,586,096
UDR, Inc.	55,152	1,986,575

		27,156,215

Retail REITs — 1.3%
Agree Realty Corp.	16,701	995,547
Brixmor Property Group, Inc.	49,855	1,118,746
Federal Realty Investment Trust	13,640	1,387,597
Kimco Realty Corp.	110,242	2,226,888
NNN REIT, Inc.	30,627	1,235,493
Realty Income Corp.	137,410	7,473,730
Regency Centers Corp.	30,362	1,902,787
Simon Property Group, Inc.	53,798	7,456,941

		23,797,729

Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a)	12,912	334,937
Cirrus Logic, Inc.(a)	9,298	717,806
Enphase Energy, Inc.(a)	22,344	2,326,681
Entegris, Inc	25,068	2,950,504
First Solar, Inc.(a)	17,867	2,613,942
GLOBALFOUNDRIES, Inc.(a)(b)	13,251	728,540
Lattice Semiconductor Corp.(a)	22,973	1,398,137
Marvell Technology, Inc.	142,051	9,616,853
Microchip Technology, Inc.	89,352	7,611,003
MKS Instruments, Inc.	11,115	1,183,192
Monolithic Power Systems, Inc.	7,614	4,589,110
ON Semiconductor Corp.(a)	71,703	5,100,234
Qorvo, Inc.(a)	16,481	1,643,815
Skyworks Solutions, Inc.	26,036	2,719,720
Teradyne, Inc.	25,025	2,417,165
Universal Display Corp.	7,877	1,337,278
Wolfspeed, Inc.(a)(b)	20,652	672,223

		47,961,140

Software — 4.9%
Alteryx, Inc., Class A(a)(b)	10,158	482,099
ANSYS, Inc.(a)	14,430	4,730,587

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
AppLovin Corp., Class A(a)	35,431	$1,457,277
Aspen Technology, Inc.(a)	4,647	892,178
Bentley Systems, Inc., Class B	32,780	1,652,112
Bill Holdings, Inc.(a)(b)	17,099	1,334,577
CCC Intelligent Solutions Holdings, Inc.(a)	34,057	374,286
Confluent, Inc., Class A(a)(b)	31,157	696,671
Crowdstrike Holdings, Inc., Class A(a)	35,480	10,377,900
Datadog, Inc., Class A(a)	45,359	5,644,474
DocuSign, Inc.(a)	34,063	2,075,118
Dolby Laboratories, Inc., Class A	9,894	822,983
DoubleVerify Holdings, Inc.(a)	23,076	923,271
Dropbox, Inc., Class A(a)	43,436	1,376,052
Dynatrace, Inc.(a)	40,362	2,300,634
Elastic NV(a)	13,366	1,564,624
Fair Isaac Corp.(a)	4,037	4,839,677
Five9, Inc.(a)	12,055	914,492
Gen Digital, Inc.	93,040	2,184,579
Gitlab, Inc., Class A(a)	14,607	1,038,704
Guidewire Software, Inc.(a)	13,759	1,536,605
HashiCorp, Inc., Class A(a)	16,651	363,991
HubSpot, Inc.(a)(b)	7,535	4,603,885
Informatica, Inc., Class A(a)(b)	6,910	207,300
Klaviyo, Inc., Class A	—	—
Manhattan Associates, Inc.(a)	10,344	2,509,041
nCino, Inc.(a)	11,902	374,675
NCR Voyix Corp.(a)(b)	21,146	310,846
Nutanix, Inc., Class A(a)	40,948	2,301,278
Palantir Technologies, Inc., Class A(a)	316,891	5,098,776
Pegasystems, Inc.	7,179	349,904
Procore Technologies, Inc.(a)	13,410	957,340
PTC, Inc.(a)	19,233	3,474,441
RingCentral, Inc., Class A(a)	14,542	492,828
SentinelOne, Inc., Class A(a)	39,372	1,055,170
Smartsheet, Inc., Class A(a)	21,556	969,373
Splunk, Inc.(a)	25,854	3,965,228
Teradata Corp.(a)	16,966	783,490
Tyler Technologies, Inc.(a)	6,866	2,902,601
UiPath, Inc., Class A(a)(b)	64,121	1,473,501
Unity Software, Inc.(a)(b)	49,069	1,589,836
Zoom Video Communications, Inc., Class A(a)	41,656	2,691,394
Zscaler, Inc.(a)	14,617	3,444,788

		87,138,586

Specialized REITs — 1.7%
CubeSmart	37,670	1,628,097
Digital Realty Trust, Inc.	50,247	7,057,694
EPR Properties	12,475	552,268
Extra Space Storage, Inc.	34,695	5,011,346
Gaming and Leisure Properties, Inc.	43,114	1,968,154
Iron Mountain, Inc.	48,096	3,247,442
Lamar Advertising Co., Class A	14,636	1,532,096
National Storage Affiliates Trust	13,514	504,748
Rayonier, Inc.	24,759	750,198
SBA Communications Corp.	17,790	3,982,469
Weyerhaeuser Co.	122,979	4,030,022

		30,264,534

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	9,888	661,013
AutoNation, Inc.(a)(b)	4,917	686,708
Bath & Body Works, Inc.	38,663	1,649,364
Best Buy Co., Inc.	32,709	2,371,075

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores, Inc.(a)(b)	10,861	$2,076,080
CarMax, Inc.(a)(b)	26,564	1,890,826
Dick’s Sporting Goods, Inc.	10,134	1,510,675
Five Below, Inc.(a)	9,211	1,653,006
Floor & Decor Holdings, Inc., Class A(a)(b)	17,508	1,760,604
GameStop Corp., Class A(a)(b)	44,672	635,683
Gap, Inc.	33,035	617,424
Lithia Motors, Inc., Class A	4,569	1,347,170
Murphy USA, Inc.	3,291	1,160,143
Penske Automotive Group, Inc.(b)	3,346	496,446
Petco Health & Wellness Co., Inc.(a)	13,018	31,113
RH(a)	2,475	627,363
Ross Stores, Inc.	55,633	7,804,197
Tractor Supply Co.	17,920	4,024,832
Ulta Beauty, Inc.(a)	8,139	4,086,185
Valvoline, Inc.(a)	23,322	851,020
Victoria’s Secret & Co.(a)	12,913	336,384
Wayfair, Inc., Class A(a)(b)	13,731	689,983
Williams-Sonoma, Inc.	10,695	2,068,306

		39,035,600

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	212,805	3,253,789
HP, Inc.	145,096	4,165,706
NetApp, Inc.	35,387	3,085,746
Pure Storage, Inc., Class A(a)	47,996	1,919,360
Western Digital Corp.(a)	53,308	3,051,883

		15,476,484

Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC(a)(b)	5,013	232,553
Capri Holdings Ltd.(a)	18,581	905,638
Carter’s, Inc.	6,166	466,396
Columbia Sportswear Co.	5,952	471,756
Crocs, Inc.(a)	10,195	1,034,589
Deckers Outdoor Corp.(a)	4,399	3,315,658
PVH Corp.	9,792	1,177,586
Ralph Lauren Corp., Class A	6,712	964,313
Skechers USA, Inc., Class A(a)	22,331	1,394,348
Tapestry, Inc.	36,665	1,422,235
Under Armour, Inc., Class A(a)	32,202	245,379
Under Armour, Inc., Class C(a)	34,442	254,871
VF Corp.	58,413	961,478

		12,846,800

Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	17,349	725,362
Core & Main, Inc., Class A(a)	25,398	1,049,191
Fastenal Co.	95,064	6,486,217
Ferguson PLC	34,082	6,402,645
MSC Industrial Direct Co., Inc., Class A	7,697	759,540
SiteOne Landscape Supply, Inc.(a)	7,418	1,146,452
United Rentals, Inc.	11,250	7,035,750
Watsco, Inc.	5,573	2,178,932
WESCO International, Inc.	7,474	1,296,888
WW Grainger, Inc.	7,371	6,601,762

		33,682,739

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.3%
American Water Works Co., Inc.	32,015	$3,970,500
Essential Utilities, Inc.	40,909	1,466,997

		5,437,497

Total Common Stocks — 97.5% (Cost: $1,211,537,512)		1,743,751,147

Investment Companies

Equity Funds — 1.1%
iShares Russell Mid-Cap ETF(d)	251,878	19,301,411

Total Investment Companies — 1.1% (Cost: $19,229,809)		19,301,411

Total Long-Term Investments — 98.6% (Cost: $1,230,767,321)		1,763,052,558

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	49,371,747	49,401,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	23,126,279	23,126,279

Total Short-Term Securities — 4.1% (Cost: $72,515,543)		72,527,648

Total Investments — 102.7% (Cost: $1,303,282,864)		1,835,580,206

Liabilities in Excess of Other Assets — (2.7)%		(47,887,576)

Net Assets — 100.0%		$1,787,692,630

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$43,582,836	$5,799,847	(a)	$—	$6,890	$11,796	$49,401,369	49,371,747	$223,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,395,519	11,730,760	(a)	—	—	—	23,126,279	23,126,279	344,137		—
iShares Russell Mid-Cap ETF	21,270,589	90,558,835		(92,337,845)	1,092,944	(1,283,112)	19,301,411	251,878	133,564		—

					$1,099,834	$(1,271,316)	$91,829,059		$700,736		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	26	03/15/24	$6,332	$157,879
S&P Mid 400 E-Mini Index	62	03/15/24	17,008	100,315

				$258,194

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$258,194	$—	$—	$—	$258,194

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,300,834	$—	$—	$—	$1,300,834

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(499,391)	$—	$—	$—	$(499,391)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,638,624

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$29,563,835	$—	$—	$29,563,835
Air Freight & Logistics	5,769,856	—	—	5,769,856
Automobile Components	8,129,985	—	—	8,129,985
Automobiles	3,804,790	—	—	3,804,790

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$43,341,250	$—	$—	$43,341,250
Beverages	5,742,528	—	—	5,742,528
Biotechnology	29,309,724	—	—	29,309,724
Broadline Retail	10,004,968	—	—	10,004,968
Building Products	40,119,158	—	—	40,119,158
Capital Markets	86,246,217	—	—	86,246,217
Chemicals	44,284,895	—	—	44,284,895
Commercial Services & Supplies	30,465,094	—	—	30,465,094
Communications Equipment	6,191,987	—	—	6,191,987
Construction & Engineering	11,892,782	—	—	11,892,782
Construction Materials	11,427,348	—	—	11,427,348
Consumer Finance	12,104,607	—	—	12,104,607
Consumer Staples Distribution & Retail	20,925,487	—	—	20,925,487
Containers & Packaging	22,163,047	19,816	—	22,182,863
Distributors	7,758,918	—	—	7,758,918
Diversified Consumer Services	4,733,285	—	—	4,733,285
Diversified REITs	7,313,657	—	—	7,313,657
Diversified Telecommunication Services	1,781,250	—	—	1,781,250
Electric Utilities	47,658,202	—	—	47,658,202
Electrical Equipment	24,617,910	—	—	24,617,910
Electronic Equipment, Instruments & Components	41,192,624	—	—	41,192,624
Energy Equipment & Services	12,862,083	—	—	12,862,083
Entertainment	30,970,239	—	—	30,970,239
Financial Services	42,494,758	—	—	42,494,758
Food Products	24,786,074	—	—	24,786,074
Gas Utilities	4,251,655	—	—	4,251,655
Ground Transportation	19,095,683	—	—	19,095,683
Health Care Equipment & Supplies	54,304,014	—	—	54,304,014
Health Care Providers & Services	30,684,405	—	—	30,684,405
Health Care REITs	15,079,794	—	—	15,079,794
Health Care Technology	6,384,192	—	—	6,384,192
Hotel & Resort REITs	2,825,766	—	—	2,825,766
Hotels, Restaurants & Leisure	59,402,570	—	—	59,402,570
Household Durables	32,205,669	—	—	32,205,669
Household Products	7,727,907	—	—	7,727,907
Independent Power and Renewable Electricity Producers	5,443,488	—	—	5,443,488
Industrial REITs	6,647,044	—	—	6,647,044
Insurance	87,777,758	—	—	87,777,758
Interactive Media & Services	7,264,438	—	—	7,264,438
IT Services	40,861,055	—	—	40,861,055
Leisure Products	3,891,244	—	—	3,891,244
Life Sciences Tools & Services	49,283,174	—	—	49,283,174
Machinery	84,607,116	—	—	84,607,116
Marine Transportation	781,173	—	—	781,173
Media	21,809,737	—	—	21,809,737
Metals & Mining	19,759,671	—	—	19,759,671
Mortgage Real Estate Investment Trusts (REITs)	4,501,757	—	—	4,501,757
Multi-Utilities	25,757,827	—	—	25,757,827
Office REITs	7,781,237	—	—	7,781,237
Oil, Gas & Consumable Fuels	70,257,227	—	—	70,257,227
Paper & Forest Products	712,152	—	—	712,152
Passenger Airlines	11,673,350	—	—	11,673,350
Personal Care Products	811,618	—	—	811,618
Pharmaceuticals	9,638,720	—	—	9,638,720
Professional Services	48,343,309	—	—	48,343,309
Real Estate Management & Development	13,712,699	—	—	13,712,699
Residential REITs	27,156,215	—	—	27,156,215
Retail REITs	23,797,729	—	—	23,797,729
Semiconductors & Semiconductor Equipment	47,961,140	—	—	47,961,140
Software	87,138,586	—	—	87,138,586
Specialized REITs	30,264,534	—	—	30,264,534
Specialty Retail	39,035,600	—	—	39,035,600
Technology Hardware, Storage & Peripherals	15,476,484	—	—	15,476,484

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$12,846,800	$—	$—	$12,846,800
Trading Companies & Distributors	33,682,739	—	—	33,682,739
Water Utilities	5,437,497	—	—	5,437,497
Investment Companies	19,301,411	—	—	19,301,411
Short-Term Securities
Money Market Funds	72,527,648	—	—	72,527,648

	$1,835,560,390	$19,816	$—	$1,835,580,206

Derivative Financial Instruments(a)
Assets
Equity Contracts	$258,194	$—	$—	$258,194

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)	2,864	$174,189
AeroVironment, Inc.(a)	2,197	265,046
AerSale Corp.(a)(b)	2,489	23,148
Archer Aviation, Inc., Class A(a)(b)	12,943	62,515
Astronics Corp.(a)	2,206	37,303
Axon Enterprise, Inc.(a)	6,103	1,520,013
BWX Technologies, Inc.	7,766	632,774
Cadre Holdings, Inc.	1,840	62,542
Curtiss-Wright Corp.	3,351	745,832
Ducommun, Inc.(a)	1,109	54,729
Eve Holding, Inc., Class A	1,499	9,294
Hexcel Corp.	7,183	476,879
Huntington Ingalls Industries, Inc.	3,462	896,381
Kaman Corp.	2,345	105,642
Kratos Defense & Security Solutions, Inc.(a)	10,791	182,692
Leonardo DRS, Inc.(a)	5,837	113,296
Mercury Systems, Inc.(a)	4,573	135,635
Moog, Inc., Class A	2,406	336,359
National Presto Industries, Inc.	529	41,881
Park Aerospace Corp.	1,544	22,774
Redwire Corp.(a)(b)	1,269	3,680
Rocket Lab USA, Inc., Class A(a)(b)	23,606	114,489
Spirit AeroSystems Holdings, Inc., Class A(a)	8,928	245,163
Terran Orbital Corp., Class A(a)	14,997	12,413
Textron, Inc.	17,090	1,447,694
Triumph Group, Inc.(a)	5,847	94,721
V2X, Inc.(a)	1,049	40,796
Virgin Galactic Holdings, Inc., Class A(a)(b)	27,030	48,113
Woodward, Inc.	5,222	719,435

		8,625,428

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)(b)	4,754	73,639
Forward Air Corp.	2,176	96,462
GXO Logistics, Inc.(a)	9,994	543,474
Hub Group, Inc., Class A(a)	5,338	241,705
Radiant Logistics, Inc.(a)(b)	4,349	26,703

		981,983

Automobile Components — 1.0%
Adient PLC(a)	8,408	291,842
American Axle & Manufacturing Holdings, Inc.(a)	9,666	78,198
Atmus Filtration Technologies, Inc.(a)	1,603	35,795
BorgWarner, Inc.	19,948	676,237
Cooper-Standard Holdings, Inc.(a)	1,653	29,076
Dana, Inc.	11,042	149,730
Dorman Products, Inc.(a)	2,405	195,791
Fox Factory Holding Corp.(a)	3,835	241,758
Gentex Corp.	19,944	660,745
Gentherm, Inc.(a)(b)	2,732	131,546
Goodyear Tire & Rubber Co.(a)	23,858	332,580
Holley, Inc.(a)	4,184	19,958
LCI Industries	2,096	233,243
Lear Corp.	5,088	676,195
Luminar Technologies, Inc., Class A(a)(b)	22,911	62,318
Modine Manufacturing Co.(a)	4,359	301,163
Patrick Industries, Inc.	1,856	186,324
Phinia, Inc.	3,970	120,053
QuantumScape Corp., Class A(a)(b)	28,865	196,571
Solid Power, Inc., Class A(a)	8,431	13,658
Standard Motor Products, Inc.	1,917	77,351

Security	Shares	Value

Automobile Components (continued)
Stoneridge, Inc.(a)	2,287	$40,686
Visteon Corp.(a)	2,446	281,999
XPEL, Inc.(a)	1,898	101,448

		5,134,265

Automobiles — 0.2%
Fisker, Inc., Class A(a)(b)	20,403	16,371
Harley-Davidson, Inc.	10,991	356,658
Livewire Group, Inc.(b)	1,368	13,571
Thor Industries, Inc.	4,520	510,850
Winnebago Industries, Inc.	2,459	161,606
Workhorse Group, Inc.(a)(b)	11,058	2,930

		1,061,986

Banks — 6.1%
1st Source Corp.	1,396	72,969
ACNB Corp.	623	24,316
Amalgamated Financial Corp.	1,508	40,052
Amerant Bancorp, Inc., Class A	2,093	47,323
American National Bankshares, Inc.	1,051	47,600
Ameris Bancorp	5,635	279,721
Ames National Corp.	787	16,637
Arrow Financial Corp.	1,522	38,339
Associated Banc-Corp.	13,721	288,278
Atlantic Union Bankshares Corp.	6,325	216,062
Axos Financial, Inc.(a)	4,719	261,574
Banc of California, Inc.	11,143	153,551
BancFirst Corp.	1,862	164,806
Bancorp, Inc.(a)	4,406	192,278
Bank First Corp.	781	65,948
Bank of Hawaii Corp.	3,434	217,132
Bank of Marin Bancorp	1,119	21,910
Bank of NT Butterfield & Son Ltd.	4,654	141,156
Bank OZK	9,167	413,523
Bank7 Corp.	597	16,686
BankUnited, Inc.	6,157	173,997
Bankwell Financial Group, Inc.	556	15,429
Banner Corp.	2,097	97,678
Bar Harbor Bankshares	1,403	36,913
BayCom Corp.	1,153	23,533
BCB Bancorp, Inc.	1,620	20,120
Berkshire Hills Bancorp, Inc.	2,657	63,768
Blue Foundry Bancorp(a)(b)	2,426	23,144
Blue Ridge Bankshares, Inc.	1,856	4,640
BOK Financial Corp.	2,438	204,402
Bridgewater Bancshares, Inc.(a)	2,254	28,198
Brookline Bancorp, Inc.	7,960	86,127
Burke & Herbert Financial Services Corp.	605	35,332
Business First Bancshares, Inc.	2,053	46,295
Byline Bancorp, Inc.	1,872	40,884
C&F Financial Corp.	302	16,761
Cadence Bank	10,103	268,942
Cambridge Bancorp	732	50,208
Camden National Corp.	1,436	51,739
Capital Bancorp, Inc.	914	19,889
Capital City Bank Group, Inc.	1,151	32,896
Capitol Federal Financial, Inc.	10,269	65,105
Capstar Financial Holdings, Inc.	1,503	27,340
Carter Bankshares, Inc.(a)	1,649	23,845
Cathay General Bancorp	6,006	247,267
Central Pacific Financial Corp.	715	13,778
Central Valley Community Bancorp	1,115	21,653
Chemung Financial Corp.	491	22,841

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ChoiceOne Financial Services, Inc.	665	$17,742
Citizens & Northern Corp.	1,219	24,709
Citizens Financial Services, Inc.	369	21,605
City Holding Co.	956	97,713
Civista Bancshares, Inc.	1,960	33,496
CNB Financial Corp.	1,839	39,263
Coastal Financial Corp.(a)	973	38,823
Codorus Valley Bancorp, Inc.	1,095	25,809
Colony Bankcorp, Inc.	2,154	26,343
Columbia Banking System, Inc.	18,438	371,710
Columbia Financial, Inc.(a)	2,551	45,867
Comerica, Inc.	11,594	609,613
Commerce Bancshares, Inc.	10,273	535,429
Community Bank System, Inc.	4,008	183,446
Community Trust Bancorp, Inc.	1,337	55,486
ConnectOne Bancorp, Inc.	3,146	71,855
CrossFirst Bankshares, Inc.(a)	3,916	55,294
Cullen/Frost Bankers, Inc.	5,065	537,498
Customers Bancorp, Inc.(a)	2,352	125,691
CVB Financial Corp.	10,864	182,189
Dime Community Bancshares, Inc.	2,960	67,518
Eagle Bancorp, Inc.	2,713	67,255
East West Bancorp, Inc.	12,262	892,796
Eastern Bankshares, Inc.	13,223	184,593
Enterprise Bancorp, Inc.	891	25,322
Enterprise Financial Services Corp.	3,137	130,593
Equity Bancshares, Inc., Class A	1,061	34,854
Esquire Financial Holdings, Inc.	460	22,936
ESSA Bancorp, Inc.	950	18,060
Evans Bancorp, Inc.	336	9,902
Farmers & Merchants Bancorp, Inc.	1,213	27,414
Farmers National Banc Corp.	3,257	44,686
FB Financial Corp.	3,058	113,911
Fidelity D&D Bancorp, Inc.	438	21,786
Financial Institutions, Inc.	1,783	37,265
First Bancorp, Inc.	1,358	33,950
First BanCorp./Puerto Rico	14,805	246,947
First Bancorp/Southern Pines NC	3,377	116,709
First Bancshares, Inc.	2,560	65,101
First Bank/Hamilton	1,983	27,246
First Busey Corp.	4,493	105,765
First Business Financial Services, Inc.	942	34,637
First Citizens BancShares, Inc., Class A	943	1,423,930
First Commonwealth Financial Corp.	8,601	120,500
First Community Bankshares, Inc.	1,457	49,946
First Community Corp.	806	15,072
First Financial Bancorp	8,114	181,916
First Financial Bankshares, Inc.	11,530	360,082
First Financial Corp.	905	35,675
First Foundation, Inc.	4,769	45,401
First Hawaiian, Inc.	11,047	239,609
First Horizon Corp.	48,635	692,562
First Interstate BancSystem, Inc., Class A	7,547	207,693
First Merchants Corp.	5,156	174,324
First Mid Bancshares, Inc.	1,914	60,234
First of Long Island Corp.	2,146	25,795
First Western Financial, Inc.(a)	903	15,396
Five Star Bancorp	1,103	26,284
Flushing Financial Corp.	2,690	43,121
FNB Corp.	32,189	424,251
FS Bancorp, Inc.	686	25,259
Fulton Financial Corp.	13,747	214,316
FVCBankcorp, Inc.(a)(b)	1,981	24,307

Security	Shares	Value

Banks (continued)
German American Bancorp, Inc.	2,031	$67,287
Glacier Bancorp, Inc.	9,826	379,873
Great Southern Bancorp, Inc.	819	42,662
Greene County Bancorp, Inc.	454	11,350
Guaranty Bancshares, Inc.	871	26,557
Hancock Whitney Corp.	7,407	334,130
Hanmi Financial Corp.	1,558	26,097
HarborOne Bancorp, Inc.	3,371	36,811
HBT Financial, Inc.	1,210	23,559
Heartland Financial USA, Inc.	3,667	130,068
Heritage Commerce Corp.	5,289	47,019
Heritage Financial Corp.	2,711	54,627
Hilltop Holdings, Inc.	4,463	140,540
Hingham Institution For Savings The(b)	156	28,838
Home Bancorp, Inc.	697	27,755
Home BancShares, Inc.	16,773	393,159
HomeStreet, Inc.	2,373	32,652
HomeTrust Bancshares, Inc.	1,226	33,286
Hope Bancorp, Inc.	10,109	112,008
Horizon Bancorp, Inc.	3,931	51,535
Independent Bank Corp.	5,304	242,944
Independent Bank Group, Inc.	3,097	149,740
International Bancshares Corp.	4,566	241,359
John Marshall Bancorp, Inc.	1,078	20,482
Kearny Financial Corp.	4,787	34,610
Lakeland Bancorp, Inc.	5,430	72,165
Lakeland Financial Corp.	2,148	143,830
LCNB Corp.	1,249	18,448
Live Oak Bancshares, Inc.	2,873	104,491
Luther Burbank Corp.	2,864	27,494
Macatawa Bank Corp.	2,754	29,358
MainStreet Bancshares, Inc.	726	13,446
Mercantile Bank Corp.	1,240	49,712
Metrocity Bankshares, Inc.	1,892	45,219
Metropolitan Bank Holding Corp.(a)	972	47,132
Mid Penn Bancorp, Inc.	1,482	31,685
Middlefield Banc Corp.	713	18,823
Midland States Bancorp, Inc.	1,355	35,582
MidWestOne Financial Group, Inc.	1,478	37,689
MVB Financial Corp.	1,052	22,544
National Bank Holdings Corp., Class A	2,537	88,795
National Bankshares, Inc.	695	22,421
NBT Bancorp, Inc.	3,912	139,150
New York Community Bancorp, Inc., Class A	62,456	404,090
Nicolet Bankshares, Inc.	1,078	83,836
Northeast Bank	725	39,752
Northeast Community Bancorp, Inc.	1,276	21,985
Northfield Bancorp, Inc.	3,761	45,245
Northrim BanCorp, Inc.	495	25,012
Northwest Bancshares, Inc.	9,322	115,313
Norwood Financial Corp.	738	20,214
Oak Valley Bancorp	584	15,213
OceanFirst Financial Corp.	5,030	86,667
OFG Bancorp	3,860	141,932
Old National Bancorp	25,841	425,601
Old Second Bancorp, Inc.	3,615	49,236
Orange County Bancorp, Inc.	525	25,484
Origin Bancorp, Inc.	2,464	75,152
Orrstown Financial Services, Inc.	947	26,213
Pacific Premier Bancorp, Inc.	8,415	213,489
Park National Corp.	1,229	160,606
Parke Bancorp, Inc.	1,420	26,284
Pathward Financial, Inc.	2,119	109,722

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
PCB Bancorp	1,439	$24,103
Peapack-Gladstone Financial Corp.	1,734	47,824
Penns Woods Bancorp, Inc.	765	16,493
Peoples Bancorp, Inc.	2,971	87,050
Peoples Financial Services Corp.	808	35,318
Pinnacle Financial Partners, Inc.	6,622	585,252
Pioneer Bancorp, Inc./New York(a)	2,062	20,105
Plumas Bancorp	513	18,099
Ponce Financial Group, Inc.(a)	2,258	20,457
Popular, Inc.	6,252	534,233
Preferred Bank/Los Angeles CA	621	44,613
Premier Financial Corp.	3,038	63,464
Primis Financial Corp.	2,009	26,519
Princeton Bancorp, Inc.	518	16,918
Prosperity Bancshares, Inc.	7,676	490,573
Provident Financial Services, Inc.	5,360	88,708
QCR Holdings, Inc.	1,415	82,650
RBB Bancorp	1,364	24,129
Red River Bancshares, Inc.	331	16,951
Renasant Corp.	4,602	145,561
Republic Bancorp, Inc., Class A	714	36,550
S&T Bancorp, Inc.	3,166	105,554
Sandy Spring Bancorp, Inc.	3,832	93,424
Seacoast Banking Corp. of Florida	7,022	172,460
ServisFirst Bancshares, Inc.	4,320	290,045
Shore Bancshares, Inc.	2,600	33,644
Sierra Bancorp	1,347	27,950
Simmons First National Corp., Class A	10,514	199,871
SmartFinancial, Inc.	1,510	35,123
South Plains Financial, Inc.	1,128	30,546
Southern First Bancshares, Inc.(a)	734	27,518
Southern Missouri Bancorp, Inc.	811	35,368
Southern States Bancshares, Inc.	697	17,815
Southside Bancshares, Inc.	2,682	83,947
SouthState Corp.	6,669	554,194
Stellar Bancorp, Inc.	4,092	102,423
Sterling Bancorp, Inc.(a)	2,210	11,956
Stock Yards Bancorp, Inc.	2,303	114,505
Summit Financial Group, Inc.	1,259	35,617
Synovus Financial Corp.	12,866	484,534
Texas Capital Bancshares, Inc.(a)(b)	4,300	262,300
TFS Financial Corp.	4,817	64,162
Third Coast Bancshares, Inc.(a)	1,374	26,106
Timberland Bancorp, Inc.	592	16,558
Tompkins Financial Corp.	1,201	59,317
Towne Bank	6,581	184,992
TriCo Bancshares	2,681	97,454
Triumph Financial, Inc.(a)	1,882	132,963
TrustCo Bank Corp./New York	1,633	47,194
Trustmark Corp.	5,201	140,375
UMB Financial Corp.	3,951	325,957
United Bankshares, Inc.	11,113	398,401
United Community Banks, Inc.	9,812	268,260
Unity Bancorp, Inc.	988	27,061
Univest Financial Corp.	2,520	53,525
USCB Financial Holdings, Inc., Class A(a)	1,092	13,246
Valley National Bancorp	36,905	355,026
Veritex Holdings, Inc.	3,592	75,468
Virginia National Bankshares Corp.	559	18,453
WaFd, Inc.	5,614	163,031
Washington Trust Bancorp, Inc.	1,298	36,097
Webster Financial Corp.	14,998	742,101

Security	Shares	Value

Banks (continued)
WesBanco, Inc.	4,980	$146,113
West BanCorp, Inc.	1,504	28,290
Westamerica BanCorp	2,148	102,503
Western Alliance Bancorp	9,249	591,566
Wintrust Financial Corp.	5,375	521,267
WSFS Financial Corp.	5,171	230,161
Zions Bancorp NA	12,472	522,577

		30,597,651

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	801	279,765
Celsius Holdings, Inc.(a)(b)	12,566	627,044
Coca-Cola Consolidated, Inc.	424	365,229
Duckhorn Portfolio, Inc.(a)	3,577	30,870
MGP Ingredients, Inc.(b)	1,341	113,918
National Beverage Corp.(a)	2,191	101,312
Primo Water Corp.	13,323	194,249
Vita Coco Co., Inc.(a)	2,329	45,858
Zevia PBC, Class A(a)(b)	3,090	5,253

		1,763,498

Biotechnology — 4.8%
2seventy bio, Inc.(a)	4,921	25,294
4D Molecular Therapeutics, Inc.(a)	3,470	59,857
89bio, Inc.(a)	5,088	50,371
Aadi Bioscience, Inc.(a)	1,176	2,164
ACADIA Pharmaceuticals, Inc.(a)	10,264	265,940
ACELYRIN, Inc.(a)	3,199	24,376
Acrivon Therapeutics, Inc.(a)	791	2,887
Actinium Pharmaceuticals, Inc.(a)(b)	2,431	13,079
Adicet Bio, Inc.(a)	2,792	8,348
ADMA Biologics, Inc.(a)	16,482	85,542
Aerovate Therapeutics, Inc.(a)	826	15,950
Agenus, Inc.(a)	36,200	24,153
Agios Pharmaceuticals, Inc.(a)	4,663	105,477
Akero Therapeutics, Inc.(a)	4,257	91,994
Aldeyra Therapeutics, Inc.(a)	4,115	12,880
Alector, Inc.(a)	5,622	33,507
Alkermes PLC(a)(b)	14,018	379,187
Allakos, Inc.(a)	6,281	7,977
Allogene Therapeutics, Inc.(a)(b)	7,422	26,125
Allovir, Inc.(a)	3,368	2,425
Alpine Immune Sciences, Inc.(a)	2,724	72,486
Altimmune, Inc.(a)	5,530	52,203
ALX Oncology Holdings, Inc.(a)	2,862	41,241
Amicus Therapeutics, Inc.(a)	24,016	298,519
AnaptysBio, Inc.(a)	1,790	42,244
Anavex Life Sciences Corp.(a)(b)	6,135	36,626
Anika Therapeutics, Inc.(a)	1,127	26,507
Annexon, Inc.(a)	4,619	19,192
Apellis Pharmaceuticals, Inc.(a)(b)	8,868	561,256
Apogee Therapeutics, Inc.(b)	1,900	63,650
Arbutus Biopharma Corp.(a)	9,788	23,198
Arcellx, Inc.(a)	3,246	200,733
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,974	65,083
Arcus Biosciences, Inc.(a)	4,466	67,615
Arcutis Biotherapeutics, Inc.(a)(b)	5,373	31,540
Ardelyx, Inc.(a)(b)	19,536	170,549
Arrowhead Pharmaceuticals, Inc.(a)	10,279	329,956
ARS Pharmaceuticals, Inc.(a)(b)	2,393	14,861
Astria Therapeutics, Inc.(a)	2,352	30,647
Atara Biotherapeutics, Inc.(a)	7,980	4,976
Aura Biosciences, Inc.(a)	3,223	24,817
Aurinia Pharmaceuticals, Inc.(a)(b)	11,455	86,371

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices, Inc.(a)(b)	6,424	$43,490
Avidity Biosciences, Inc.(a)	6,136	75,043
Avita Medical, Inc.(a)	2,241	37,559
Beam Therapeutics, Inc.(a)(b)	6,118	149,279
BioAtla, Inc.(a)	4,713	9,025
BioCryst Pharmaceuticals, Inc.(a)(b)	15,647	82,929
Biohaven Ltd.(a)	5,796	257,806
Biomea Fusion, Inc.(a)	1,744	31,532
Bioxcel Therapeutics, Inc.(a)(b)	1,512	4,869
Bluebird Bio, Inc.(a)	12,503	12,753
Blueprint Medicines Corp.(a)	5,333	424,133
Bridgebio Pharma, Inc.(a)(b)	10,106	346,535
Cabaletta Bio, Inc.(a)	3,420	70,042
CareDx, Inc.(a)	4,398	37,647
Caribou Biosciences, Inc.(a)(b)	7,630	46,772
Carisma Therapeutics, Inc.	2,521	5,294
Cartesian Therapeutics, Inc.(a)	12,002	8,641
Catalyst Pharmaceuticals, Inc.(a)	8,494	122,314
Celcuity, Inc.(a)	1,519	22,937
Celldex Therapeutics, Inc.(a)(b)	3,929	138,379
Century Therapeutics, Inc.(a)	2,020	8,646
Cerevel Therapeutics Holdings, Inc.(a)	5,922	248,132
Cogent Biosciences, Inc.(a)	8,121	35,976
Coherus Biosciences, Inc.(a)(b)	9,807	21,085
Compass Therapeutics, Inc.(a)	8,222	10,689
Crinetics Pharmaceuticals, Inc.(a)	5,524	201,516
Cue Biopharma, Inc.(a)(b)	3,595	9,491
Cullinan Oncology, Inc.(a)	2,395	36,260
Cytokinetics, Inc.(a)	8,071	630,587
Day One Biopharmaceuticals, Inc.(a)	5,054	76,063
Deciphera Pharmaceuticals, Inc.(a)	4,705	67,376
Denali Therapeutics, Inc.(a)	9,964	159,524
Design Therapeutics, Inc.(a)	2,956	7,006
Disc Medicine, Inc.(a)	690	45,367
Dynavax Technologies Corp.(a)(b)	10,965	141,668
Dyne Therapeutics, Inc.(a)	4,164	89,110
Eagle Pharmaceuticals, Inc.(a)	868	5,086
Editas Medicine, Inc.(a)(b)	6,660	46,820
Emergent BioSolutions, Inc.(a)	4,266	7,124
Enanta Pharmaceuticals, Inc.(a)	1,765	21,445
Entrada Therapeutics, Inc.(a)	1,908	27,800
Erasca, Inc.(a)	5,122	8,554
Exact Sciences Corp.(a)	15,493	1,013,242
Exelixis, Inc.(a)	26,865	584,582
Fate Therapeutics, Inc.(a)	7,272	44,796
Fennec Pharmaceuticals, Inc.(a)	1,521	15,195
FibroGen, Inc.(a)(b)	7,626	14,642
Foghorn Therapeutics, Inc.(a)	2,783	8,850
Genelux Corp.(a)	1,767	18,695
Generation Bio Co.(a)	3,492	6,565
Geron Corp.(a)	41,780	76,875
Graphite Bio, Inc.(a)	5,402	14,693
Gritstone bio, Inc.(a)	8,838	21,123
Halozyme Therapeutics, Inc.(a)	10,972	371,402
Heron Therapeutics, Inc.(a)	7,502	18,080
HilleVax, Inc.(a)	2,319	32,860
Humacyte, Inc.(a)	5,597	18,582
Icosavax, Inc.(a)	2,854	43,695
Ideaya Biosciences, Inc.(a)(b)	5,092	221,655
IGM Biosciences, Inc.(a)	1,078	11,341
Immuneering Corp., Class A(a)	1,961	11,511
ImmunityBio, Inc.(a)(b)	12,478	41,926
ImmunoGen, Inc.(a)	20,813	610,237

Security	Shares	Value

Biotechnology (continued)
Immunovant, Inc.(a)	4,944	$180,011
Inhibrx, Inc.(a)	2,904	111,891
Inozyme Pharma, Inc.(a)	3,298	18,139
Insmed, Inc.(a)(b)	11,678	324,648
Intellia Therapeutics, Inc.(a)	7,439	177,197
Ionis Pharmaceuticals, Inc.(a)	12,155	624,645
Iovance Biotherapeutics, Inc.(a)(b)	19,416	150,086
Ironwood Pharmaceuticals, Inc., Class A(a)	11,739	166,576
iTeos Therapeutics, Inc.(a)	2,302	22,905
Janux Therapeutics, Inc.(a)	1,375	11,770
KalVista Pharmaceuticals, Inc.(a)	2,079	32,786
Karuna Therapeutics, Inc.(a)	3,085	966,901
Karyopharm Therapeutics, Inc.(a)	18,357	13,777
Keros Therapeutics, Inc.(a)	2,032	112,492
Kezar Life Sciences, Inc.(a)(b)	4,775	4,725
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,117	54,953
Kodiak Sciences, Inc.(a)	2,614	10,482
Krystal Biotech, Inc.(a)(b)	1,825	203,031
Kura Oncology, Inc.(a)	5,887	118,564
Kymera Therapeutics, Inc.(a)(b)	3,210	105,224
Larimar Therapeutics, Inc.(a)	845	4,893
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	16,003
Lineage Cell Therapeutics, Inc.(a)	13,121	12,204
Lyell Immunopharma, Inc.(a)	14,969	27,393
MacroGenics, Inc.(a)(b)	5,789	82,783
Madrigal Pharmaceuticals, Inc.(a)	1,319	285,840
MannKind Corp.(a)	24,311	81,199
MeiraGTx Holdings PLC(a)	2,394	14,532
Merrimack Pharmaceuticals, Inc.(a)	1,167	15,638
Mersana Therapeutics, Inc.(a)	7,892	24,939
MiMedx Group, Inc.(a)	9,785	75,736
Mineralys Therapeutics, Inc.(a)	1,154	12,590
Mirum Pharmaceuticals, Inc.(a)	1,905	50,406
Monte Rosa Therapeutics, Inc.(a)(b)	2,258	11,956
Morphic Holding, Inc.(a)	3,305	104,735
Mural Oncology PLC(a)	1,619	7,107
Myriad Genetics, Inc.(a)	6,840	146,308
Natera, Inc.(a)	9,395	619,506
Neurocrine Biosciences, Inc.(a)	8,370	1,169,875
Nkarta, Inc.(a)	3,182	28,765
Novavax, Inc.(a)(b)	9,181	36,724
Nurix Therapeutics, Inc.(a)(b)	4,018	31,742
Nuvalent, Inc., Class A(a)	2,250	169,132
Nuvectis Pharma, Inc.(b)	807	5,883
Olema Pharmaceuticals, Inc.(a)(b)	2,578	33,617
Omega Therapeutics, Inc.(a)	2,235	8,158
Organogenesis Holdings, Inc., Class A(a)	5,244	17,305
ORIC Pharmaceuticals, Inc.(a)	3,775	41,487
Outlook Therapeutics, Inc.(a)(b)	12,799	4,940
Ovid therapeutics, Inc.(a)	5,290	20,472
PDS Biotechnology Corp.(a)(b)	2,744	14,680
PepGen, Inc.(a)	1,425	14,293
PMV Pharmaceuticals, Inc.(a)	3,164	5,569
Poseida Therapeutics, Inc.(a)	7,253	24,950
Precigen, Inc.(a)(b)	18,928	26,121
Prime Medicine, Inc.(a)(b)	3,622	23,000
ProKidney Corp., Class A(a)(b)	5,346	7,003
Protagonist Therapeutics, Inc.(a)	4,831	120,823
Protalix BioTherapeutics, Inc.	6,426	9,318
Prothena Corp. PLC(a)	3,567	101,267
PTC Therapeutics, Inc.(a)	6,099	159,123
Rallybio Corp.(a)	34	46
RAPT Therapeutics, Inc.(a)	2,497	61,801

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
RayzeBio, Inc.(a)	1,773	$110,103
Recursion Pharmaceuticals, Inc., Class A(a)(b)	11,552	108,704
REGENXBIO, Inc.(a)	3,433	42,295
Relay Therapeutics, Inc.(a)	7,342	67,913
Reneo Pharmaceuticals, Inc.(a)	2,355	3,862
Replimune Group, Inc.(a)	4,393	34,090
REVOLUTION Medicines, Inc.(a)(b)	12,724	353,091
Rhythm Pharmaceuticals, Inc.(a)(b)	4,349	191,834
Rigel Pharmaceuticals, Inc.(a)	14,485	16,947
Rocket Pharmaceuticals, Inc.(a)	5,315	152,700
Roivant Sciences Ltd.(a)(b)	31,818	318,180
Sage Therapeutics, Inc.(a)(b)	4,450	114,098
Sana Biotechnology, Inc.(a)(b)	9,335	51,249
Sangamo Therapeutics, Inc.(a)	10,586	4,838
Sarepta Therapeutics, Inc.(a)(b)	7,769	924,433
Savara, Inc.(a)	7,684	37,959
Scholar Rock Holding Corp.(a)	4,534	63,249
Seres Therapeutics, Inc.(a)(b)	7,933	8,964
SpringWorks Therapeutics, Inc.(a)	5,677	250,526
Stoke Therapeutics, Inc.(a)	2,856	13,823
Summit Therapeutics, Inc.(a)(b)	10,694	41,920
Sutro Biopharma, Inc.(a)	4,750	20,615
Syndax Pharmaceuticals, Inc.(a)	5,639	115,543
Tango Therapeutics, Inc.(a)	4,744	55,742
Tenaya Therapeutics, Inc.(a)	4,128	17,358
TG Therapeutics, Inc.(a)	11,737	190,609
Travere Therapeutics, Inc.(a)	6,778	60,528
Twist Bioscience Corp.(a)(b)	4,818	156,103
Tyra Biosciences, Inc.(a)	1,014	13,588
Ultragenyx Pharmaceutical, Inc.(a)(b)	6,699	295,493
United Therapeutics Corp.(a)	3,927	843,441
UroGen Pharma Ltd.(a)	1,871	29,375
Vanda Pharmaceuticals, Inc.(a)	4,585	16,506
Vaxcyte, Inc.(a)(b)	8,195	585,287
Vaxxinity, Inc., Class A(a)(b)	6,803	4,830
Vera Therapeutics, Inc., Class A(a)	3,440	125,285
Veracyte, Inc.(a)	6,158	154,073
Vericel Corp.(a)	4,028	173,123
Verve Therapeutics, Inc.(a)(b)	4,612	49,902
Vigil Neuroscience, Inc.(a)	1,473	4,007
Viking Therapeutics, Inc.(a)(b)	8,152	196,789
Vir Biotechnology, Inc.(a)	7,076	66,514
Viridian Therapeutics, Inc.(a)	4,035	77,674
Vor BioPharma, Inc.(a)	3,613	8,310
Voyager Therapeutics, Inc.(a)	2,822	20,516
X4 Pharmaceuticals, Inc.(a)	11,714	9,153
Xencor, Inc.(a)	4,842	90,545
XOMA Corp.(a)	777	15,517
Y-mAbs Therapeutics, Inc.(a)	2,861	36,592
Zentalis Pharmaceuticals, Inc.(a)(b)	4,641	54,996
Zura Bio Ltd., Class A	1,135	3,235
Zymeworks, Inc.(a)	4,863	52,715

		24,130,061

Broadline Retail — 0.3%
Big Lots, Inc.	2,245	12,886
ContextLogic, Inc., Class A(a)	1,574	6,879
Dillard’s, Inc., Class A(b)	296	114,632
Kohl’s Corp.	9,470	243,947
Macy’s, Inc.	24,025	439,417

Security	Shares	Value

Broadline Retail (continued)
Nordstrom, Inc.	9,780	$177,507
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	5,257	378,136
Savers Value Village, Inc.(a)(b)	2,377	44,426

		1,417,830

Building Products — 2.9%
A O Smith Corp.	10,574	820,648
AAON, Inc.	5,725	401,665
Advanced Drainage Systems, Inc.(b)	5,941	774,825
Allegion PLC	7,636	946,024
American Woodmark Corp.(a)	1,390	126,879
Apogee Enterprises, Inc.	1,827	96,484
Armstrong World Industries, Inc.	3,729	369,954
AZEK Co., Inc., Class A(a)	11,258	434,108
AZZ, Inc.	2,067	129,084
Builders FirstSource, Inc.(a)(b)	10,690	1,857,174
Carlisle Cos., Inc.	4,214	1,324,292
CSW Industrials, Inc.	1,305	276,099
Fortune Brands Innovations, Inc.	11,047	857,137
Gibraltar Industries, Inc.(a)	2,594	209,906
Griffon Corp.	3,499	203,852
Hayward Holdings, Inc.(a)	11,344	142,027
Insteel Industries, Inc.	1,591	55,096
Janus International Group, Inc.(a)	7,111	100,621
JELD-WEN Holding, Inc.(a)	7,187	133,678
Lennox International, Inc.	2,786	1,192,854
Masonite International Corp.(a)	1,931	177,748
Masterbrand, Inc.(a)	11,010	154,911
Owens Corning	7,733	1,171,781
PGT Innovations, Inc.(a)	4,814	198,433
Quanex Building Products Corp.	2,786	86,979
Resideo Technologies, Inc.(a)	12,493	209,508
Simpson Manufacturing Co., Inc.	3,641	658,985
Trex Co., Inc.(a)	9,454	770,312
UFP Industries, Inc.	5,249	595,499
Zurn Elkay Water Solutions Corp.	12,509	370,892

		14,847,455

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	2,983	443,990
AlTi Global, Inc., Class A(a)	1,928	11,973
Artisan Partners Asset Management, Inc., Class A	5,209	218,257
AssetMark Financial Holdings, Inc.(a)	1,692	51,894
B. Riley Financial, Inc.(b)	1,838	43,046
Bakkt Holdings, Inc., Class A(a)(b)	8,801	12,057
BGC Group, Inc., Class A	30,872	217,956
Brightsphere Investment Group, Inc.	2,714	60,034
Carlyle Group, Inc.	18,138	725,883
Cboe Global Markets, Inc.	9,173	1,686,456
Cohen & Steers, Inc.	2,206	155,347
Diamond Hill Investment Group, Inc., Class A	260	41,478
Donnelley Financial Solutions, Inc.(a)	2,099	130,390
Evercore, Inc., Class A	3,116	535,111
FactSet Research Systems, Inc.	3,344	1,591,476
Forge Global Holdings, Inc.(a)(b)	11,095	21,302
GCM Grosvenor, Inc., Class A	3,500	30,415
Hamilton Lane, Inc., Class A	3,088	358,023
Houlihan Lokey, Inc., Class A	4,323	517,809
Invesco Ltd.	31,235	494,450
Janus Henderson Group PLC	12,018	345,638
Jefferies Financial Group, Inc.	16,069	654,972

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Lazard, Inc.	9,401	$366,451
MarketAxess Holdings, Inc.	3,221	726,368
MarketWise, Inc., Class A	1,653	3,851
Moelis & Co., Class A	5,617	308,767
Morningstar, Inc.	2,251	628,704
Open Lending Corp.(a)	8,005	58,757
P10, Inc., Class A	3,292	30,286
Patria Investments Ltd., Class A	4,906	70,009
Perella Weinberg Partners, Class A	3,354	39,410
Piper Sandler Cos	1,476	256,071
PJT Partners, Inc., Class A	2,012	193,494
Robinhood Markets, Inc., Class A(a)	58,895	632,532
SEI Investments Co.	8,546	540,449
Silvercrest Asset Management Group, Inc., Class A	1,124	18,748
StepStone Group, Inc., Class A	4,582	153,268
Stifel Financial Corp.	8,788	641,085
StoneX Group, Inc.(a)	2,315	152,211
TPG, Inc., Class A	5,542	230,713
Value Line, Inc.	72	3,211
Victory Capital Holdings, Inc., Class A	2,594	87,496
Virtu Financial, Inc., Class A	7,568	127,067
Virtus Investment Partners, Inc.	593	140,013
WisdomTree, Inc.	11,416	77,286
XP, Inc., Class A	28,209	693,377

		14,527,581

Chemicals — 1.7%
AdvanSix, Inc.	2,234	56,699
American Vanguard Corp., Series 13A	2,566	28,021
Arcadium Lithium PLC(b)	86,640	423,670
Ashland, Inc.	4,039	378,131
Aspen Aerogels, Inc.(a)(b)	4,601	51,669
Avient Corp.	7,718	279,469
Axalta Coating Systems Ltd.(a)	18,894	612,543
Balchem Corp.	2,698	378,152
Cabot Corp.	4,695	338,510
Chemours Co.	12,763	385,060
Core Molding Technologies, Inc.(a)	749	12,958
Danimer Scientific, Inc., Class A(a)(b)	6,876	4,387
Ecovyst, Inc.(a)	7,718	71,469
Element Solutions, Inc.	19,048	423,437
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	132,997	160,926
Hawkins, Inc.	1,641	109,241
HB Fuller Co.	4,568	346,117
Huntsman Corp.	14,528	356,517
Ingevity Corp.(a)	3,403	148,235
Innospec, Inc.	2,112	245,224
Intrepid Potash, Inc.(a)	1,016	18,694
Koppers Holdings, Inc.	1,896	96,961
Kronos Worldwide, Inc.	1,582	14,728
LSB Industries, Inc.(a)(b)	4,928	36,664
Mativ Holdings, Inc.	4,453	53,570
Minerals Technologies, Inc.	2,989	195,331
NewMarket Corp.	532	296,755
Olin Corp.	10,792	561,939
Origin Materials, Inc., Class A(a)(b)	9,174	5,413
Orion SA	4,711	105,526
Perimeter Solutions SA(a)	14,650	69,441
PureCycle Technologies, Inc.(a)(b)	10,641	41,713
Quaker Chemical Corp.	1,175	223,180
Rayonier Advanced Materials, Inc.(a)	5,389	23,388
RPM International, Inc.	11,126	1,186,699

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.	3,522	$198,148
Sensient Technologies Corp.	3,805	236,024
Stepan Co.	1,810	161,579
Trinseo PLC	2,985	18,000
Tronox Holdings PLC	10,084	139,058
Valhi, Inc.	183	2,538

		8,495,784

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	5,653	230,586
ACCO Brands Corp.	7,961	48,403
ACV Auctions, Inc., Class A(a)	10,817	140,296
Aris Water Solution, Inc., Class A	3,357	29,206
BrightView Holdings, Inc.(a)	3,342	29,844
Brink’s Co.	3,918	316,731
Casella Waste Systems, Inc., Class A(a)	4,748	405,194
CECO Environmental Corp.(a)	2,849	55,071
Cimpress PLC(a)	1,529	115,011
Clean Harbors, Inc.(a)	4,336	728,275
CompX International, Inc.	59	1,423
CoreCivic, Inc.(a)	9,655	137,294
Deluxe Corp.	4,027	76,151
Driven Brands Holdings, Inc.(a)	5,832	76,457
Ennis, Inc.	1,879	38,275
Enviri Corp.(a)	6,998	60,253
GEO Group, Inc.(a)	10,242	113,891
Healthcare Services Group, Inc.	6,170	58,245
HNI Corp.	3,948	160,763
Interface, Inc., Class A	4,863	60,350
LanzaTech Global, Inc.(a)	2,548	11,097
Li-Cycle Holdings Corp.(a)(b)	11,653	5,012
Liquidity Services, Inc.(a)	1,847	32,230
Matthews International Corp., Class A	2,505	82,414
MillerKnoll, Inc.	6,852	182,195
Montrose Environmental Group, Inc.(a)	2,224	64,963
MSA Safety, Inc.	3,145	519,019
NL Industries, Inc.	244	1,281
OPENLANE, Inc.(a)	9,180	129,254
Performant Financial Corp.(a)	6,150	17,343
Pitney Bowes, Inc.	8,032	33,012
Quad/Graphics, Inc., Class A(a)(b)	1,730	9,446
SP Plus Corp.(a)	1,651	85,406
Steelcase, Inc., Class A	8,559	108,528
Stericycle, Inc.(a)(b)	8,163	391,824
Tetra Tech, Inc.	4,531	716,714
UniFirst Corp.	1,360	230,411
Vestis Corp.	9,970	213,358
Viad Corp.(a)	1,713	56,632
VSE Corp.	1,265	78,569

		5,850,427

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	6,603	41,368
Aviat Networks, Inc.(a)	1,096	32,694
Calix, Inc.(a)	4,978	165,170
Cambium Networks Corp.(a)	986	4,191
Ciena Corp.(a)(b)	12,935	685,555
Clearfield, Inc.(a)(b)	1,347	33,931
CommScope Holding Co., Inc.(a)	17,770	41,226
Comtech Telecommunications Corp.	3,951	25,010
Digi International, Inc.(a)(b)	2,931	71,253
DZS, Inc.(a)	3,069	4,788
Extreme Networks, Inc.(a)	10,678	144,260

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5, Inc.(a)	5,118	$940,177
Harmonic, Inc.(a)	9,302	108,833
Infinera Corp.(a)(b)	16,598	81,994
Juniper Networks, Inc.	27,646	1,021,796
KVH Industries, Inc.(a)	1,802	8,776
Lumentum Holdings, Inc.(a)	5,695	312,883
NETGEAR, Inc.(a)	2,697	38,297
NetScout Systems, Inc.(a)	5,900	126,909
Ribbon Communications, Inc.(a)	6,108	18,568
Viasat, Inc.(a)(b)	10,606	235,771
Viavi Solutions, Inc.(a)	18,704	183,860

		4,327,310

Construction & Engineering — 1.4%
AECOM	11,491	1,013,391
Ameresco, Inc., Class A(a)(b)	2,604	53,200
API Group Corp.(a)	17,798	560,993
Arcosa, Inc.	4,110	321,731
Argan, Inc.	954	42,291
Bowman Consulting Group Ltd.(a)	853	26,793
Comfort Systems USA, Inc.	3,002	652,845
Concrete Pumping Holdings, Inc.(a)	1,782	13,757
Construction Partners, Inc., Class A(a)	3,401	154,746
Dycom Industries, Inc.(a)	2,561	286,064
EMCOR Group, Inc.	4,059	925,898
Fluor Corp.(a)	12,103	456,404
Granite Construction, Inc.	3,747	169,027
Great Lakes Dredge & Dock Corp.(a)	6,939	53,014
IES Holdings, Inc.(a)	703	57,618
INNOVATE Corp.(a)	9,315	8,421
Limbach Holdings, Inc.(a)	823	35,389
MasTec, Inc.(a)	5,315	349,036
MDU Resources Group, Inc.	17,473	340,898
MYR Group, Inc.(a)	1,398	201,102
Northwest Pipe Co.(a)	1,028	31,220
Primoris Services Corp.	4,536	148,781
Sterling Infrastructure, Inc.(a)	2,739	205,699
Tutor Perini Corp.(a)	3,489	31,261
Valmont Industries, Inc.	1,770	399,507
WillScot Mobile Mini Holdings Corp.(a)	16,695	789,673

		7,328,759

Construction Materials — 0.3%
Eagle Materials, Inc.	2,947	666,847
Knife River Corp.(a)	4,792	313,828
Summit Materials, Inc., Class A(a)	10,532	381,048
U.S. Lime & Minerals, Inc.	143	36,990

		1,398,713

Consumer Finance — 0.9%
Ally Financial, Inc.	23,260	853,177
Atlanticus Holdings Corp.(a)	357	12,384
Bread Financial Holdings, Inc.	3,807	138,080
Consumer Portfolio Services, Inc.(a)	679	6,206
Credit Acceptance Corp.(a)(b)	564	305,163
Encore Capital Group, Inc.(a)(b)	1,978	99,058
Enova International, Inc.(a)	2,478	134,878
FirstCash Holdings, Inc.	3,319	380,922
Green Dot Corp., Class A(a)	3,218	28,994
LendingClub Corp.(a)	8,747	78,898
LendingTree, Inc.(a)	1,057	34,183
Navient Corp.	8,340	143,615
Nelnet, Inc., Class A	1,223	106,560

Security	Shares	Value

Consumer Finance (continued)
NerdWallet, Inc., Class A(a)	2,617	$40,066
OneMain Holdings, Inc.	10,008	476,381
OppFi, Inc., Class A(a)	4,132	13,264
PRA Group, Inc.(a)	3,283	74,754
PROG Holdings, Inc.(a)	3,762	115,268
Regional Management Corp.	751	18,309
SLM Corp.	20,075	399,091
SoFi Technologies, Inc.(a)(b)	81,770	640,259
Upstart Holdings, Inc.(a)(b)	6,660	211,522
World Acceptance Corp.(a)	424	55,675

		4,366,707

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	36,620	777,076
Andersons, Inc.	2,763	145,638
BJ’s Wholesale Club Holdings, Inc.(a)	11,615	747,309
Casey’s General Stores, Inc.	3,239	878,935
Chefs’ Warehouse, Inc.(a)	2,881	91,673
Grocery Outlet Holding Corp.(a)	8,080	200,222
HF Foods Group, Inc.(a)	2,550	12,750
Ingles Markets, Inc., Class A	1,228	103,459
Maplebear, Inc.(a)(b)	1,764	43,165
Natural Grocers by Vitamin Cottage, Inc.	1,482	22,156
Performance Food Group Co.(a)	13,339	969,479
PriceSmart, Inc.	2,128	161,771
SpartanNash Co.	2,970	66,617
Sprouts Farmers Market, Inc.(a)	8,933	449,955
U.S. Foods Holding Corp.(a)	19,742	908,329
United Natural Foods, Inc.(a)	5,649	84,227
Village Super Market, Inc., Class A	548	13,936
Weis Markets, Inc.	1,408	85,536

		5,762,233

Containers & Packaging — 1.7%
AptarGroup, Inc.	5,569	723,302
Ardagh Group SA, Class A(a)	1,258	8,938
Ardagh Metal Packaging SA	12,554	46,324
Avery Dennison Corp.	7,115	1,419,087
Berry Global Group, Inc.	10,217	668,805
Crown Holdings, Inc.	9,334	826,059
Graphic Packaging Holding Co.	26,824	684,280
Greif, Inc., Class A	1,870	117,081
Greif, Inc., Class B	651	40,818
Myers Industries, Inc.	3,028	56,775
O-I Glass, Inc.(a)	13,248	192,891
Packaging Corp. of America	7,796	1,293,200
Pactiv Evergreen, Inc.	3,713	54,210
Ranpak Holdings Corp., Class A(a)	3,933	16,204
Sealed Air Corp.	12,284	424,412
Silgan Holdings, Inc.	7,464	342,896
Sonoco Products Co.	8,352	475,229
TriMas Corp.	3,380	83,418
Westrock Co.	22,165	892,363

		8,366,292

Distributors — 0.2%
Pool Corp.	3,287	1,220,299
Weyco Group, Inc.	661	21,225

		1,241,524

Diversified Consumer Services — 1.0%
2U, Inc.(a)(b)	6,437	5,476
ADT, Inc.	18,122	118,337
Adtalem Global Education, Inc.(a)	3,365	169,865

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.(a)(b)	4,894	$480,835
Carriage Services, Inc.	1,293	31,950
Chegg, Inc.(a)	10,712	105,513
Coursera, Inc.(a)	11,039	211,286
Duolingo, Inc., Class A(a)	2,481	443,826
European Wax Center, Inc., Class A(a)	3,136	46,538
Frontdoor, Inc.(a)	6,830	223,751
Graham Holdings Co., Class B	304	219,002
Grand Canyon Education, Inc.(a)	2,622	342,407
H&R Block, Inc.	12,444	582,877
Laureate Education, Inc., Class A	11,080	139,830
Lincoln Educational Services Corp.(a)	2,207	19,775
Mister Car Wash, Inc.(a)(b)	6,992	58,034
Nerdy, Inc., Class A(a)	6,648	20,409
OneSpaWorld Holdings Ltd.(a)	7,032	95,846
Perdoceo Education Corp.	5,506	99,659
Rover Group, Inc., Class A(a)	8,727	95,473
Service Corp. International	12,767	856,921
Strategic Education, Inc.	1,912	179,843
Stride, Inc.(a)	3,834	229,848
Udemy, Inc.(a)	7,462	101,409
Universal Technical Institute, Inc.(a)(b)	2,735	38,618
WW International, Inc.(a)	3,982	14,972

		4,932,300

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	6,083	105,358
Alpine Income Property Trust, Inc.	860	13,364
American Assets Trust, Inc.	4,138	92,815
Armada Hoffler Properties, Inc.	6,122	73,219
Broadstone Net Lease, Inc.	16,832	270,490
CTO Realty Growth, Inc.	2,063	34,101
Empire State Realty Trust, Inc., Class A	11,234	106,948
Essential Properties Realty Trust, Inc.	13,145	327,442
Gladstone Commercial Corp.	3,405	43,652
Global Net Lease, Inc.	16,569	140,008
NexPoint Diversified Real Estate Trust	3,416	23,571
One Liberty Properties, Inc.	1,165	23,580

		1,254,548

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,039	30,983
AST SpaceMobile, Inc., Class A(a)	6,818	19,568
ATN International, Inc.	895	33,026
Bandwidth, Inc., Class A(a)	1,834	25,383
Charge Enterprises, Inc.(a)(b)	8,933	1,228
Cogent Communications Holdings, Inc.	3,914	302,161
Consolidated Communications Holdings, Inc.(a)	6,226	27,021
EchoStar Corp., Class A(a)	10,314	138,104
Frontier Communications Parent, Inc.(a)(b)	21,621	532,525
Globalstar, Inc.(a)	59,490	94,589
IDT Corp., Class B(a)	1,224	42,326
Iridium Communications, Inc.	10,462	379,352
Liberty Latin America Ltd., Class A(a)	6,235	43,894
Liberty Latin America Ltd., Class C(a)(b)	8,476	60,349
Lumen Technologies, Inc.(a)	86,037	104,965
Ooma, Inc.(a)(b)	1,841	19,920
Shenandoah Telecommunications Co.	4,103	84,070

		1,939,464

Electric Utilities — 0.9%
ALLETE, Inc.	4,885	288,752
Genie Energy Ltd., Class B	1,711	31,842

Security	Shares	Value

Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	10,568	$137,067
IDACORP, Inc.	4,235	392,076
MGE Energy, Inc.	3,256	209,980
NRG Energy, Inc.	19,861	1,053,428
OGE Energy Corp.	18,308	608,558
Otter Tail Corp.	3,501	316,560
Pinnacle West Capital Corp.	10,004	689,276
PNM Resources, Inc.	7,606	275,565
Portland General Electric Co.	8,583	351,302

		4,354,406

Electrical Equipment — 2.0%
Acuity Brands, Inc.	2,663	634,220
Allient, Inc.	1,123	31,287
Array Technologies, Inc.(a)	12,832	169,896
Atkore, Inc.(a)	3,311	505,027
Babcock & Wilcox Enterprises, Inc.(a)	4,750	6,270
Blink Charging Co.(a)(b)	4,428	10,627
Bloom Energy Corp., Class A(a)(b)	16,286	184,358
ChargePoint Holdings, Inc., Class A(a)(b)	23,707	45,043
Encore Wire Corp.	1,272	286,836
Energy Vault Holdings, Inc.(a)	7,336	11,151
EnerSys	3,484	332,966
Enovix Corp.(a)(b)	11,721	109,122
Eos Energy Enterprises, Inc., Class A(a)(b)	10,433	11,581
ESS Tech, Inc.(a)(b)	7,607	7,835
Fluence Energy, Inc., Class A(a)(b)	4,957	98,496
FTC Solar, Inc.(a)	3,742	1,877
FuelCell Energy, Inc.(a)(b)	35,341	42,409
Generac Holdings, Inc.(a)	5,196	590,629
GrafTech International Ltd.	19,752	26,270
Hubbell, Inc.	4,672	1,567,783
LSI Industries, Inc.	2,447	33,426
NEXTracker, Inc., Class A(a)	10,671	483,076
NuScale Power Corp., Class A(a)(b)	5,028	14,531
nVent Electric PLC	14,297	858,392
Plug Power, Inc.(a)(b)	44,868	199,663
Powell Industries, Inc.	766	90,794
Preformed Line Products Co.	205	25,061
Regal Rexnord Corp.	5,761	768,863
Sensata Technologies Holding PLC	12,882	465,942
SES AI Corp., Class A(a)	12,887	16,882
Shoals Technologies Group, Inc., Class A(a)	14,494	190,886
SKYX Platforms Corp.(a)	5,493	8,239
Stem, Inc.(a)(b)	12,417	36,754
SunPower Corp.(a)(b)	8,783	26,612
Sunrun, Inc.(a)(b)	19,168	277,553
Thermon Group Holdings, Inc.(a)	2,801	91,817
TPI Composites, Inc.(a)	3,470	9,369
Vertiv Holdings Co., Class A	29,791	1,678,127
Vicor Corp.(a)	2,191	82,535

		10,032,205

Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.(a)(b)	1,646	11,654
Advanced Energy Industries, Inc.(b)	3,317	345,565
Aeva Technologies, Inc.(a)	8,010	6,825
Akoustis Technologies, Inc.(a)(b)	4,542	2,605
Arlo Technologies, Inc.(a)	7,330	65,090
Arrow Electronics, Inc.(a)	4,890	543,523
Avnet, Inc.	7,893	357,553
Badger Meter, Inc.	2,580	371,494
Bel Fuse, Inc., Class B	933	62,380

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	3,600	$267,048
Benchmark Electronics, Inc.	3,021	81,929
Climb Global Solutions, Inc.	389	21,481
Cognex Corp.	14,705	531,439
Coherent Corp.(a)	11,097	527,551
Crane NXT Co.	4,122	240,230
CTS Corp.	2,577	105,812
Daktronics, Inc.(a)(b)	3,526	26,727
ePlus, Inc.(a)	2,278	172,080
Evolv Technologies Holdings, Inc., Class A(a)	10,114	44,198
Fabrinet(a)	3,194	681,951
FARO Technologies, Inc.(a)	1,622	36,722
Insight Enterprises, Inc.(a)(b)	2,528	467,023
IPG Photonics Corp.(a)	2,555	250,109
Iteris, Inc.(a)	4,146	19,984
Itron, Inc.(a)	3,855	278,100
Jabil, Inc.	10,846	1,358,895
Kimball Electronics, Inc.(a)	2,023	48,107
Knowles Corp.(a)	7,573	123,516
Lightwave Logic, Inc.(a)(b)	12,360	53,272
Littelfuse, Inc.	2,069	500,491
Luna Innovations, Inc.(a)	2,954	21,180
Methode Electronics, Inc.	2,862	59,415
MicroVision, Inc.(a)(b)	15,941	37,940
Mirion Technologies, Inc., Class A(a)(b)	16,941	160,092
Napco Security Technologies, Inc.	2,803	97,404
nLight, Inc.(a)	3,772	48,961
Novanta, Inc.(a)	3,030	468,286
OSI Systems, Inc.(a)	1,365	174,761
PAR Technology Corp.(a)(b)	2,244	102,192
PC Connection, Inc.	1,008	65,026
Plexus Corp.(a)	2,335	221,171
Richardson Electronics Ltd.	1,153	11,345
Rogers Corp.(a)	1,467	169,101
Sanmina Corp.(a)	4,813	287,914
ScanSource, Inc.(a)	2,150	84,409
SmartRent, Inc., Class A(a)	17,310	51,064
TD SYNNEX Corp.	5,046	504,499
TTM Technologies, Inc.(a)	8,803	122,450
Vishay Intertechnology, Inc.	11,655	253,263
Vishay Precision Group, Inc.(a)	1,053	33,570
Vontier Corp.	13,706	474,091
Vuzix Corp.(a)(b)	4,194	7,004
Xerox Holdings Corp.	9,982	184,268

		11,242,760

Energy Equipment & Services — 1.3%
Archrock, Inc.	11,824	193,204
Atlas Energy Solutions, Inc.	1,665	28,921
Borr Drilling Ltd.(a)(b)	18,613	114,470
Bristow Group, Inc.(a)	2,083	54,950
Cactus, Inc., Class A	5,444	231,043
ChampionX Corp.	17,181	470,931
Core Laboratories, Inc.	3,933	62,023
Diamond Offshore Drilling, Inc.(a)	8,567	104,517
DMC Global, Inc.(a)(b)	1,449	24,662
Dril-Quip, Inc.(a)	2,814	56,477
Expro Group Holdings NV(a)	7,501	132,018
Forum Energy Technologies, Inc.(a)(b)	870	17,148
Helix Energy Solutions Group, Inc.(a)	12,206	114,736
Helmerich & Payne, Inc.	8,245	331,944
KLX Energy Services Holdings, Inc.(a)	1,764	17,146

Security	Shares	Value

Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	1,440	$33,725
Liberty Energy, Inc., Class A	13,959	290,208
Mammoth Energy Services, Inc.(a)(b)	3,130	10,986
Nabors Industries Ltd.(a)	733	61,997
Newpark Resources, Inc.(a)	7,114	46,170
Noble Corp. PLC	9,887	436,313
NOV, Inc.	34,413	671,398
Oceaneering International, Inc.(a)	8,550	177,669
Oil States International, Inc.(a)	5,105	31,498
Patterson-UTI Energy, Inc.	29,946	332,101
ProFrac Holding Corp., Class A(a)	1,901	15,037
ProPetro Holding Corp.(a)	7,932	67,105
Ranger Energy Services, Inc., Class A	1,414	14,366
RPC, Inc.	8,334	60,922
SEACOR Marine Holdings, Inc.(a)	2,135	22,546
Seadrill Ltd.(a)	4,633	200,238
Select Water Solutions, Inc., Class A	6,135	47,669
Solaris Oilfield Infrastructure, Inc., Class A	3,187	23,902
TechnipFMC PLC	37,077	717,069
TETRA Technologies, Inc.(a)	13,277	55,631
Tidewater, Inc.(a)(b)	4,153	279,040
U.S. Silica Holdings, Inc.(a)	6,453	69,176
Valaris Ltd.(a)	5,325	329,458
Weatherford International PLC(a)	6,040	540,882

		6,489,296

Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	16,408	66,452
Atlanta Braves Holdings, Inc., Class C(a)	3,721	149,994
Atlanta Braves Holdings, Inc., Class A	951	40,960
Cinemark Holdings, Inc.(a)	9,300	128,619
IMAX Corp.(a)	3,626	50,655
Liberty Media Corp.-Liberty Live, Class A	1,717	63,237
Liberty Media Corp.-Liberty Live, Class C(a)	3,988	148,633
Lions Gate Entertainment Corp., Class A(a)	4,797	50,033
Lions Gate Entertainment Corp., Class B(a)	11,370	110,289
Loop Media, Inc.(a)(b)	4,685	3,280
Madison Square Garden Entertainment Corp.(a)	3,543	118,124
Madison Square Garden Sports Corp., Class A(a)	1,655	306,340
Marcus Corp.	1,890	25,666
Playstudios, Inc., Class A(a)	6,469	14,232
Playtika Holding Corp.(a)(b)	2,538	18,324
Reservoir Media, Inc.(a)(b)	1,932	13,524
Roku, Inc., Class A(a)(b)	10,705	942,682
Sphere Entertainment Co., Class A(a)(b)	2,237	79,145
TKO Group Holdings, Inc., Class A	5,379	450,169
Vivid Seats, Inc., Class A(a)	2,502	14,361

		2,794,719

Financial Services — 2.3%
Acacia Research Corp.(a)	3,963	15,495
Affirm Holdings, Inc., Class A(a)(b)	19,603	794,118
Alerus Financial Corp.	1,576	35,791
A-Mark Precious Metals, Inc.	1,516	40,887
AvidXchange Holdings, Inc.(a)	12,693	139,115
Banco Latinoamericano de Comercio Exterior SA, Class E	2,316	55,700
Cannae Holdings, Inc.(a)	5,854	118,544
Cantaloupe, Inc.(a)	4,940	33,641
Cass Information Systems, Inc.	1,063	45,879
Compass Diversified Holdings	5,536	122,290
Enact Holdings, Inc.	2,667	75,983
Equitable Holdings, Inc.	29,699	970,860

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Essent Group Ltd.	9,162	$505,376
Euronet Worldwide, Inc.(a)	4,052	403,782
EVERTEC, Inc.	5,519	221,643
Federal Agricultural Mortgage Corp., Class C	783	145,865
Finance of America Cos., Inc., Class A(a)	1,542	1,295
Flywire Corp.(a)	9,012	192,586
I3 Verticals, Inc., Class A(a)	1,955	36,637
International Money Express, Inc.(a)	2,889	59,513
Jack Henry & Associates, Inc.	6,350	1,053,021
Jackson Financial, Inc., Class A	7,248	362,907
Marqeta, Inc., Class A(a)	40,763	244,986
Merchants Bancorp	1,499	65,566
MGIC Investment Corp.	23,596	468,145
Mr. Cooper Group, Inc.(a)	5,490	369,806
NCR Atleos Corp.(a)	5,555	124,376
NewtekOne, Inc.	2,325	27,923
NMI Holdings, Inc., Class A(a)	7,285	232,537
Ocwen Financial Corp.(a)	650	18,805
Pagseguro Digital Ltd., Class A(a)	16,888	217,349
Payoneer Global, Inc.(a)	21,252	99,459
Paysafe Ltd.(a)	2,757	41,024
Paysign, Inc.(a)	1,026	3,150
PennyMac Financial Services, Inc., Class A	2,353	205,229
Priority Technology Holdings, Inc.(a)	789	2,801
Radian Group, Inc.	13,294	385,260
Remitly Global, Inc.(a)	11,288	193,476
Repay Holdings Corp., Class A(a)	8,521	66,805
Security National Financial Corp., Class A(a)	1,775	13,898
Shift4 Payments, Inc., Class A(a)	4,586	329,321
StoneCo Ltd., Class A(a)	24,702	424,627
Toast, Inc., Class A(a)	31,192	554,282
UWM Holdings Corp., Class A	9,083	60,856
Velocity Financial, Inc.(a)	531	8,363
Voya Financial, Inc.	8,632	624,698
Walker & Dunlop, Inc.	2,851	275,378
Waterstone Financial, Inc.	2,085	27,731
Western Union Co.	24,668	310,077
WEX, Inc.(a)	3,667	749,498

		11,576,354

Food Products — 0.9%
Alico, Inc.	665	19,578
B&G Foods, Inc.	6,018	60,541
Benson Hill, Inc.(a)	15,385	2,649
Beyond Meat, Inc.(a)(b)	5,249	34,748
BRC, Inc., Class A(a)	2,634	9,957
Calavo Growers, Inc.	1,546	40,335
Cal-Maine Foods, Inc.	3,771	208,989
Darling Ingredients, Inc.(a)	13,893	601,567
Dole PLC	6,177	69,738
Flowers Foods, Inc.	16,046	365,849
Fresh Del Monte Produce, Inc.	3,251	79,910
Freshpet, Inc.(a)	3,865	332,777
Hain Celestial Group, Inc.(a)	7,546	80,818
Ingredion, Inc.	5,783	622,077
J & J Snack Foods Corp.	1,263	201,107
John B Sanfilippo & Son, Inc.	755	80,883
Lancaster Colony Corp.	1,644	302,134
Limoneira Co.	1,676	30,403
Mission Produce, Inc.(a)(b)	4,680	46,753
Pilgrim’s Pride Corp.(a)	3,535	96,046
Post Holdings, Inc.(a)	4,555	423,023

Security	Shares	Value

Food Products (continued)
Seaboard Corp.	19	$68,457
Seneca Foods Corp., Class A(a)	468	24,982
Simply Good Foods Co.(a)	8,004	302,551
Sovos Brands, Inc.(a)(b)	4,814	106,149
SunOpta, Inc.(a)	8,146	48,469
TreeHouse Foods, Inc.(a)	4,313	181,577
Utz Brands, Inc., Class A	6,479	114,678
Vital Farms, Inc.(a)	2,735	39,329
Westrock Coffee Co.(a)(b)	2,565	26,573

		4,622,647

Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	10,181	356,437
Chesapeake Utilities Corp.	1,796	181,899
National Fuel Gas Co.	7,577	357,331
New Jersey Resources Corp.	8,217	335,500
Northwest Natural Holding Co.	3,010	110,949
ONE Gas, Inc.	4,670	286,598
RGC Resources, Inc.	698	13,339
Southwest Gas Holdings, Inc.	5,222	306,427
Spire, Inc.	4,356	247,290
UGI Corp.	17,931	396,992

		2,592,762

Ground Transportation — 1.2%
ArcBest Corp.	2,144	255,415
Avis Budget Group, Inc.	1,704	278,962
Covenant Logistics Group, Inc., Class A	777	37,560
Daseke, Inc.(a)	3,249	26,447
FTAI Infrastructure, Inc.	9,147	38,966
Heartland Express, Inc.	3,891	50,388
Hertz Global Holdings, Inc.(a)(b)	11,237	93,829
Knight-Swift Transportation Holdings, Inc.	13,620	781,516
Landstar System, Inc.	3,036	582,062
Lyft, Inc., Class A(a)	29,358	366,681
Marten Transport Ltd.	4,845	89,632
PAM Transportation Services, Inc.(a)	732	15,160
RXO, Inc.(a)	9,846	204,797
Ryder System, Inc.	3,752	426,115
Saia, Inc.(a)	2,302	1,037,235
Schneider National, Inc., Class B	5,127	125,714
U-Haul Holding Co.(a)	646	42,804
U-Haul Holding Co., Series N	8,847	565,058
Universal Logistics Holdings, Inc.	635	19,380
Werner Enterprises, Inc.	5,321	210,446
XPO, Inc.(a)	9,914	847,052

		6,095,219

Health Care Equipment & Supplies — 2.2%
Accuray, Inc.(a)	8,603	22,282
Alphatec Holdings, Inc.(a)	7,662	123,282
AngioDynamics, Inc.(a)	3,024	17,842
Artivion, Inc.(a)	3,314	55,410
AtriCure, Inc.(a)	3,928	133,788
Atrion Corp.	113	38,420
Avanos Medical, Inc.(a)	3,896	74,764
Axogen, Inc.(a)	3,861	37,336
Axonics, Inc.(a)	4,200	285,096
Beyond Air, Inc.(a)(b)	2,919	4,904
Butterfly Network, Inc., Class A(a)(b)	12,367	11,144
Cerus Corp.(a)	14,502	26,249
ClearPoint Neuro, Inc.(a)(b)	2,678	18,639
CONMED Corp.	2,734	261,370
Cutera, Inc.(a)	1,662	4,388

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CVRx, Inc.(a)	1,038	$26,075
DENTSPLY SIRONA, Inc.	18,471	641,867
Embecta Corp.	4,919	84,312
Enovis Corp.(a)(b)	4,476	262,741
Envista Holdings Corp.(a)	13,970	328,295
Glaukos Corp.(a)	4,016	357,544
Globus Medical, Inc., Class A(a)	10,376	547,749
Haemonetics Corp.(a)	4,235	323,808
ICU Medical, Inc.(a)	1,726	157,981
Inari Medical, Inc.(a)(b)	4,785	272,506
Inmode Ltd.(a)(b)	6,544	155,027
Inogen, Inc.(a)	2,259	16,073
Inspire Medical Systems, Inc.(a)(b)	2,530	533,501
Integer Holdings Corp.(a)(b)	2,810	284,709
Integra LifeSciences Holdings Corp.(a)	5,815	233,472
iRadimed Corp.	566	23,438
iRhythm Technologies, Inc.(a)(b)	2,597	311,069
KORU Medical Systems, Inc.(a)	3,733	7,765
Lantheus Holdings, Inc.(a)(b)	5,755	298,857
LeMaitre Vascular, Inc.	1,611	93,502
LivaNova PLC(a)	4,582	223,052
Masimo Corp.(a)(b)	3,808	491,004
Merit Medical Systems, Inc.(a)	4,807	376,388
Nano-X Imaging Ltd.(a)(b)	4,692	25,524
Neogen Corp.(a)(b)	18,444	285,882
Nevro Corp.(a)	2,986	49,448
Novocure Ltd.(a)	8,962	124,751
Omnicell, Inc.(a)	3,808	122,503
OraSure Technologies, Inc.(a)	6,323	46,601
Orchestra BioMed Holdings, Inc.(a)	1,935	13,700
Orthofix Medical, Inc.(a)	3,713	51,574
OrthoPediatrics Corp.(a)	1,544	40,329
Outset Medical, Inc.(a)	5,227	15,890
Paragon 28, Inc.(a)	3,871	49,084
Penumbra, Inc.(a)(b)	3,160	796,920
PROCEPT BioRobotics Corp.(a)(b)	3,355	155,337
Pulmonx Corp.(a)	3,091	41,048
Pulse Biosciences, Inc.(a)	1,174	10,425
QuidelOrtho Corp.(a)	4,575	313,433
RxSight, Inc.(a)	2,526	114,958
Sanara Medtech, Inc.(a)	346	11,695
Semler Scientific, Inc.(a)(b)	568	25,157
Shockwave Medical, Inc.(a)	3,165	716,081
SI-BONE, Inc.(a)(b)	3,637	73,504
Sight Sciences, Inc.(a)	1,934	8,200
Silk Road Medical, Inc.(a)(b)	3,760	56,889
STAAR Surgical Co.(a)	4,102	114,897
Surmodics, Inc.(a)	1,512	53,238
Tactile Systems Technology, Inc.(a)	2,279	34,572
Tandem Diabetes Care, Inc.(a)	5,503	125,468
Tela Bio, Inc.(a)	1,497	10,344
TransMedics Group, Inc.(a)(b)	2,686	230,378
Treace Medical Concepts, Inc.(a)	4,034	54,378
UFP Technologies, Inc.(a)	667	112,396
Utah Medical Products, Inc.	250	19,803
Varex Imaging Corp.(a)	3,242	62,473
Vicarious Surgical, Inc., Class A(a)	5,566	2,240
Zimvie, Inc.(a)	2,199	38,439
Zynex, Inc.(a)(b)	1,666	19,725

		11,192,933

Health Care Providers & Services — 2.2%
23andMe Holding Co., Class A(a)(b)	22,960	16,786

Security	Shares	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co., Inc.(a)	7,652	$628,535
Accolade, Inc.(a)	5,719	64,739
AdaptHealth Corp.(a)	7,179	51,832
Addus HomeCare Corp.(a)	1,311	113,533
Agiliti, Inc.(a)	3,988	28,275
agilon health, Inc.(a)(b)	24,832	146,261
AirSculpt Technologies, Inc.(a)(b)	1,598	11,602
Alignment Healthcare, Inc.(a)	7,112	47,650
Amedisys, Inc.(a)	2,721	256,509
AMN Healthcare Services, Inc.(a)(b)	3,229	238,978
Apollo Medical Holdings, Inc.(a)	3,629	126,108
Aveanna Healthcare Holdings, Inc.(a)	8,881	20,426
Brookdale Senior Living, Inc.(a)(b)	15,806	86,459
Cano Health, Inc., Class A(a)(b)	240	574
CareMax, Inc., Class A(a)	5,496	1,887
Castle Biosciences, Inc.(a)	2,094	48,330
Chemed Corp.	1,276	756,400
Community Health Systems, Inc.(a)	10,838	39,775
CorVel Corp.(a)	733	172,504
Cross Country Healthcare, Inc.(a)	3,385	71,931
DaVita, Inc.(a)	4,617	499,375
DocGo, Inc.(a)	6,550	24,235
Encompass Health Corp.	8,413	597,660
Enhabit, Inc.(a)(b)	4,083	41,197
Ensign Group, Inc.	4,737	536,323
Fulgent Genetics, Inc.(a)	1,832	45,049
Guardant Health, Inc.(a)	9,551	209,453
HealthEquity, Inc.(a)	7,330	554,001
Henry Schein, Inc.(a)	11,381	851,754
Hims & Hers Health, Inc., Class A(a)	10,357	88,863
InfuSystem Holdings, Inc.(a)	1,767	16,309
Innovage Holding Corp.(a)	2,921	15,452
Invitae Corp.(a)(b)	21,028	8,201
Joint Corp.(a)	1,125	10,980
LifeStance Health Group, Inc.(a)(b)	8,988	53,748
ModivCare, Inc.(a)	1,101	43,787
National HealthCare Corp.	1,057	98,343
National Research Corp., Class A	1,346	53,032
NeoGenomics, Inc.(a)	10,793	160,276
OPKO Health, Inc.(a)(b)	31,584	32,216
Option Care Health, Inc.(a)	14,655	457,822
Owens & Minor, Inc.(a)	6,306	124,291
P3 Health Partners, Inc., Class A(a)	3,386	4,097
Patterson Cos., Inc.	7,802	232,968
Pediatrix Medical Group, Inc.(a)	6,697	62,684
Pennant Group, Inc.(a)	2,390	35,874
PetIQ, Inc., Class A(a)	2,291	41,169
Premier, Inc., Class A	10,197	220,459
Privia Health Group, Inc.(a)	9,528	192,085
Progyny, Inc.(a)(b)	6,702	255,279
Quipt Home Medical Corp.(a)	3,438	16,159
R1 RCM, Inc.(a)	13,007	133,192
RadNet, Inc.(a)	5,113	189,028
Select Medical Holdings Corp.	8,818	229,180
Surgery Partners, Inc.(a)	6,386	195,986
Tenet Healthcare Corp.(a)	8,819	729,684
U.S. Physical Therapy, Inc.	1,249	115,233
Universal Health Services, Inc., Class B	5,228	830,259
Viemed Healthcare, Inc.(a)	2,808	22,801

		10,957,598

Health Care REITs — 0.5%
CareTrust REIT, Inc.	8,428	176,314

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs (continued)
Community Healthcare Trust, Inc.	2,199	$56,272
Diversified Healthcare Trust	21,017	60,319
Global Medical REIT, Inc.	5,068	51,237
Healthcare Realty Trust, Inc.	32,584	524,928
LTC Properties, Inc.	3,384	105,479
Medical Properties Trust, Inc.	51,010	158,131
National Health Investors, Inc.	3,537	188,098
Omega Healthcare Investors, Inc.	20,924	606,796
Physicians Realty Trust	20,298	248,448
Sabra Health Care REIT, Inc.	19,602	261,491
Universal Health Realty Income Trust	1,190	47,374

		2,484,887

Health Care Technology — 0.3%
American Well Corp., Class A(a)	16,887	17,731
Certara, Inc.(a)	10,229	165,301
Computer Programs and Systems, Inc.(a)	1,293	13,098
Definitive Healthcare Corp., Class A(a)	4,523	38,446
Doximity, Inc., Class A(a)(b)	10,723	288,985
Evolent Health, Inc., Class A(a)(b)	9,820	288,806
Health Catalyst, Inc.(a)	4,649	45,421
HealthStream, Inc.	2,051	54,598
Multiplan Corp., Class A(a)	42,815	43,243
OptimizeRx Corp.(a)	1,521	21,477
Phreesia, Inc.(a)(b)	4,494	114,507
Schrodinger, Inc.(a)(b)	4,621	122,225
Sharecare, Inc., Class A(a)	27,303	30,852
Simulations Plus, Inc.	1,317	49,914
Teladoc Health, Inc.(a)(b)	14,047	272,933
Veradigm, Inc.(a)	9,107	83,147

		1,650,684

Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	19,182	308,063
Braemar Hotels & Resorts, Inc.	5,143	11,726
Chatham Lodging Trust	4,196	44,058
DiamondRock Hospitality Co.	17,924	163,825
Host Hotels & Resorts, Inc.	61,760	1,187,027
Park Hotels & Resorts, Inc.	19,150	288,782
Pebblebrook Hotel Trust(b)	9,964	151,652
RLJ Lodging Trust	13,109	151,802
Ryman Hospitality Properties, Inc.	5,074	557,633
Service Properties Trust	14,009	108,289
Summit Hotel Properties, Inc.	8,770	56,830
Sunstone Hotel Investors, Inc.	17,722	189,094
Xenia Hotels & Resorts, Inc.	9,088	121,143

		3,339,924

Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc., Class A(a)	4,633	47,488
Aramark	20,548	597,536
Bally’s Corp.(a)	2,337	26,315
Biglari Holdings, Inc., Class B(a)	53	8,198
BJ’s Restaurants, Inc.(a)	1,911	66,140
Bloomin’ Brands, Inc.	7,947	211,549
Bowlero Corp., Class A(a)(b)	1,337	14,453
Boyd Gaming Corp.	6,372	404,558
Brinker International, Inc.(a)(b)	3,728	159,521
Brunswick Corp.	6,116	493,439
Carrols Restaurant Group, Inc.	3,247	30,522
Cava Group, Inc.(a)(b)	1,537	71,932
Century Casinos, Inc.(a)	1,954	6,780
Cheesecake Factory, Inc.	4,114	141,398

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	2,535	$307,039
Churchill Downs, Inc.(b)	6,187	748,441
Chuy’s Holdings, Inc.(a)(b)	1,543	52,169
Cracker Barrel Old Country Store, Inc.	1,877	145,186
Dave & Buster’s Entertainment, Inc.(a)	3,068	164,230
Denny’s Corp.(a)	4,696	49,919
Dine Brands Global, Inc.	1,302	60,738
El Pollo Loco Holdings, Inc.(a)	2,705	25,048
Empire Resorts, Inc.(c)	81	—
Everi Holdings, Inc.(a)	7,042	73,307
First Watch Restaurant Group, Inc.(a)	1,718	36,868
Full House Resorts, Inc.(a)	3,313	15,637
Global Business Travel Group I, Class A(a)(b)	2,686	15,552
Golden Entertainment, Inc.	1,704	65,400
Hilton Grand Vacations, Inc.(a)	6,862	286,146
Hyatt Hotels Corp., Class A	3,801	487,934
Inspired Entertainment, Inc.(a)	2,141	19,654
International Game Technology PLC	9,776	253,785
Jack in the Box, Inc.	1,720	134,108
Krispy Kreme, Inc.(b)	7,416	98,559
Kura Sushi USA, Inc., Class A(a)	525	51,518
Life Time Group Holdings, Inc.(a)(b)	4,406	58,600
Light & Wonder, Inc., Class A(a)	7,742	622,302
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	27,258
Marriott Vacations Worldwide Corp.	3,091	259,304
Monarch Casino & Resort, Inc.	1,230	84,784
Mondee Holdings, Inc., Class A(a)(b)	4,008	9,359
Nathan’s Famous, Inc.	181	12,914
Noodles & Co., Class A(a)	3,368	8,555
Norwegian Cruise Line Holdings Ltd.(a)(b)	36,154	643,541
ONE Group Hospitality, Inc.(a)(b)	2,056	9,046
Papa John’s International, Inc.	2,975	218,603
Penn Entertainment, Inc.(a)	12,756	287,648
Planet Fitness, Inc., Class A(a)	7,484	507,116
PlayAGS, Inc.(a)	3,517	30,633
Portillo’s, Inc., Class A(a)(b)	3,761	51,676
Potbelly Corp.(a)	2,295	28,871
RCI Hospitality Holdings, Inc.	737	45,517
Red Robin Gourmet Burgers, Inc.(a)	1,528	15,555
Red Rock Resorts, Inc., Class A	4,027	220,196
Rush Street Interactive, Inc., Class A(a)	6,429	33,495
Sabre Corp.(a)	28,161	115,460
SeaWorld Entertainment, Inc.(a)	3,096	152,943
Shake Shack, Inc., Class A(a)	3,187	240,810
Six Flags Entertainment Corp.(a)	6,136	154,689
Super Group SGHC Ltd.	12,370	38,718
Sweetgreen, Inc., Class A(a)(b)	8,153	87,074
Target Hospitality Corp.(a)	3,620	35,005
Texas Roadhouse, Inc.	5,833	733,325
Travel & Leisure Co.	6,535	264,145
Vail Resorts, Inc.	3,303	733,266
Wendy’s Co.	14,470	276,088
Wingstop, Inc.	2,554	717,955
Wyndham Hotels & Resorts, Inc.	6,953	541,847
Wynn Resorts Ltd.	9,016	851,381
Xponential Fitness, Inc., Class A(a)	2,323	25,692

		13,514,438

Household Durables — 2.2%
Beazer Homes USA, Inc.(a)	2,490	79,058
Cavco Industries, Inc.(a)	734	243,629
Century Communities, Inc.	2,587	224,293

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Cricut, Inc., Class A(b)	3,638	$19,063
Dream Finders Homes, Inc., Class A(a)	2,040	67,055
Ethan Allen Interiors, Inc.	2,152	62,688
GoPro, Inc., Class A(a)	11,108	33,102
Green Brick Partners, Inc.(a)	2,185	113,991
Helen of Troy Ltd.(a)	2,139	244,915
Hooker Furnishings Corp.	1,306	30,142
Hovnanian Enterprises, Inc., Class A(a)	450	76,037
Installed Building Products, Inc.	2,090	407,236
iRobot Corp.(a)	2,250	30,600
KB Home	5,997	357,361
Landsea Homes Corp.(a)	2,622	33,011
La-Z-Boy, Inc.	3,679	128,066
Legacy Housing Corp.(a)	700	16,541
Leggett & Platt, Inc.	11,979	278,033
LGI Homes, Inc.(a)	1,748	206,281
Lovesac Co.(a)	1,199	27,769
M/I Homes, Inc.(a)	2,278	290,263
MDC Holdings, Inc.	5,074	317,531
Meritage Homes Corp.	3,073	508,920
Mohawk Industries, Inc.(a)	4,510	470,167
Newell Brands, Inc.	32,625	271,440
PulteGroup, Inc.	18,908	1,977,020
Purple Innovation, Inc.	4,336	4,423
Skyline Champion Corp.(a)	4,519	309,461
Snap One Holdings Corp.(a)	2,384	18,834
Sonos, Inc.(a)	10,768	167,765
Taylor Morrison Home Corp., Class A(a)	8,724	454,869
Tempur Sealy International, Inc.	14,266	711,731
Toll Brothers, Inc.	9,421	935,976
TopBuild Corp.(a)	2,751	1,015,477
Traeger, Inc.(a)	3,244	7,104
Tri Pointe Homes, Inc.(a)	8,081	279,037
United Homes Group, Inc., Class A(a)(b)	1,384	10,408
Vizio Holding Corp., Class A(a)	5,980	41,860
VOXX International Corp., Class A(a)	1,266	10,571
Whirlpool Corp.	4,701	514,854
Worthington Enterprises, Inc.	2,618	149,331

		11,145,913

Household Products — 0.2%
Central Garden & Pet Co.(a)	899	42,163
Central Garden & Pet Co., Class A(a)	3,252	134,243
Energizer Holdings, Inc.	6,016	190,226
Oil-Dri Corp. of America	420	27,283
Reynolds Consumer Products, Inc.	5,160	140,197
Spectrum Brands Holdings, Inc.	3,172	249,383
WD-40 Co.(b)	1,143	296,014

		1,079,509

Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A(a)(b)	5,233	28,206
Brookfield Renewable Corp., Class A	11,477	320,438
Clearway Energy, Inc., Class A	3,656	82,114
Clearway Energy, Inc., Class C	7,008	169,874
Montauk Renewables, Inc.(a)	5,648	39,028
Ormat Technologies, Inc.	4,498	290,930
Sunnova Energy International, Inc.(a)(b)	10,034	105,558
Vistra Corp.	31,722	1,301,553

		2,337,701

Security	Shares	Value

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A(b)	2,300	$52,831

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	23,609	649,247
EastGroup Properties, Inc.	4,013	712,027
First Industrial Realty Trust, Inc.	11,250	579,600
Innovative Industrial Properties, Inc.	2,370	220,955
LXP Industrial Trust	24,790	225,341
Plymouth Industrial REIT, Inc.	4,007	88,715
Rexford Industrial Realty, Inc.	18,252	959,873
STAG Industrial, Inc.	15,501	572,607
Terreno Realty Corp.	6,932	414,048

		4,422,413

Insurance — 3.4%
Ambac Financial Group, Inc.(a)	3,836	62,335
American Coastal Insurance Corp.(a)	1,906	22,052
American Equity Investment Life Holding Co.(a)	7,124	393,316
American Financial Group, Inc.	6,505	783,202
AMERISAFE, Inc.	1,982	98,783
Assurant, Inc.	4,603	773,074
Assured Guaranty Ltd.	4,860	394,292
Axis Capital Holdings Ltd.	7,826	465,804
Brighthouse Financial, Inc.(a)	6,463	334,590
BRP Group, Inc., Class A(a)(b)	5,132	115,162
CNO Financial Group, Inc.	10,985	298,572
Crawford & Co., Class A	1,507	18,295
Donegal Group, Inc., Class A	2,178	32,692
eHealth, Inc.(a)	1,990	13,532
Employers Holdings, Inc.	1,304	54,403
Enstar Group Ltd.(a)	1,021	272,495
Everest Group Ltd.	3,765	1,449,412
F&G Annuities & Life, Inc.	1,745	78,246
Fidelis Insurance Holdings Ltd.(b)	1,922	25,024
First American Financial Corp.	8,661	522,691
Genworth Financial, Inc., Class A(a)	34,319	211,748
Globe Life, Inc.	8,125	997,912
GoHealth, Inc., Class A(a)	784	9,259
Goosehead Insurance, Inc., Class A(a)	1,832	141,430
Greenlight Capital Re Ltd., Class A(a)(b)	2,446	27,909
Hanover Insurance Group, Inc.	3,093	408,307
HCI Group, Inc.	647	58,016
Hippo Holdings, Inc.(a)	588	5,439
Horace Mann Educators Corp.	2,534	93,327
Investors Title Co.	146	24,418
James River Group Holdings Ltd.	3,600	34,452
Kemper Corp.	5,178	310,680
Kingsway Financial Services, Inc.(a)(b)	1,645	14,427
Kinsale Capital Group, Inc.	1,905	757,371
Lemonade, Inc.(a)(b)	3,915	61,935
Lincoln National Corp.	14,766	405,327
Maiden Holdings Ltd.(a)	9,593	16,884
MBIA, Inc.	4,394	26,716
Mercury General Corp.	2,323	93,036
National Western Life Group, Inc., Class A	200	96,800
NI Holdings, Inc.(a)	788	10,528
Old Republic International Corp.	24,113	676,129
Oscar Health, Inc., Class A(a)	13,603	170,310
Palomar Holdings, Inc.(a)	2,076	124,290
Primerica, Inc.	3,330	779,753

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
ProAssurance Corp.	2,756	$37,096
Reinsurance Group of America, Inc.	5,949	1,034,472
RenaissanceRe Holdings Ltd.	4,384	1,003,191
RLI Corp.	3,477	474,158
Ryan Specialty Holdings, Inc., Class A(a)(b)	8,507	368,523
Safety Insurance Group, Inc.	1,397	116,384
Selective Insurance Group, Inc.	5,179	543,070
Selectquote, Inc.(a)	12,310	13,664
SiriusPoint Ltd.(a)	5,785	68,263
Skyward Specialty Insurance Group, Inc.(a)	2,212	68,793
Stewart Information Services Corp.	1,624	100,136
Tiptree, Inc.	2,041	38,636
Trupanion, Inc.(a)(b)	3,422	93,078
United Fire Group, Inc.	1,943	43,543
Universal Insurance Holdings, Inc.	2,022	33,606
Unum Group.	17,616	851,557
White Mountains Insurance Group Ltd.	223	351,441

		17,003,986

Interactive Media & Services — 0.5%
Bumble, Inc., Class A(a)	8,579	117,704
Cargurus, Inc., Class A(a)	8,325	193,473
Cars.com, Inc.(a)	5,642	98,340
DHI Group, Inc.(a)	3,723	8,526
Eventbrite, Inc., Class A(a)	6,395	53,526
EverQuote, Inc., Class A(a)	1,762	22,254
fuboTV, Inc.(a)(b)	22,903	57,029
Grindr, Inc.(a)	3,721	32,298
IAC, Inc.(a)	6,638	333,294
MediaAlpha, Inc., Class A(a)	2,009	25,615
Nextdoor Holdings, Inc., Class A(a)	14,622	22,226
Outbrain, Inc.(a)	4,296	16,883
QuinStreet, Inc.(a)	4,821	61,082
Shutterstock, Inc.	2,054	96,476
System1, Inc., Class A(a)	3,286	5,915
TripAdvisor, Inc.(a)	9,194	198,590
TrueCar, Inc.(a)	6,796	24,058
Vimeo, Inc.(a)	10,895	43,253
Yelp, Inc.(a)(b)	5,655	247,293
Ziff Davis, Inc.(a)	3,946	265,961
ZipRecruiter, Inc., Class A(a)	5,695	79,274
ZoomInfo Technologies, Inc., CLass A(a)	25,733	412,757

		2,415,827

IT Services — 0.7%
Amdocs Ltd.	10,383	951,913
Applied Digital Corp.(a)(b)	6,189	31,811
BigBear.ai Holdings, Inc.(a)(b)	8,674	14,052
BigCommerce Holdings, Inc., Series 1(a)	5,498	44,974
Brightcove, Inc.(a)	2,788	6,385
Couchbase, Inc.(a)	3,209	80,225
DigitalOcean Holdings, Inc.(a)	5,379	181,380
DXC Technology Co.(a)	17,534	382,241
Fastly, Inc., Class A(a)(b)	10,243	206,089
Globant SA(a)	3,593	847,265
Grid Dynamics Holdings, Inc., Class A(a)	4,796	62,588
Hackett Group, Inc.	2,311	53,430
Information Services Group, Inc.	3,455	15,271
Kyndryl Holdings, Inc.(a)	20,184	414,176
Perficient, Inc.(a)	2,915	198,599
Rackspace Technology, Inc.(a)	3,776	6,344
Squarespace, Inc., Class A(a)	4,459	138,229

Security	Shares	Value

IT Services (continued)
Thoughtworks Holding, Inc.(a)	8,984	$42,045
Tucows, Inc., Class A(a)	808	18,681
Unisys Corp.(a)	6,488	43,729

		3,739,427

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,585	163,734
AMMO, Inc.(a)	6,541	14,194
Clarus Corp.	1,641	9,715
Escalade, Inc.	1,074	17,248
Funko, Inc., Class A(a)	3,070	21,705
Hasbro, Inc.	11,164	546,478
JAKKS Pacific, Inc.(a)	654	20,509
Johnson Outdoors, Inc., Class A	523	23,409
Latham Group, Inc.(a)	3,286	8,314
Malibu Boats, Inc., Class A(a)(b)	1,710	71,393
Marine Products Corp.	440	4,492
MasterCraft Boat Holdings, Inc.(a)	1,528	29,597
Mattel, Inc.(a)	30,047	537,541
Peloton Interactive, Inc., Class A(a)(b)	28,664	159,372
Polaris, Inc.	4,766	428,749
Smith & Wesson Brands, Inc.	3,825	49,955
Solo Brands, Inc., Class A(a).	1,709	4,768
Sturm Ruger & Co., Inc.	1,584	69,157
Topgolf Callaway Brands Corp.(a)	12,187	160,503
Vista Outdoor, Inc.(a)	4,899	137,515
YETI Holdings, Inc.(a)(b)	7,713	339,141

		2,817,489

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	7,846	326,943
Adaptive Biotechnologies Corp.(a)	9,592	35,203
Akoya Biosciences, Inc.(a)	1,301	6,609
Azenta, Inc.(a)(b)	5,296	345,299
BioLife Solutions, Inc.(a)(b)	2,937	49,929
Bio-Techne Corp.	13,515	950,375
Bruker Corp.	9,291	664,399
Charles River Laboratories International, Inc.(a)	4,416	955,092
Codexis, Inc.(a)	4,539	11,938
CryoPort, Inc.(a)	3,836	55,660
Cytek Biosciences, Inc.(a)	10,029	75,719
Harvard Bioscience, Inc.(a)	3,631	15,976
Maravai LifeSciences Holdings, Inc., Class A(a)	8,882	51,516
MaxCyte, Inc.(a)	7,255	36,928
Medpace Holdings, Inc.(a)	1,991	580,536
Mesa Laboratories, Inc.	475	43,520
NanoString Technologies, Inc.(a)	4,005	1,648
Nautilus Biotechnology, Inc.(a)	3,652	10,153
OmniAb, Inc.(a)	9,383	54,421
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	21,325	138,826
QIAGEN NV	19,429	848,270
Quanterix Corp.(a)	2,976	65,740
Quantum-Si, Inc., Class A(a)	8,727	13,614
Repligen Corp.(a)	4,828	914,423
Seer, Inc., Class A(a)	4,339	7,463
Sotera Health Co.(a)(b)	8,417	123,898

		6,384,098

Machinery — 4.1%
374Water, Inc.(a)	5,305	6,366
3D Systems Corp.(a)	11,033	52,848

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
AGCO Corp.	5,490	$671,592
Alamo Group, Inc.	825	175,131
Albany International Corp., Class A	2,632	234,011
Allison Transmission Holdings, Inc.	7,881	477,116
Astec Industries, Inc.	2,280	81,168
Barnes Group, Inc.	4,147	137,307
Blue Bird Corp.(a)(b)	2,409	70,174
Chart Industries, Inc.(a)(b)	3,761	438,984
Columbus McKinnon Corp./New York	2,358	92,127
Commercial Vehicle Group, Inc.(a)	3,178	20,625
Crane Co.	4,225	524,365
Desktop Metal, Inc., Class A(a)(b)	37,292	24,191
Donaldson Co., Inc.	10,323	666,763
Douglas Dynamics, Inc.	1,869	47,005
Energy Recovery, Inc.(a)(b)	4,657	72,230
Enerpac Tool Group Corp., Class A	4,606	143,845
Enpro, Inc.	1,876	280,237
Esab Corp.	4,995	429,520
ESCO Technologies, Inc.	2,298	234,097
Federal Signal Corp.	5,262	405,069
Flowserve Corp.	11,182	446,497
Franklin Electric Co., Inc.	3,891	366,766
Gates Industrial Corp. PLC(a)	9,544	122,927
Gencor Industries, Inc.(a)	1,044	16,286
Gorman-Rupp Co.	2,064	68,917
Graco, Inc.	14,559	1,241,883
Greenbrier Cos., Inc.	2,589	117,696
Helios Technologies, Inc.	2,801	115,569
Hillenbrand, Inc.	5,947	276,952
Hillman Solutions Corp.(a)	16,521	145,220
Hyliion Holdings Corp., Class A(a)(b)	11,844	12,436
Hyster-Yale Materials Handling, Inc., Class A	955	62,763
ITT, Inc.	7,214	871,307
John Bean Technologies Corp.	2,835	279,985
Kadant, Inc.	982	280,852
Kennametal, Inc.	6,888	168,894
Lincoln Electric Holdings, Inc.	4,882	1,084,878
Lindsay Corp.	928	120,742
Luxfer Holdings PLC	2,124	17,481
Manitowoc Co., Inc.(a)	2,941	47,350
Mayville Engineering Co., Inc.(a)	1,163	14,758
Microvast Holdings, Inc.(a)(b)	13,682	12,834
Middleby Corp.(a)	4,659	657,245
Miller Industries, Inc.	889	35,782
Mueller Industries, Inc.	9,852	472,896
Mueller Water Products, Inc., Class A	13,193	180,876
Nikola Corp.(a)(b)	48,784	36,456
Nordson Corp.	4,986	1,255,076
Omega Flex, Inc.	303	21,137
Oshkosh Corp.	5,724	630,212
Park-Ohio Holdings Corp.	887	21,944
Pentair PLC	14,321	1,047,868
Proto Labs, Inc.(a)	2,468	89,070
RBC Bearings, Inc.(a)(b)	2,412	647,718
REV Group, Inc.	2,927	57,135
Shyft Group, Inc.	3,287	35,598
Snap-on, Inc.	4,589	1,330,489
SPX Technologies, Inc.(a)	3,886	391,087
Standex International Corp.	998	147,365
Tennant Co.	1,561	147,546
Terex Corp.	5,890	361,823
Timken Co.	5,231	428,471

Security	Shares	Value

Machinery (continued)
Titan International, Inc.(a)	4,442	$65,564
Toro Co.	9,060	837,869
Trinity Industries, Inc.	6,874	172,812
Velo3D, Inc.(a)	11,124	3,487
Wabash National Corp.	3,909	98,898
Watts Water Technologies, Inc., Class A	2,385	472,254

		20,824,442

Marine Transportation — 0.2%
Costamare, Inc.	4,332	46,396
Eagle Bulk Shipping, Inc.	974	53,697
Genco Shipping & Trading Ltd.	3,414	59,881
Golden Ocean Group Ltd.	10,504	111,027
Himalaya Shipping Ltd.	2,508	16,327
Kirby Corp.(a)	5,184	407,773
Matson, Inc.	3,056	342,364
Pangaea Logistics Solutions Ltd.	2,775	25,863
Safe Bulkers, Inc.	6,947	28,066

		1,091,394

Media — 1.1%
Advantage Solutions, Inc., Class A(a)	7,451	30,027
AMC Networks, Inc., Class A(a)	2,693	48,716
Boston Omaha Corp., Class A(a)	1,772	27,448
Cable One, Inc.	476	261,291
Cardlytics, Inc.(a)	3,678	28,100
Clear Channel Outdoor Holdings, Inc.(a)	32,025	55,083
Daily Journal Corp.(a)	101	32,453
Emerald Holding, Inc.(a)	1,074	6,594
Entravision Communications Corp., Class A	4,839	19,501
EW Scripps Co., Class A(a)	5,145	41,006
Gambling.com Group Ltd.(a)	698	6,387
Gannett Co., Inc.(a)(b)	16,811	41,523
Gray Television, Inc.	7,159	68,368
iHeartMedia, Inc., Class A(a)	10,087	27,336
Integral Ad Science Holding Corp.(a)	4,616	67,163
Interpublic Group of Cos., Inc.	33,534	1,106,287
John Wiley & Sons, Inc., Class A	3,230	109,303
Liberty Media Corp.-Liberty SiriusXM(a)	13,619	413,473
Liberty Media Corp.-Liberty SiriusXM, Class A	6,361	193,311
Magnite, Inc.(a)	12,769	113,006
New York Times Co., Class A	13,795	669,885
News Corp., Class A	32,599	803,239
News Corp., Class B	10,628	271,758
Nexstar Media Group, Inc., Class A	2,867	509,495
PubMatic, Inc., Class A(a)	3,832	58,170
Scholastic Corp.	2,205	84,760
Sinclair, Inc., Class A	3,470	54,479
Stagwell, Inc., Class A(a)(b)	6,738	43,932
TechTarget, Inc.(a)	2,158	73,739
TEGNA, Inc.	18,249	284,502
Thryv Holdings, Inc.(a)(b)	2,425	49,567
Townsquare Media, Inc., Class A	1,221	13,113
Urban One, Inc., Class A(a)	2,553	9,344
Urban One, Inc., Class D(a)	388	1,397
WideOpenWest, Inc.(a)	5,083	18,858

		5,642,614

Metals & Mining — 1.7%
5E Advanced Materials, Inc.(a)(b)	2,976	4,226
Alcoa Corp.	15,246	453,568
Alpha Metallurgical Resources, Inc.	982	392,054
Arch Resources, Inc., Class A	1,614	285,613
ATI, Inc.(a)(b)	11,262	460,278

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Caledonia Mining Corp. PLC	1,412	$15,123
Carpenter Technology Corp.	4,134	254,613
Century Aluminum Co.(a)	4,172	46,518
Cleveland-Cliffs, Inc.(a)	43,508	872,335
Coeur Mining, Inc.(a)	32,267	86,798
Commercial Metals Co.	10,271	536,352
Compass Minerals International, Inc.	2,850	64,096
Constellium SE, Class A(a)	11,084	207,825
Contango ORE, Inc.(a)(b)	488	8,037
Dakota Gold Corp.(a)	5,742	12,058
Haynes International, Inc.	1,001	55,726
Hecla Mining Co.	51,996	198,105
i-80 Gold Corp.(a)	17,174	27,478
Ivanhoe Electric, Inc.(a)(b)	4,960	41,466
Kaiser Aluminum Corp.	1,370	88,913
Materion Corp.	1,752	204,931
MP Materials Corp., Class A(a)(b)	8,911	140,883
Novagold Resources, Inc.(a)	20,622	52,792
Olympic Steel, Inc.	817	55,213
Perpetua Resources Corp.(a)(b)	3,812	10,902
Piedmont Lithium, Inc.(a)	1,277	19,513
Ramaco Resources, Inc., Class A	1,835	34,645
Ramaco Resources, Inc., Class B	367	4,632
Reliance Steel & Aluminum Co.	5,009	1,429,669
Royal Gold, Inc.	5,743	656,942
Ryerson Holding Corp.	2,661	91,326
Schnitzer Steel Industries, Inc., Class A	2,213	58,268
SSR Mining, Inc.	17,479	164,827
SunCoke Energy, Inc.	7,267	74,487
TimkenSteel Corp.(a)	3,662	75,254
Tredegar Corp.	2,462	11,645
U.S. Steel Corp.	19,262	905,699
Warrior Met Coal, Inc.	4,399	282,284
Worthington Steel, Inc.(a)	2,473	74,066

		8,459,160

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	13,864
AGNC Investment Corp.	56,706	537,573
Angel Oak Mortgage REIT, Inc., Series 13A	758	8,088
Annaly Capital Management, Inc.	43,819	840,887
Apollo Commercial Real Estate Finance, Inc.	12,288	137,134
Arbor Realty Trust, Inc.(b)	15,209	202,280
Ares Commercial Real Estate Corp.	4,447	42,291
ARMOUR Residential REIT, Inc.	4,049	77,133
Blackstone Mortgage Trust, Inc., Class A	15,275	301,528
BrightSpire Capital, Inc., Class A	10,998	78,636
Chicago Atlantic Real Estate Finance, Inc.	1,050	16,664
Chimera Investment Corp.	18,974	91,075
Claros Mortgage Trust, Inc.	7,823	91,842
Dynex Capital, Inc.	5,088	62,277
Ellington Financial, Inc.	6,783	82,820
Franklin BSP Realty Trust, Inc.	6,896	88,407
Granite Point Mortgage Trust, Inc.	3,724	20,892
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,971	213,420
Invesco Mortgage Capital, Inc.	3,464	30,518
KKR Real Estate Finance Trust, Inc.	4,863	59,523
Ladder Capital Corp., Class A	9,613	105,070
MFA Financial, Inc.	8,420	93,209
New York Mortgage Trust, Inc.	7,546	59,161
Nexpoint Real Estate Finance, Inc.	971	14,147

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Orchid Island Capital, Inc.	3,741	$29,853
PennyMac Mortgage Investment Trust	7,292	104,567
Ready Capital Corp.	13,802	129,325
Redwood Trust, Inc.	10,354	69,475
Rithm Capital Corp.	41,588	444,992
Starwood Property Trust, Inc.	26,528	539,314
TPG RE Finance Trust, Inc.	6,458	39,329
Two Harbors Investment Corp.	8,152	101,574

		4,726,868

Multi-Utilities — 0.3%
Avista Corp.	6,507	221,303
Black Hills Corp.	5,988	309,939
NiSource, Inc.	35,553	923,312
Northwestern Energy Group, Inc.	5,210	250,705
Unitil Corp.	1,373	65,245

		1,770,504

Office REITs — 0.7%
Boston Properties, Inc.	13,667	908,855
Brandywine Realty Trust.	13,623	64,573
City Office REIT, Inc.	3,573	18,758
COPT Defense Properties	10,062	237,061
Cousins Properties, Inc.	13,005	297,944
Douglas Emmett, Inc.	13,755	186,380
Easterly Government Properties, Inc.	7,602	93,352
Equity Commonwealth	8,858	169,276
Highwoods Properties, Inc.	9,013	207,029
Hudson Pacific Properties, Inc.	12,119	99,255
JBG SMITH Properties	8,647	138,352
Kilroy Realty Corp.	10,378	371,117
Office Properties Income Trust	5,013	18,398
Orion Office REIT, Inc.	4,549	23,382
Paramount Group, Inc.	16,731	79,472
Peakstone Realty Trust, Class E(b)	3,681	53,301
Piedmont Office Realty Trust, Inc., Class A	10,807	73,488
Postal Realty Trust, Inc., Class A	1,528	21,545
SL Green Realty Corp.	5,384	242,011
Vornado Realty Trust	15,672	426,122

		3,729,671

Oil, Gas & Consumable Fuels — 3.5%
Amplify Energy Corp.(a)	3,118	19,082
Antero Midstream Corp.	30,142	368,938
Antero Resources Corp.(a)	24,917	556,646
APA Corp.	26,872	841,900
Ardmore Shipping Corp.	3,942	65,319
Berry Corp.	6,916	46,406
California Resources Corp.	5,973	284,793
Callon Petroleum Co.(a)	5,238	168,245
Centrus Energy Corp., Class A(a)(b)	1,183	59,410
Chesapeake Energy Corp.	10,957	844,894
Chord Energy Corp.	3,684	566,452
Civitas Resources, Inc.	7,150	463,391
Clean Energy Fuels Corp.(a)	14,230	41,979
CNX Resources Corp.(a)(b)	13,279	268,236
Comstock Resources, Inc.	7,637	59,645
CONSOL Energy, Inc.	2,599	245,865
Crescent Energy Co., Class A	5,918	65,394
CVR Energy, Inc.	2,747	92,656
Delek U.S. Holdings, Inc.	6,389	172,695
DHT Holdings, Inc.	11,574	128,703
Dorian LPG Ltd.	2,906	108,801
DT Midstream, Inc.(a)	8,217	441,171

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Empire Petroleum Corp.(a)(b)	1,078	$7,201
Encore Energy Corp.	12,424	57,275
Energy Fuels, Inc./Canada(a)(b)	13,272	100,204
Enviva, Inc.	2,638	1,156
EQT Corp.	31,317	1,108,622
Equitrans Midstream Corp.	37,006	377,091
Evolution Petroleum Corp.	2,595	14,558
Excelerate Energy, Inc., Class A	1,901	29,123
FLEX LNG Ltd.(a)	2,421	72,557
FutureFuel Corp.	3,064	17,465
Gevo, Inc.(a)(b)	16,862	15,746
Golar LNG Ltd.	8,524	185,908
Granite Ridge Resources, Inc.	2,155	11,809
Green Plains, Inc.(a)	2,103	43,595
Gulfport Energy Corp.(a)	956	121,316
Hallador Energy Co.(a)	1,901	16,216
HF Sinclair Corp.	12,714	718,214
HighPeak Energy, Inc.(b)	1,664	22,714
International Seaways, Inc.	3,434	184,200
Kinetik Holdings, Inc., Class A	1,497	48,682
Kosmos Energy Ltd.(a)	38,895	235,704
Magnolia Oil & Gas Corp., Class A	15,417	317,899
Matador Resources Co.	9,660	530,237
Murphy Oil Corp.	12,832	496,598
NACCO Industries, Inc., Class A	484	17,560
New Fortress Energy, Inc., Class A	5,527	183,662
NextDecade Corp.(a)(b)	7,261	36,958
Nordic American Tankers Ltd.	17,332	77,127
Northern Oil and Gas, Inc.	7,494	251,049
Overseas Shipholding Group, Inc., Class A	4,794	29,243
Ovintiv, Inc.	22,493	954,153
Par Pacific Holdings, Inc.(a)	4,910	179,657
PBF Energy, Inc., Class A	9,837	496,867
Peabody Energy Corp.	9,744	260,165
Permian Resources Corp., Class A	33,256	448,291
PrimeEnergy Resources Corp.(a)	24	2,309
Range Resources Corp.	20,585	597,788
REX American Resources Corp.(a)	1,227	50,786
Riley Exploration Permian, Inc.	901	20,020
Ring Energy, Inc.(a)(b)	7,446	10,350
SandRidge Energy, Inc.	1,535	22,411
Scorpio Tankers, Inc.	4,043	285,840
SFL Corp. Ltd.	9,576	116,540
SilverBow Resources, Inc.(a)(b)	1,671	44,382
Sitio Royalties Corp., Class A	6,971	148,691
SM Energy Co.	10,116	375,101
Southwestern Energy Co.(a)	96,708	623,767
Talos Energy, Inc.(a)(b)	11,582	150,219
Teekay Corp.(a)	5,790	52,052
Teekay Tankers Ltd., Class A	2,024	126,601
Tellurian, Inc.(a)(b)	42,448	21,266
Texas Pacific Land Corp.	537	784,734
Uranium Energy Corp.(a)(b)	32,101	245,252
VAALCO Energy, Inc.	9,062	38,604
Vertex Energy, Inc.(a)	7,152	10,442
Vital Energy, Inc.(a)	2,093	91,736
Vitesse Energy, Inc.	1,998	41,978
W&T Offshore, Inc.	9,251	28,123
World Kinect Corp.	5,355	120,862

		17,589,297

Security	Shares	Value

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	$50,345
Glatfelter Corp.(a)	3,535	5,126
Louisiana-Pacific Corp.	5,484	364,960
Sylvamo Corp.	3,023	140,358

		560,789

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	10,648	381,518
Allegiant Travel Co.	1,317	103,253
American Airlines Group, Inc.(a)	56,639	805,973
Blade Air Mobility, Inc., Class A(a)	4,942	14,727
Frontier Group Holdings, Inc.(a)(b)	3,328	16,207
Hawaiian Holdings, Inc.(a)(b)	4,283	61,033
JetBlue Airways Corp.(a)	28,386	150,730
Joby Aviation, Inc., Class A(a)(b)	23,655	129,156
SkyWest, Inc.(a)	3,428	182,575
Spirit Airlines, Inc.(b)	9,276	58,346
Sun Country Airlines Holdings, Inc.(a)	3,548	48,288

		1,951,806

Personal Care Products — 0.5%
Beauty Health Co., Class A(a)(b)	7,546	22,110
BellRing Brands, Inc.(a)	11,155	616,537
Coty, Inc., Class A(a)(b)	32,276	389,894
Edgewell Personal Care Co.	4,236	156,944
elf Beauty, Inc.(a)	4,666	744,367
Herbalife Ltd.(a)	8,295	99,955
Inter Parfums, Inc.	1,553	216,100
Medifast, Inc.	907	49,567
Nature’s Sunshine Products, Inc.(a)	822	14,311
Nu Skin Enterprises, Inc., Class A	4,256	78,991
Olaplex Holdings, Inc.(a)	11,336	25,506
USANA Health Sciences, Inc.(a)	1,062	49,723
Waldencast PLC, Class A	4,217	29,730

		2,493,735

Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.(a)	7,259	8,420
Amneal Pharmaceuticals, Inc., Class A(a)	12,791	68,432
Amphastar Pharmaceuticals, Inc.(a)(b)	3,257	173,794
Amylyx Pharmaceuticals, Inc.(a)	4,152	66,432
ANI Pharmaceuticals, Inc.(a)	1,122	62,630
Arvinas, Inc.(a)	4,156	172,474
Assertio Holdings, Inc.(a)	9,708	8,568
Atea Pharmaceuticals, Inc.(a)	6,727	27,984
Axsome Therapeutics, Inc.(a)	3,191	287,286
Biote Corp., Class A(a)	2,285	8,660
Cara Therapeutics, Inc.(a)	4,328	2,448
Cassava Sciences, Inc.(a)(b)	3,621	86,723
Catalent, Inc.(a)	15,675	809,457
Citius Pharmaceuticals, Inc.(a)(b)	11,887	7,382
Collegium Pharmaceutical, Inc.(a)	2,889	95,221
Corcept Therapeutics, Inc.(a)	6,779	143,037
CorMedix, Inc.(a)	4,098	12,089
Cymabay Therapeutics, Inc.(a)	10,196	239,708
Edgewise Therapeutics, Inc.(a)	3,631	64,741
Elanco Animal Health, Inc.(a)	42,887	632,154
Enliven Therapeutics, Inc.(a)(b)	2,085	32,735
Evolus, Inc.(a)	3,407	43,235
Eyenovia, Inc.(a)(b)	1,664	3,028
EyePoint Pharmaceuticals, Inc.(a)	2,424	65,278
Harmony Biosciences Holdings, Inc.(a)	2,723	85,883
Harrow, Inc.(a)(b)	3,192	30,420
Ikena Oncology, Inc.(a)	2,181	2,923

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Innoviva, Inc.(a)	5,483	$88,825
Intra-Cellular Therapies, Inc.(a)	8,157	549,292
Jazz Pharmaceuticals PLC(a)	5,316	652,380
Ligand Pharmaceuticals, Inc.(a)	1,499	109,577
Liquidia Corp.(a)	3,701	47,299
Longboard Pharmaceuticals, Inc.(a)	1,665	35,365
Marinus Pharmaceuticals, Inc.(a)	4,463	43,470
Neumora Therapeutics, Inc.(b)	1,280	19,072
NGM Biopharmaceuticals, Inc.(a)	3,413	5,222
Nuvation Bio, Inc., Class A(a)	11,978	19,404
Ocular Therapeutix, Inc.(a)	8,299	40,333
Omeros Corp.(a)(b)	5,484	17,768
Optinose, Inc.(a)	12,558	15,823
Organon & Co.	21,909	364,785
Pacira BioSciences, Inc.(a)	3,823	124,592
Perrigo Co. PLC	11,494	368,728
Phathom Pharmaceuticals, Inc.(a)	2,230	14,941
Phibro Animal Health Corp., Class A	1,994	21,555
Pliant Therapeutics, Inc.(a)(b)	4,820	86,374
Prestige Consumer Healthcare, Inc.(a)	4,176	256,991
Revance Therapeutics, Inc.(a)	8,259	41,543
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(d)	4,783	7,713
scPharmaceuticals, Inc.(a)	2,577	12,627
SIGA Technologies, Inc.	4,478	21,853
Supernus Pharmaceuticals, Inc.(a)	4,152	114,927
Taro Pharmaceutical Industries Ltd.(a)	732	31,513
Tarsus Pharmaceuticals, Inc.(a)	2,757	75,101
Terns Pharmaceuticals, Inc.(a)	3,857	19,979
Theravance Biopharma, Inc.(a)	4,107	38,934
Theseus Pharmaceuticals, Inc.(a)	2,332	9,468
Third Harmonic Bio, Inc.(a)	1,478	12,814
Trevi Therapeutics, Inc.(a)	5,359	7,610
Ventyx Biosciences, Inc.(a)	4,644	9,799
Verrica Pharmaceuticals, Inc.(a)(b)	2,416	13,650
WaVe Life Sciences Ltd.(a)	5,473	23,643
Xeris Biopharma Holdings, Inc.(a)	13,971	34,369
Zevra Therapeutics, Inc.(a)(b)	3,233	18,719

		6,617,200

Professional Services — 2.7%
Alight, Inc., Class A(a)	35,318	315,037
ASGN, Inc.(a)	4,032	374,250
Asure Software, Inc.(a)(b)	2,252	19,908
Barrett Business Services, Inc.	564	63,320
BlackSky Technology, Inc., Class A(a)	12,150	15,430
Booz Allen Hamilton Holding Corp., Class A	11,215	1,578,736
CACI International, Inc., Class A(a)	1,940	666,836
CBIZ, Inc.(a)	4,253	270,746
Ceridian HCM Holding, Inc.(a)(b)	12,848	893,193
Clarivate PLC(a)(b)	41,900	374,586
Concentrix Corp.	3,909	347,393
Conduent, Inc.(a)	14,776	53,194
CRA International, Inc.	643	68,955
CSG Systems International, Inc.	3,004	151,131
Dun & Bradstreet Holdings, Inc.	24,499	283,943
ExlService Holdings, Inc.(a)	13,658	427,222
Exponent, Inc.	4,268	376,395
First Advantage Corp.	4,281	70,080
FiscalNote Holdings, Inc., Class A(a)	6,358	7,884
Forrester Research, Inc.(a)	977	24,894
Franklin Covey Co.(a)(b)	1,083	43,796

Security	Shares	Value

Professional Services (continued)
FTI Consulting, Inc.(a)(b)	2,842	$544,556
Genpact Ltd.	15,545	558,065
Heidrick & Struggles International, Inc.	1,687	50,559
HireQuest, Inc.	514	6,836
HireRight Holdings Corp.(a)	1,087	13,479
Huron Consulting Group, Inc.(a)	1,752	181,385
IBEX Holdings Ltd.(a)	872	15,713
ICF International, Inc.	1,702	236,646
Innodata, Inc.(a)	2,217	22,990
Insperity, Inc.	3,013	345,561
KBR, Inc.	11,475	597,962
Kelly Services, Inc., Class A	2,917	59,944
Kforce, Inc.	1,615	110,385
Korn Ferry	4,704	275,984
Legalzoom.com, Inc.(a)	10,954	112,936
ManpowerGroup, Inc.	4,270	316,578
Maximus, Inc.	5,336	432,856
Mistras Group, Inc.(a)	1,891	14,693
NV5 Global, Inc.(a)	1,173	123,036
Parsons Corp.(a)	3,484	226,983
Paycor HCM, Inc.(a)(b)	5,510	107,059
Paylocity Holding Corp.(a)	3,690	584,533
Planet Labs PBC, Class A(a)(b)	17,056	38,547
Resources Connection, Inc.	2,762	37,177
Robert Half, Inc.	8,847	703,690
Science Applications International Corp.	4,652	593,874
Skillsoft Corp., Class A	349	4,893
Sterling Check Corp.(a)(b)	3,088	42,120
TriNet Group, Inc.(a)	2,847	323,704
TrueBlue, Inc.(a)	2,952	40,679
TTEC Holdings, Inc.	1,571	32,017
Upwork, Inc.(a)	10,591	145,203
Verra Mobility Corp., Class A(a)	11,849	283,310
Willdan Group, Inc.(a)	1,011	19,351

		13,630,233

Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	14,681
Anywhere Real Estate, Inc.(a)	9,173	65,312
Compass, Inc., Class A(a)	24,132	83,014
Cushman & Wakefield PLC(a)	13,512	142,146
DigitalBridge Group, Inc., Class A	14,509	284,957
Douglas Elliman, Inc.	8,342	18,019
eXp World Holdings, Inc.	6,088	75,369
Forestar Group, Inc.(a)(b)	1,493	46,671
FRP Holdings, Inc.(a)	670	38,927
Howard Hughes Holdings, Inc.(a)(b)	3,041	243,523
Jones Lang LaSalle, Inc.(a)	4,153	735,330
Kennedy-Wilson Holdings, Inc.	10,174	106,318
Marcus & Millichap, Inc.	1,916	72,980
Maui Land & Pineapple Co., Inc.(a)	1,085	21,483
Newmark Group, Inc., Class A	11,785	119,618
Opendoor Technologies, Inc.(a)	47,187	161,380
RE/MAX Holdings, Inc., Class A	1,639	17,587
Redfin Corp.(a)	9,195	75,031
RMR Group, Inc., Class A	1,457	38,013
St. Joe Co.	2,905	160,356
Star Holdings(a)	1,012	11,729
Stratus Properties, Inc.(a)	583	13,409
Tejon Ranch Co.(a)	2,103	33,185

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zillow Group, Inc., Class A(a)	4,854	$267,407
Zillow Group, Inc., Class C(a)	13,364	759,610

		3,606,055

Residential REITs — 0.8%
American Homes 4 Rent, Class A	29,160	1,022,058
Apartment Income REIT Corp.	12,853	420,165
Apartment Investment and Management Co., Class A(a)	11,797	87,652
BRT Apartments Corp.	862	14,482
Camden Property Trust	9,037	848,032
Centerspace	1,383	75,733
Clipper Realty, Inc.	722	3,653
Elme Communities	7,328	106,109
Equity LifeStyle Properties, Inc.	15,582	1,054,746
Independence Realty Trust, Inc.	19,029	279,536
NexPoint Residential Trust, Inc.	1,864	56,945
UMH Properties, Inc.	4,823	72,875
Veris Residential, Inc.	6,595	100,574

		4,142,560

Retail REITs — 1.4%
Acadia Realty Trust	7,636	130,270
Agree Realty Corp.	8,640	515,030
Alexander’s, Inc.	187	41,101
Brixmor Property Group, Inc.	25,684	576,349
CBL & Associates Properties, Inc.	2,282	53,353
Federal Realty Investment Trust	7,070	719,231
Getty Realty Corp.	3,969	109,782
InvenTrust Properties Corp.	5,730	142,276
Kimco Realty Corp.	57,063	1,152,673
Kite Realty Group Trust	18,405	393,867
Macerich Co.	18,393	290,425
NETSTREIT Corp.	5,689	103,369
NNN REIT, Inc.	15,849	639,349
Phillips Edison & Co., Inc.	10,362	359,665
Regency Centers Corp.	15,780	988,933
Retail Opportunity Investments Corp.	10,403	141,377
Saul Centers, Inc.	822	31,450
SITE Centers Corp.	16,230	216,184
Tanger, Inc.	8,640	232,416
Urban Edge Properties	9,764	168,624
Whitestone REIT	3,929	50,763

		7,056,487

Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A(a)	4,075	70,172
Aehr Test Systems(a)(b)	3,004	44,609
Allegro MicroSystems, Inc.(a)	6,381	165,523
Alpha & Omega Semiconductor Ltd.(a)	2,314	59,377
Ambarella, Inc.(a)	3,200	168,192
Amkor Technology, Inc.	10,052	318,246
Atomera, Inc.(a)	1,787	14,046
Axcelis Technologies, Inc.(a)	2,758	358,678
CEVA, Inc.(a)	1,900	36,480
Cirrus Logic, Inc.(a)	4,894	377,817
Cohu, Inc.(a)	3,963	126,261
Credo Technology Group Holding Ltd.(a)	9,713	199,214
Diodes, Inc.(a)	3,831	257,903
Entegris, Inc.	12,922	1,520,919
FormFactor, Inc.(a)(b)	6,885	266,931
Ichor Holdings Ltd.(a)	2,461	89,088
Impinj, Inc.(a)	2,130	206,567
indie Semiconductor, Inc., Class A(a)(b)	12,725	77,241

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
inTEST Corp.(a)	985	$11,751
Kulicke & Soffa Industries, Inc.	4,984	250,795
Lattice Semiconductor Corp.(a)(b)	11,853	721,374
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	4,603	396,917
Maxeon Solar Technologies Ltd.(a)(b)	4,776	21,635
MaxLinear, Inc.(a)	6,453	134,351
MKS Instruments, Inc.	5,676	604,210
Navitas Semiconductor Corp.(a)	9,212	52,785
NVE Corp.	444	35,516
Onto Innovation, Inc.(a)	4,244	685,406
PDF Solutions, Inc.(a)	2,551	79,591
Photronics, Inc.(a)	5,191	151,681
Power Integrations, Inc.	4,953	371,277
Qorvo, Inc.(a)	8,388	836,619
Rambus, Inc.(a)	9,443	647,129
Semtech Corp.(a)	5,415	107,434
Silicon Laboratories, Inc.(a)	2,693	332,209
SiTime Corp.(a)(b)	1,469	156,551
SkyWater Technology, Inc.(a)(b)	2,656	22,948
SMART Global Holdings, Inc.(a)	4,463	87,698
Synaptics, Inc.(a)	3,345	357,279
Transphorm, Inc.(a)	1,700	8,228
Ultra Clean Holdings, Inc.(a)	3,793	144,893
Universal Display Corp.	3,990	677,382
Veeco Instruments, Inc.(a)(b)	4,296	136,956
Wolfspeed, Inc.(a)(b)	10,590	344,705

		11,734,584

Software — 6.0%
8x8, Inc.(a)	10,183	34,215
A10 Networks, Inc.	6,638	88,750
ACI Worldwide, Inc.(a)	9,726	292,461
Adeia, Inc.	9,076	110,183
Agilysys, Inc.(a)	1,879	157,291
Alarm.com Holdings, Inc.(a)	4,070	247,537
Alkami Technology, Inc.(a)	3,430	84,447
Altair Engineering, Inc., Class A(a)	4,617	392,537
Alteryx, Inc., Class A(a)(b)	5,231	248,263
American Software, Inc., Class A	2,858	32,381
Amplitude, Inc., Class A(a)	5,374	69,647
Appfolio, Inc., Class A(a)	1,631	357,613
Appian Corp., Class A(a)	3,488	113,813
AppLovin Corp., Class A(a)	18,328	753,831
Asana, Inc., Class A(a)(b)	6,884	119,919
Aspen Technology, Inc.(a)	2,352	451,560
Aurora Innovation, Inc., Class A(a)	28,752	85,968
AvePoint, Inc., Class A(a)	12,680	97,636
Bentley Systems, Inc., Class B	16,967	855,137
Bill Holdings, Inc.(a)(b)	8,975	700,499
Bit Digital, Inc.(a)	6,989	18,451
Blackbaud, Inc.(a)	3,704	299,728
Blackline, Inc.(a)	4,816	282,603
Box, Inc., Class A(a)	11,940	310,201
Braze, Inc., Class A(a)	4,450	240,522
C3.ai, Inc., Class A(a)(b)	7,496	185,751
CCC Intelligent Solutions Holdings, Inc.(a)(b)	17,256	189,643
Cerence, Inc.(a)	3,184	63,744
Cipher Mining, Inc.(a)(b)	3,274	9,953
Cleanspark, Inc.(a)(b)	12,718	102,380
Clear Secure, Inc., Class A	6,971	132,658
CommVault Systems, Inc.(a)	3,746	343,433

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Confluent, Inc., Class A(a)(b)	15,827	$353,892
Consensus Cloud Solutions, Inc.(a)	1,563	33,980
CoreCard Corp.(a)	736	8,906
CS Disco, Inc.(a)	1,938	15,853
Digimarc Corp.(a)(b)	1,204	42,646
Digital Turbine, Inc.(a)	7,798	42,031
Dolby Laboratories, Inc., Class A	5,248	436,529
Domo, Inc., Class B(a)	2,863	31,121
DoubleVerify Holdings, Inc.(a)	12,139	485,681
Dropbox, Inc., Class A(a)(b)	22,649	717,520
Dynatrace, Inc.(a)	20,856	1,188,792
E2open Parent Holdings, Inc., Class A(a)	13,536	50,895
eGain Corp.(a)	1,349	10,118
Elastic NV(a)	6,906	808,416
Enfusion, Inc., Class A(a)	2,820	22,278
Envestnet, Inc.(a)(b)	4,233	216,306
Everbridge, Inc.(a)	3,441	76,941
EverCommerce, Inc.(a)	2,329	22,684
Expensify, Inc., Class A(a)	5,465	8,853
Five9, Inc.(a)	6,079	461,153
Freshworks, Inc., Class A(a)	14,461	321,034
Gen Digital, Inc.	48,310	1,134,319
Gitlab, Inc., Class A(a)	7,504	533,609
Guidewire Software, Inc.(a)(b)	7,116	794,715
HashiCorp, Inc., Class A(a)	8,312	181,700
Informatica, Inc., Class A(a)(b)	4,045	121,350
Instructure Holdings, Inc.(a)(b)	1,538	37,881
Intapp, Inc.(a)	2,514	108,303
InterDigital, Inc.	2,234	234,682
Jamf Holding Corp.(a)(b)	5,875	108,922
Kaltura, Inc.(a)	8,322	13,981
LivePerson, Inc.(a)	5,836	16,341
LiveRamp Holdings, Inc.(a)	5,586	220,535
Manhattan Associates, Inc.(a)	5,341	1,295,513
Marathon Digital Holdings, Inc.(a)(b)	18,044	319,920
Matterport, Inc., Class A(a)	24,608	55,368
MeridianLink, Inc.(a)(b)	2,528	57,512
MicroStrategy, Inc., Class A(a)(b)	1,066	534,290
Mitek Systems, Inc.(a)	3,619	45,599
Model N, Inc.(a)	3,214	86,617
N-able, Inc.(a)	5,701	73,999
nCino, Inc.(a)(b)	5,964	187,747
NCR Voyix Corp.(a)	11,092	163,052
NextNav, Inc.(a)	5,645	23,483
Nutanix, Inc., Class A(a)	21,094	1,185,483
Olo, Inc., Class A(a)	9,917	51,271
ON24, Inc.	1,990	15,224
OneSpan, Inc.(a)	3,402	34,905
PagerDuty, Inc.(a)	7,681	181,886
Pegasystems, Inc.	3,582	174,587
PowerSchool Holdings, Inc., Class A(a)(b)	4,761	112,074
Procore Technologies, Inc.(a)	7,028	501,729
Progress Software Corp.	3,807	216,276
PROS Holdings, Inc.(a)(b)	3,797	130,693
PTC, Inc.(a)	9,987	1,804,152
Q2 Holdings, Inc.(a)(b)	4,844	206,112
Qualys, Inc.(a)(b)	3,232	611,397
Rapid7, Inc.(a)	5,141	282,909
Red Violet, Inc.(a)	922	17,223
Rimini Street, Inc.(a)	5,015	16,449
RingCentral, Inc., Class A(a)	7,298	247,329
Riot Platforms, Inc.(a)(b)	16,123	175,741

Security	Shares	Value

Software (continued)
Sapiens International Corp. NV	2,657	$72,536
SEMrush Holdings, Inc., Class A(a)	3,194	36,859
SentinelOne, Inc., Class A(a)	19,982	535,518
Smartsheet, Inc., Class A(a)	11,268	506,722
SolarWinds Corp.(a)	4,532	53,568
SoundHound AI, Inc., Class A(a)	13,148	21,826
SoundThinking, Inc.(a)	960	19,814
Sprinklr, Inc., Class A(a)	8,570	106,954
Sprout Social, Inc., Class A(a)(b)	4,056	248,754
SPS Commerce, Inc.(a)	3,118	573,088
Tenable Holdings, Inc.(a)	9,687	456,258
Teradata Corp.(a)	8,798	406,292
Terawulf, Inc.(a)(b)	14,053	23,469
UiPath, Inc., Class A(a)	33,235	763,740
Varonis Systems, Inc.(a)	9,559	429,008
Verint Systems, Inc.(a)	5,306	157,535
Veritone, Inc.(a)(b)	1,635	2,698
Viant Technology, Inc., Class A(a)	704	6,033
Weave Communications, Inc.(a)	3,690	46,273
Workiva, Inc., Class A(a)(b)	4,217	391,928
Xperi, Inc.(a)	3,506	37,444
Yext, Inc.(a)	9,760	57,877
Zeta Global Holdings Corp., Class A(a)	11,829	114,505
Zuora, Inc., Class A(a)	11,313	103,401

		30,315,362

Specialized REITs — 0.9%
CubeSmart	19,538	844,432
EPR Properties	6,336	280,495
Farmland Partners, Inc.	3,113	34,928
Four Corners Property Trust, Inc.	7,600	177,916
Gaming and Leisure Properties, Inc.	22,322	1,018,999
Gladstone Land Corp.	3,048	43,160
Lamar Advertising Co., Class A(b)	7,592	794,731
National Storage Affiliates Trust	6,890	257,341
Outfront Media, Inc.	12,564	163,583
PotlatchDeltic Corp.	7,037	314,765
Rayonier, Inc.	13,005	394,051
Safehold, Inc.	4,617	91,694
Uniti Group, Inc.	20,292	106,736

		4,522,831

Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(a)	2,137	22,225
Aaron’s Co., Inc.	2,417	24,871
Abercrombie & Fitch Co., Class A(a)	4,138	421,662
Academy Sports & Outdoors, Inc.	6,380	400,217
Advance Auto Parts, Inc.	5,080	339,598
American Eagle Outfitters, Inc.	16,226	321,599
America’s Car-Mart, Inc.(a)(b)	542	33,002
Arko Corp., Class A	8,099	63,172
Asbury Automotive Group, Inc.(a)(b)	1,832	382,998
AutoNation, Inc.(a)(b)	2,543	355,155
BARK, Inc.(a)(b)	11,542	11,888
Bath & Body Works, Inc.	19,949	851,024
Beyond, Inc.(a)(b)	3,841	84,464
Big 5 Sporting Goods Corp.(b)	1,833	9,220
Boot Barn Holdings, Inc.(a)(b)	2,508	179,924
Buckle, Inc.	2,577	95,839
Build-A-Bear Workshop, Inc.	1,166	26,270
Caleres, Inc.	2,884	90,471
Camping World Holdings, Inc., Class A	3,588	89,162
CarParts.com, Inc.(a)	4,235	11,392
Carvana Co., Class A(a)(b)	8,137	350,379

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Cato Corp., Class A	1,422	$9,613
Children’s Place, Inc.(a)	1,106	24,642
Designer Brands, Inc., Class A(b)	3,750	32,138
Destination XL Group, Inc.(a)	5,308	22,665
Dick’s Sporting Goods, Inc.	5,143	766,667
Duluth Holdings, Inc., Class B(a)(b)	688	3,357
Envela Corp.(a)	2,768	12,041
EVgo, Inc., Class A(a)	10,220	23,404
Five Below, Inc.(a)(b)	4,758	853,871
Floor & Decor Holdings, Inc., Class A(a)(b)	9,035	908,560
Foot Locker, Inc.	7,545	212,467
GameStop Corp., Class A(a)(b)	22,888	325,696
Gap, Inc.	17,412	325,430
Genesco, Inc.(a)	1,083	30,086
Group 1 Automotive, Inc.	1,163	302,450
GrowGeneration Corp.(a)	4,901	11,321
Guess?, Inc.	2,384	53,259
Haverty Furniture Cos., Inc.	1,242	42,104
Hibbett, Inc.	1,191	79,380
J Jill, Inc.(a)	750	17,483
Lands’ End, Inc.(a)(b)	1,371	12,983
Lazydays Holdings, Inc.(a)	1,336	6,560
Leslie’s, Inc.(a)(b)	14,622	98,114
Lithia Motors, Inc., Class A	2,367	697,910
MarineMax, Inc.(a)	1,821	50,988
Monro, Inc.	2,581	82,231
Murphy USA, Inc.	1,703	600,342
National Vision Holdings, Inc.(a)	6,565	124,801
ODP Corp.(a)(b)	2,711	138,641
OneWater Marine, Inc., Class A(a)	945	23,842
Penske Automotive Group, Inc.(b)	1,683	249,707
Petco Health & Wellness Co., Inc.(a)(b)	7,307	17,464
PetMed Express, Inc.	1,754	10,892
Rent the Runway, Inc., Class A(a)	4,623	2,839
Revolve Group, Inc., Class A(a)(b)	3,606	51,962
RH(a)	1,326	336,114
Sally Beauty Holdings, Inc.(a)	9,137	112,568
Shoe Carnival, Inc.	1,550	39,525
Signet Jewelers Ltd.	3,936	391,553
Sleep Number Corp.(a)(b)	1,511	15,563
Sonic Automotive, Inc., Class A	1,248	63,099
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	13,479
Stitch Fix, Inc., Class A(a)	7,148	22,874
ThredUp, Inc., Class A(a)	5,918	12,043
Tile Shop Holdings, Inc.(a)	1,889	12,260
Tilly’s, Inc., Class A(a)	1,735	12,735
Torrid Holdings, Inc.(a)(b)	1,152	5,944
Upbound Group, Inc.	4,675	155,210
Urban Outfitters, Inc.(a)	5,392	204,896
Valvoline, Inc.	12,190	444,813
Victoria’s Secret & Co.(a)	6,590	171,669
Warby Parker, Inc., Class A(a)	7,107	90,614
Wayfair, Inc., Class A(a)(b)	7,301	366,875
Williams-Sonoma, Inc.	5,523	1,068,093
Winmark Corp.	223	80,429
Zumiez, Inc.(a)	1,465	25,154

		14,035,952

Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc., Class A(a)(b)	2,066	10,413
Corsair Gaming, Inc.(a)	3,296	41,958
CPI Card Group, Inc.(a)	570	10,403

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)	5,301	$18,288
Immersion Corp.	1,787	12,205
Intevac, Inc.(a)	3,753	15,500
IonQ, Inc.(a)(b)	13,633	140,011
Pure Storage, Inc., Class A(a)	24,721	988,593
Super Micro Computer, Inc.(a)(b)	3,995	2,115,792
Turtle Beach Corp.(a)	1,439	16,361

		3,369,524

Textiles, Apparel & Luxury Goods — 1.5%
Allbirds, Inc., Class A(a)	7,995	7,671
Birkenstock Holding PLC(a)(b)	2,777	128,825
Capri Holdings Ltd.(a)	9,953	485,109
Carter’s, Inc.	3,070	232,215
Columbia Sportswear Co.	2,954	234,134
Crocs, Inc.(a)(b)	5,341	542,005
Deckers Outdoor Corp.(a)	2,276	1,715,490
Figs, Inc., Class A(a)	10,661	61,407
Fossil Group, Inc.(a)	3,602	4,178
G-III Apparel Group Ltd.(a)(b)	3,492	105,074
Hanesbrands, Inc.	29,466	132,597
Kontoor Brands, Inc.	4,757	278,855
Movado Group, Inc.	1,443	39,798
Oxford Industries, Inc.	1,260	119,612
PVH Corp.	5,263	632,928
Ralph Lauren Corp., Class A	3,415	490,633
Rocky Brands, Inc.	519	14,522
Skechers USA, Inc., Class A(a)	11,612	725,053
Steven Madden Ltd.	6,338	265,435
Tapestry, Inc.	20,011	776,227
Under Armour, Inc., Class A(a)	15,668	119,390
Under Armour, Inc., Class C(a)	17,730	131,202
Vera Bradley, Inc.(a)	2,876	22,088
VF Corp.	29,897	492,105
Wolverine World Wide, Inc.	6,530	54,591

		7,811,144

Tobacco — 0.1%
Ispire Technology, Inc.	1,708	18,788
Turning Point Brands, Inc.	1,237	30,047
Universal Corp.	2,066	119,725
Vector Group Ltd.	12,456	130,414

		298,974

Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	9,103	380,596
Alta Equipment Group, Inc., Class A	1,616	17,291
Applied Industrial Technologies, Inc.	3,348	590,788
Beacon Roofing Supply, Inc.(a)	5,536	458,879
BlueLinx Holdings, Inc.(a)	726	83,737
Boise Cascade Co.	3,381	457,990
Core & Main, Inc., Class A(a)	13,977	577,390
Custom Truck One Source, Inc.(a)	5,253	34,355
Distribution Solutions Group, Inc.(a)	703	22,440
DXP Enterprises, Inc.(a)	1,267	40,823
EVI Industries, Inc.	632	14,593
FTAI Aviation Ltd.	8,426	454,583
GATX Corp.	3,096	379,724
Global Industrial Co.	1,096	46,613
GMS, Inc.(a)	3,499	294,476
H&E Equipment Services, Inc.	2,728	146,739
Herc Holdings, Inc.	2,396	353,386
Hudson Technologies, Inc.(a)	3,708	47,017
Karat Packaging, Inc.	226	5,451

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
McGrath RentCorp	2,073	$260,472
MRC Global, Inc.(a)	7,082	75,494
MSC Industrial Direct Co., Inc., Class A	4,148	409,325
NOW, Inc.(a)	8,966	90,467
Rush Enterprises, Inc., Class A	5,583	250,733
Rush Enterprises, Inc., Class B	753	35,594
SiteOne Landscape Supply, Inc.(a)(b)	3,893	601,663
Textainer Group Holdings Ltd.	3,419	169,753
Titan Machinery, Inc.(a)	1,739	46,484
Transcat, Inc.(a)	787	86,602
Watsco, Inc.	2,890	1,129,932
WESCO International, Inc.	3,790	657,641
Willis Lease Finance Corp.(a)	327	16,026
Xometry, Inc., Class A(a)	2,883	92,775

		8,329,832

Water Utilities — 0.3%
American States Water Co.	3,265	243,569
Artesian Resources Corp., Class A	747	27,265
Cadiz, Inc.(a)	3,791	10,274
California Water Service Group	4,830	218,654
Consolidated Water Co. Ltd.	1,279	40,838
Essential Utilities, Inc.	21,152	758,511
Global Water Resources, Inc.	1,533	18,381
Middlesex Water Co.	1,444	80,821
Pure Cycle Corp.(a)	2,457	24,054
SJW Group	2,665	158,674
York Water Co.	1,248	44,778

		1,625,819

Wireless Telecommunication Services — 0.0%
Gogo, Inc.(a)	5,572	49,312
Spok Holdings, Inc.	1,706	28,251
Telephone and Data Systems, Inc.	8,408	161,518

		239,081

Total Common Stocks — 98.7% (Cost: $395,518,220)		498,867,743

Investment Companies

Equity Funds(e) — 1.0%
iShares Russell 2000 ETF(b)	14,008	2,701,863
iShares Russell Mid-Cap ETF	27,766	2,127,709

		4,829,572

Total Investment Companies — 1.0% (Cost: $4,683,591)		4,829,572

Security	Shares	Value

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc., CVR	658	$1,671
Chinook Therapeutics, CVR	5,455	2,400
GTx, Inc., CVR(b)	23	24

		4,095

Total Rights — 0.0% (Cost: $2,175)		4,095

Total Long-Term Investments — 99.7% (Cost: $400,203,986)		503,701,410

Short-Term Securities

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	49,863,058	49,892,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	1,648,403	1,648,403

Total Short-Term Securities — 10.2% (Cost: $51,524,415)		51,541,379

Total Investments — 109.9% (Cost: $451,728,401)		555,242,789

Liabilities in Excess of Other Assets — (9.9)%		(49,905,475)

Net Assets — 100.0%		$505,337,314

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,713, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,526,703	$—	$(1,647,386	)(a)	$522	$13,137	$49,892,976	49,863,058	$210,050	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,953,744	—	(305,341	)(a)	—	—	1,648,403	1,648,403	83,433		—
iShares Russell 2000 ETF	5,618,128	23,392,343	(26,095,442)		140,259	(353,425)	2,701,863	14,008	28,363		—
iShares Russell Mid-Cap ETF	3,679,661	16,362,991	(17,846,500)		126,332	(194,775)	2,127,709	27,766	21,007		—

					$267,113	$(535,063)	$56,370,951		$342,853		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini Russell 2000 Index	8	03/15/24	$782	$4,693
S&P Mid 400 E-Mini Index	3	03/15/24	823	4,143

				$8,836

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,836	$—	$—	$—	$8,836

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(294,510)	$—	$—	$—	$(294,510)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(37,293)	$—	$—	$—	$(37,293)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,332,155

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,625,428	$—	$—	$8,625,428
Air Freight & Logistics	981,983	—	—	981,983
Automobile Components	5,134,265	—	—	5,134,265
Automobiles	1,061,986	—	—	1,061,986
Banks	30,597,651	—	—	30,597,651
Beverages	1,763,498	—	—	1,763,498
Biotechnology	24,130,061	—	—	24,130,061
Broadline Retail	1,417,830	—	—	1,417,830
Building Products	14,847,455	—	—	14,847,455
Capital Markets	14,527,581	—	—	14,527,581
Chemicals	8,495,784	—	—	8,495,784
Commercial Services & Supplies	5,850,427	—	—	5,850,427
Communications Equipment	4,327,310	—	—	4,327,310
Construction & Engineering	7,328,759	—	—	7,328,759
Construction Materials	1,398,713	—	—	1,398,713
Consumer Finance	4,366,707	—	—	4,366,707
Consumer Staples Distribution & Retail	5,762,233	—	—	5,762,233
Containers & Packaging	8,357,354	8,938	—	8,366,292
Distributors	1,241,524	—	—	1,241,524
Diversified Consumer Services	4,932,300	—	—	4,932,300
Diversified REITs	1,254,548	—	—	1,254,548
Diversified Telecommunication Services	1,939,464	—	—	1,939,464
Electric Utilities	4,354,406	—	—	4,354,406
Electrical Equipment	10,032,205	—	—	10,032,205
Electronic Equipment, Instruments & Components	11,242,760	—	—	11,242,760
Energy Equipment & Services	6,489,296	—	—	6,489,296
Entertainment	2,794,719	—	—	2,794,719
Financial Services	11,576,354	—	—	11,576,354
Food Products	4,622,647	—	—	4,622,647
Gas Utilities	2,592,762	—	—	2,592,762
Ground Transportation	6,095,219	—	—	6,095,219
Health Care Equipment & Supplies	11,192,933	—	—	11,192,933
Health Care Providers & Services	10,957,598	—	—	10,957,598
Health Care REITs	2,484,887	—	—	2,484,887
Health Care Technology	1,650,684	—	—	1,650,684
Hotel & Resort REITs	3,339,924	—	—	3,339,924
Hotels, Restaurants & Leisure	13,514,438	—	—	13,514,438
Household Durables	11,145,913	—	—	11,145,913
Household Products	1,079,509	—	—	1,079,509
Independent Power and Renewable Electricity Producers	2,337,701	—	—	2,337,701
Industrial Conglomerates	52,831	—	—	52,831
Industrial REITs	4,422,413	—	—	4,422,413
Insurance	17,003,986	—	—	17,003,986
Interactive Media & Services	2,415,827	—	—	2,415,827
IT Services	3,739,427	—	—	3,739,427
Leisure Products	2,817,489	—	—	2,817,489

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$6,384,098	$—	$—	$6,384,098
Machinery	20,824,442	—	—	20,824,442
Marine Transportation	1,091,394	—	—	1,091,394
Media	5,642,614	—	—	5,642,614
Metals & Mining	8,459,160	—	—	8,459,160
Mortgage Real Estate Investment Trusts (REITs)	4,726,868	—	—	4,726,868
Multi-Utilities	1,770,504	—	—	1,770,504
Office REITs	3,729,671	—	—	3,729,671
Oil, Gas & Consumable Fuels	17,589,297	—	—	17,589,297
Paper & Forest Products	560,789	—	—	560,789
Passenger Airlines	1,951,806	—	—	1,951,806
Personal Care Products	2,493,735	—	—	2,493,735
Pharmaceuticals	6,609,487	7,713	—	6,617,200
Professional Services	13,630,233	—	—	13,630,233
Real Estate Management & Development	3,606,055	—	—	3,606,055
Residential REITs	4,142,560	—	—	4,142,560
Retail REITs	7,056,487	—	—	7,056,487
Semiconductors & Semiconductor Equipment	11,734,584	—	—	11,734,584
Software	30,315,362	—	—	30,315,362
Specialized REITs	4,522,831	—	—	4,522,831
Specialty Retail	14,035,952	—	—	14,035,952
Technology Hardware, Storage & Peripherals	3,369,524	—	—	3,369,524
Textiles, Apparel & Luxury Goods	7,811,144	—	—	7,811,144
Tobacco	298,974	—	—	298,974
Trading Companies & Distributors	8,329,832	—	—	8,329,832
Water Utilities	1,625,819	—	—	1,625,819
Wireless Telecommunication Services	239,081	—	—	239,081
Investment Companies	4,829,572	—	—	4,829,572
Rights	—	—	4,095	4,095
Short-Term Securities
Money Market Funds	51,541,379	—	—	51,541,379

	$555,222,043	$16,651	$4,095	$555,242,789

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,836	$—	$—	$8,836

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	2,487	$151,259
AeroVironment, Inc.(a)	1,729	208,587
AerSale Corp.(a)	1,566	14,564
Archer Aviation, Inc., Class A(a)(b)	8,285	40,017
Astronics Corp.(a)	1,490	25,196
Axon Enterprise, Inc.(a)	4,499	1,120,521
Boeing Co.(a)	35,427	7,476,514
BWX Technologies, Inc.	5,869	478,206
Cadre Holdings, Inc.	1,180	40,108
Curtiss-Wright Corp.	2,464	548,412
Ducommun, Inc.(a)	926	45,698
General Dynamics Corp.	15,473	4,100,190
HEICO Corp.	3,098	556,370
HEICO Corp., Class A	5,010	708,765
Hexcel Corp.	5,166	342,971
Howmet Aerospace, Inc.	23,921	1,345,795
Huntington Ingalls Industries, Inc.	2,504	648,336
Kaman Corp.	1,670	75,233
Kratos Defense & Security Solutions, Inc.(a)(b)	8,184	138,555
L3Harris Technologies, Inc.	11,939	2,488,326
Leonardo DRS, Inc.(a)	2,880	55,901
Lockheed Martin Corp.	14,083	6,047,381
Mercury Systems, Inc.(a)	3,148	93,370
Moog, Inc., Class A	1,740	243,252
National Presto Industries, Inc.	368	29,135
Northrop Grumman Corp.	9,062	4,048,539
Park Aerospace Corp.	1,798	26,521
Rocket Lab USA, Inc., Class A(a)	18,254	88,532
RTX Corp.	91,425	8,330,646
Spirit AeroSystems Holdings, Inc., Class A(a)	6,835	187,689
Textron, Inc.	12,416	1,051,759
TransDigm Group, Inc.	3,358	3,669,219
Triumph Group, Inc.(a)	3,986	64,573
V2X, Inc.(a)	802	31,190
Virgin Galactic Holdings, Inc., Class A(a)(b)	14,613	26,011
Woodward, Inc.	3,870	533,170

		45,080,511

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)(b)	4,072	63,075
CH Robinson Worldwide, Inc.	7,245	609,232
Expeditors International of Washington, Inc.	9,351	1,181,312
FedEx Corp.	14,665	3,538,518
Forward Air Corp.	1,607	71,238
GXO Logistics, Inc.(a)(b)	7,459	405,621
Hub Group, Inc., Class A(a)	4,172	188,908
Radiant Logistics, Inc.(a)(b)	1,065	6,539
United Parcel Service, Inc., Class B	45,992	6,526,265

		12,590,708

Automobile Components — 0.2%
Adient PLC(a)	5,612	194,793
American Axle & Manufacturing Holdings, Inc.(a)	6,123	49,535
Aptiv PLC(a)	17,042	1,386,026
Atmus Filtration Technologies, Inc.(a)	1,164	25,992
BorgWarner, Inc.	14,630	495,957
Cooper-Standard Holdings, Inc.(a)(b)	2,470	43,447
Dana, Inc.	8,323	112,860
Dorman Products, Inc.(a)	1,596	129,930
Fox Factory Holding Corp.(a)	2,625	165,480
Gentex Corp.	15,053	498,706

Security	Shares	Value

Automobile Components (continued)
Gentherm, Inc.(a)	2,298	$110,649
Goodyear Tire & Rubber Co.(a)	17,489	243,797
Holley, Inc.(a)	3,298	15,732
LCI Industries	1,481	164,806
Lear Corp.	3,657	486,015
Luminar Technologies, Inc., Class A(a)(b)	19,074	51,881
Modine Manufacturing Co.(a)(b)	3,006	207,685
Patrick Industries, Inc.	1,396	140,144
Phinia, Inc.(a)	2,926	88,482
QuantumScape Corp., Class A(a)(b)	19,247	131,072
Solid Power, Inc., Class A(a)(b)	8,899	14,416
Standard Motor Products, Inc.	1,696	68,434
Stoneridge, Inc.(a)	1,548	27,539
Visteon Corp.(a)	1,648	189,998
XPEL, Inc.(a)	1,523	81,404

		5,124,780

Automobiles — 1.4%
Fisker, Inc., Class A(a)(b)	13,305	10,676
Ford Motor Co.	249,308	2,921,890
General Motors Co.	87,154	3,381,575
Harley-Davidson, Inc.	8,019	260,216
Lucid Group, Inc.(a)(b)	48,306	163,274
Rivian Automotive, Inc., Class A(a)(b)	42,518	650,951
Tesla, Inc.(a)	175,142	32,802,345
Thor Industries, Inc.	3,278	370,480
Winnebago Industries, Inc.	2,035	133,740
Workhorse Group, Inc.(a)(b)	13,953	3,698

		40,698,845

Banks — 3.8%
1st Source Corp.	1,608	84,050
ACNB Corp.	658	25,682
Amalgamated Financial Corp.	666	17,689
Amerant Bancorp, Inc., Class A	1,476	33,372
American National Bankshares, Inc.	929	42,074
Ameris Bancorp	3,711	184,214
Arrow Financial Corp.	525	13,225
Associated Banc-Corp.	9,965	209,365
Atlantic Union Bankshares Corp.	5,090	173,874
Axos Financial, Inc.(a)	3,469	192,287
Banc of California, Inc.	11,046	152,214
BancFirst Corp.	1,304	115,417
Bancorp, Inc.(a)	2,694	117,566
Bank First Corp.	578	48,806
Bank of America Corp.	439,599	14,950,762
Bank of Hawaii Corp.	2,181	137,905
Bank of Marin Bancorp	1,301	25,474
Bank of NT Butterfield & Son Ltd.	3,623	109,886
Bank OZK	6,920	312,161
BankUnited, Inc.	2,969	83,904
Banner Corp.	981	45,695
Bar Harbor Bankshares	1,349	35,492
BayCom Corp.	1,314	26,819
BCB Bancorp, Inc.	1,342	16,668
Berkshire Hills Bancorp, Inc.	1,900	45,600
Blue Foundry Bancorp(a)(b)	1,829	17,449
Blue Ridge Bankshares, Inc.	1,301	3,253
BOK Financial Corp.	1,817	152,337
Bridgewater Bancshares, Inc.(a)	1,355	16,951
Brookline Bancorp, Inc.	3,524	38,130
Burke & Herbert Financial Services Corp.	504	29,434
Business First Bancshares, Inc.	1,155	26,045

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Byline Bancorp, Inc.	1,662	$36,298
Cadence Bank	6,933	184,556
Cambridge Bancorp	547	37,519
Camden National Corp.	1,025	36,931
Capital Bancorp, Inc.	643	13,992
Capital City Bank Group, Inc.	1,111	31,752
Capitol Federal Financial, Inc.	5,759	36,512
Capstar Financial Holdings, Inc.	1,127	20,500
Carter Bankshares, Inc.(a)(b)	1,048	15,154
Cathay General Bancorp	5,173	212,972
Central Pacific Financial Corp.	427	8,228
Citigroup, Inc.	121,394	6,818,701
Citizens & Northern Corp.	1,802	36,527
Citizens Financial Group, Inc.	30,914	1,010,888
Citizens Financial Services, Inc.	359	21,019
City Holding Co.	442	45,177
Civista Bancshares, Inc.	808	13,809
CNB Financial Corp.	1,531	32,687
Coastal Financial Corp.(a)	714	28,489
Colony Bankcorp, Inc.	1,564	19,128
Columbia Banking System, Inc.	13,708	276,353
Columbia Financial, Inc.(a)	2,444	43,943
Comerica, Inc.	8,384	440,831
Commerce Bancshares, Inc.	7,743	403,565
Community Bank System, Inc.	1,925	88,107
Community Trust Bancorp, Inc.	1,932	80,178
ConnectOne Bancorp, Inc.	2,102	48,010
CrossFirst Bankshares, Inc.(a)	2,745	38,759
Cullen/Frost Bankers, Inc.	3,906	414,505
Customers Bancorp, Inc.(a)	1,668	89,138
CVB Financial Corp.	7,213	120,962
Dime Community Bancshares, Inc.	1,767	40,305
Eagle Bancorp, Inc.	1,044	25,881
East West Bancorp, Inc.	9,104	662,862
Eastern Bankshares, Inc.	10,087	140,815
Enterprise Bancorp, Inc.	214	6,082
Enterprise Financial Services Corp.	2,436	101,411
Equity Bancshares, Inc., Class A	1,265	41,555
Esquire Financial Holdings, Inc.	654	32,608
Farmers & Merchants Bancorp, Inc.	828	18,713
Farmers National Banc Corp.	1,865	25,588
FB Financial Corp.	3,630	135,217
Fifth Third Bancorp	42,996	1,472,183
Financial Institutions, Inc.	1,577	32,959
First Bancorp, Inc.	314	7,850
First BanCorp./Puerto Rico	4,614	76,962
First Bancorp/Southern Pines NC	1,949	67,357
First Bancshares, Inc.	3,335	84,809
First Bank/Hamilton	1,767	24,279
First Busey Corp.	4,173	98,232
First Business Financial Services, Inc.	758	27,872
First Citizens BancShares, Inc., Class A	687	1,037,370
First Commonwealth Financial Corp.	3,047	42,688
First Community Bankshares, Inc.	1,878	64,378
First Financial Bancorp	3,434	76,990
First Financial Bankshares, Inc.	8,460	264,206
First Financial Corp.	1,022	40,287
First Foundation, Inc.	3,066	29,188
First Hawaiian, Inc.	9,199	199,526
First Horizon Corp.	34,876	496,634
First Interstate BancSystem, Inc., Class A	5,159	141,976
First Merchants Corp.	5,056	170,943
First Mid Bancshares, Inc.	1,619	50,950

Security	Shares	Value

Banks (continued)
First of Long Island Corp.	1,705	$20,494
Five Star Bancorp	948	22,591
Flushing Financial Corp.	1,802	28,886
FNB Corp.	23,738	312,867
Fulton Financial Corp.	11,311	176,338
German American Bancorp, Inc.	2,925	96,905
Glacier Bancorp, Inc.	7,414	286,625
Great Southern Bancorp, Inc.	1,489	77,562
Greene County Bancorp, Inc.	778	19,450
Guaranty Bancshares, Inc.	297	9,056
Hancock Whitney Corp.	5,243	236,512
Hanmi Financial Corp.	907	15,192
HarborOne Bancorp, Inc.	5,173	56,489
HBT Financial, Inc.	1,273	24,785
Heartland Financial USA, Inc.	2,831	100,416
Heritage Commerce Corp.	3,436	30,546
Heritage Financial Corp.	1,053	21,218
Hilltop Holdings, Inc.	3,539	111,443
Hingham Institution For Savings The(b)	79	14,604
Home Bancorp, Inc.	190	7,566
Home BancShares, Inc.	13,023	305,259
HomeStreet, Inc.	954	13,127
HomeTrust Bancshares, Inc.	642	17,430
Hope Bancorp, Inc.	3,638	40,309
Horizon Bancorp, Inc.	2,632	34,506
Huntington Bancshares, Inc.	91,110	1,159,830
Independent Bank Corp.	2,993	140,139
Independent Bank Group, Inc.	2,212	106,950
International Bancshares Corp.	3,841	203,035
John Marshall Bancorp, Inc.	759	14,421
JPMorgan Chase & Co.	183,245	31,950,598
Kearny Financial Corp.	5,495	39,729
KeyCorp	59,612	866,162
Lakeland Bancorp, Inc.	4,929	65,506
Lakeland Financial Corp.	1,478	98,967
Live Oak Bancshares, Inc.	2,391	86,961
Luther Burbank Corp.	1,915	18,384
M&T Bank Corp.	10,680	1,474,908
Macatawa Bank Corp.	816	8,699
Mercantile Bank Corp.	497	19,925
Metrocity Bankshares, Inc.	1,908	45,601
Metropolitan Bank Holding Corp.(a)	533	25,845
Mid Penn Bancorp, Inc.	806	17,232
Midland States Bancorp, Inc.	963	25,288
MidWestOne Financial Group, Inc.	1,021	26,036
Morgan Stanley	76,113	6,640,098
MVB Financial Corp.	865	18,537
National Bank Holdings Corp., Class A	2,275	79,625
NBT Bancorp, Inc.	1,281	45,565
New York Community Bancorp, Inc., Class A	44,825	290,018
Nicolet Bankshares, Inc.	940	73,104
Northeast Bank	629	34,488
Northfield Bancorp, Inc.	2,756	33,155
Northwest Bancshares, Inc.	4,246	52,523
NU Holdings Ltd./Cayman Islands, Class A(a)	146,887	1,264,697
OceanFirst Financial Corp.	4,668	80,430
OFG Bancorp	2,791	102,625
Old National Bancorp	19,289	317,690
Old Second Bancorp, Inc.	5,066	68,999
Orange County Bancorp, Inc.	634	30,774
Origin Bancorp, Inc.	1,892	57,706
Orrstown Financial Services, Inc.	348	9,633
Pacific Premier Bancorp, Inc.	3,852	97,725

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Park National Corp.	1,046	$136,691
Pathward Financial, Inc.	1,236	64,000
PCB Bancorp	1,231	20,619
Peapack-Gladstone Financial Corp.	1,216	33,537
Peoples Bancorp, Inc.	3,439	100,763
Peoples Financial Services Corp.	546	23,866
Pinnacle Financial Partners, Inc.	4,868	430,234
PNC Financial Services Group, Inc.	25,545	3,862,659
Popular, Inc.	4,387	374,869
Preferred Bank/Los Angeles CA	305	21,911
Premier Financial Corp.	1,940	40,527
Primis Financial Corp.	1,942	25,634
Prosperity Bancshares, Inc.	5,982	382,310
Provident Financial Services, Inc.	3,731	61,748
QCR Holdings, Inc.	904	52,803
RBB Bancorp	350	6,192
Red River Bancshares, Inc.	282	14,441
Regions Financial Corp.	60,890	1,136,816
Renasant Corp.	1,899	60,065
Republic Bancorp, Inc., Class A	1,265	64,755
S&T Bancorp, Inc.	1,247	41,575
Sandy Spring Bancorp, Inc.	2,975	72,531
Seacoast Banking Corp. of Florida	3,711	91,142
ServisFirst Bancshares, Inc.	3,034	203,703
Shore Bancshares, Inc.	2,166	28,028
Sierra Bancorp	1,347	27,950
Simmons First National Corp., Class A	6,948	132,081
SmartFinancial, Inc.	1,272	29,587
South Plains Financial, Inc.	1,099	29,761
Southern First Bancshares, Inc.(a)	161	6,036
Southern Missouri Bancorp, Inc.	347	15,133
Southside Bancshares, Inc.	1,208	37,810
SouthState Corp.	4,925	409,267
Stellar Bancorp, Inc.	2,975	74,464
Stock Yards Bancorp, Inc.	2,417	120,173
Summit Financial Group, Inc.	488	13,806
Synovus Financial Corp.	9,052	340,898
Texas Capital Bancshares, Inc.(a)	3,412	208,132
TFS Financial Corp.	4,986	66,414
Third Coast Bancshares, Inc.(a)	1,211	23,009
Tompkins Financial Corp.	1,151	56,848
Towne Bank	6,068	170,571
TriCo Bancshares	2,838	103,161
Triumph Financial, Inc.(a)	1,335	94,318
Truist Financial Corp.	84,816	3,143,281
TrustCo Bank Corp./New York	719	20,779
Trustmark Corp.	3,530	95,275
U.S. Bancorp	99,573	4,136,262
UMB Financial Corp.	3,024	249,480
United Bankshares, Inc.	8,494	304,510
United Community Banks, Inc.	3,642	99,572
Univest Financial Corp.	4,249	90,249
USCB Financial Holdings, Inc., Class A(a)	1,758	21,325
Valley National Bancorp	28,846	277,499
Veritex Holdings, Inc.	2,661	55,908
WaFd, Inc.	4,414	128,183
Washington Trust Bancorp, Inc.	2,282	63,462
Webster Financial Corp.	10,916	540,124
Wells Fargo & Co.	233,377	11,710,858
WesBanco, Inc.	4,292	125,927
West BanCorp, Inc.	1,337	25,149
Westamerica BanCorp	1,572	75,016

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	6,952	$444,650
Wintrust Financial Corp.	4,441	430,688
WSFS Financial Corp.	3,434	152,847
Zions Bancorp NA	9,720	407,268

		113,608,600

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	590	206,069
Brown-Forman Corp., Class A	2,982	168,096
Brown-Forman Corp., Class B	11,725	643,703
Celsius Holdings, Inc.(a)(b)	8,949	446,555
Coca-Cola Co.	247,639	14,732,044
Coca-Cola Consolidated, Inc.	320	275,645
Constellation Brands, Inc., Class A	10,164	2,490,993
Duckhorn Portfolio, Inc.(a)	2,594	22,386
Keurig Dr. Pepper, Inc.	60,273	1,894,983
MGP Ingredients, Inc.	1,116	94,804
Molson Coors Beverage Co., Class B	11,058	683,274
Monster Beverage Corp.(a)	47,208	2,597,384
National Beverage Corp.(a)	1,540	71,210
PepsiCo, Inc.	87,357	14,722,275
Primo Water Corp.	10,816	157,697
Vita Coco Co., Inc.(a)	2,013	39,636

		39,246,754

Biotechnology — 2.4%
2seventy bio, Inc.(a)	3,031	15,579
4D Molecular Therapeutics, Inc.(a)(b)	2,112	36,432
89bio, Inc.(a)	4,301	42,580
Aadi Bioscience, Inc.(a)	1,787	3,287
AbbVie, Inc.	111,979	18,409,348
ACADIA Pharmaceuticals, Inc.(a)	7,957	206,166
ACELYRIN, Inc.(a)	2,120	16,154
Adicet Bio, Inc.(a)(b)	1,548	4,629
ADMA Biologics, Inc.(a)	12,578	65,280
Aerovate Therapeutics, Inc.(a)	433	8,361
Agenus, Inc.(a)(b)	23,370	15,592
Agios Pharmaceuticals, Inc.(a)	3,560	80,527
Akero Therapeutics, Inc.(a)(b)	2,931	63,339
Aldeyra Therapeutics, Inc.(a)	3,447	10,789
Alector, Inc.(a)	2,986	17,797
Alkermes PLC(a)	10,139	274,260
Allakos, Inc.(a)	6,302	8,004
Allogene Therapeutics, Inc.(a)(b)	5,719	20,131
Allovir, Inc.(a)	1,851	1,333
Alnylam Pharmaceuticals, Inc.(a)	7,826	1,353,194
Alpine Immune Sciences, Inc.(a)	2,578	68,601
Altimmune, Inc.(a)(b)	4,063	38,355
ALX Oncology Holdings, Inc.(a)	841	12,119
Amgen, Inc.	33,942	10,666,613
Amicus Therapeutics, Inc.(a)	17,257	214,505
AnaptysBio, Inc.(a)	865	20,414
Anavex Life Sciences Corp.(a)(b)	5,000	29,850
Anika Therapeutics, Inc.(a)(b)	1,304	30,670
Apellis Pharmaceuticals, Inc.(a)(b)	6,186	391,512
Apogee Therapeutics, Inc.(b)	1,233	41,306
Arbutus Biopharma Corp.(a)	7,498	17,770
Arcellx, Inc.(a)	2,235	138,212
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	42,169
Arcus Biosciences, Inc.(a)	3,707	56,124
Arcutis Biotherapeutics, Inc.(a)(b)	2,914	17,105
Ardelyx, Inc.(a)	14,077	122,892
Arrowhead Pharmaceuticals, Inc.(a)	6,489	208,297
Astria Therapeutics, Inc.(a)(b)	2,797	36,445

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Atara Biotherapeutics, Inc.(a)	4,529	$2,824
Aura Biosciences, Inc.(a)	1,601	12,328
Aurinia Pharmaceuticals, Inc.(a)(b)	8,475	63,901
Avid Bioservices, Inc.(a)	3,513	23,783
Avidity Biosciences, Inc.(a)(b)	3,751	45,875
Avita Medical, Inc.(a)	1,749	29,313
Beam Therapeutics, Inc.(a)(b)	4,047	98,747
BioCryst Pharmaceuticals, Inc.(a)(b)	11,882	62,975
Biogen, Inc.(a)	9,087	2,241,399
Biohaven Ltd.(a)	4,113	182,946
BioMarin Pharmaceutical, Inc.(a)	11,710	1,031,417
Biomea Fusion, Inc.(a)(b)	1,375	24,860
Bioxcel Therapeutics, Inc.(a)(b)	1,041	3,352
Bluebird Bio, Inc.(a)(b)	6,924	7,062
Blueprint Medicines Corp.(a)(b)	3,677	292,432
Bridgebio Pharma, Inc.(a)(b)	7,628	261,564
Cabaletta Bio, Inc.(a)	2,282	46,735
CareDx, Inc.(a)	2,931	25,089
Caribou Biosciences, Inc.(a)(b)	4,018	24,630
Catalyst Pharmaceuticals, Inc.(a)	6,801	97,934
Celcuity, Inc.(a)(b)	2,613	39,456
Celldex Therapeutics, Inc.(a)	3,354	118,128
Century Therapeutics, Inc.(a)	1,185	5,072
Cerevel Therapeutics Holdings, Inc.(a)	4,252	178,159
Cogent Biosciences, Inc.(a)	4,083	18,088
Coherus Biosciences, Inc.(a)	6,286	13,515
Compass Therapeutics, Inc.(a)	8,157	10,604
Crinetics Pharmaceuticals, Inc.(a)	4,490	163,795
Cullinan Oncology, Inc.(a)	2,878	43,573
Cytokinetics, Inc.(a)	5,660	442,216
Day One Biopharmaceuticals, Inc.(a)	3,982	59,929
Deciphera Pharmaceuticals, Inc.(a)	3,552	50,865
Denali Therapeutics, Inc.(a)	7,099	113,655
Design Therapeutics, Inc.(a)	2,613	6,193
Disc Medicine, Inc.(a)	618	40,634
Dynavax Technologies Corp.(a)(b)	8,014	103,541
Dyne Therapeutics, Inc.(a)	3,998	85,557
Eagle Pharmaceuticals, Inc.(a)(b)	611	3,580
Editas Medicine, Inc.(a)(b)	6,257	43,987
Emergent BioSolutions, Inc.(a)(b)	2,980	4,977
Enanta Pharmaceuticals, Inc.(a)(b)	1,355	16,463
Entrada Therapeutics, Inc.(a)(b)	1,826	26,605
Erasca, Inc.(a)(b)	3,958	6,610
Exact Sciences Corp.(a)	11,233	734,638
Exelixis, Inc.(a)	20,298	441,684
Fate Therapeutics, Inc.(a)	5,497	33,862
FibroGen, Inc.(a)	6,075	11,664
Foghorn Therapeutics, Inc.(a)	1,251	3,978
Genelux Corp.(a)(b)	1,197	12,664
Generation Bio Co.(a)	2,726	5,125
Geron Corp.(a)(b)	34,343	63,191
Gilead Sciences, Inc.	79,342	6,209,305
Halozyme Therapeutics, Inc.(a)	8,051	272,526
Heron Therapeutics, Inc.(a)(b)	5,088	12,262
HilleVax, Inc.(a)	1,399	19,824
Humacyte, Inc.(a)(b)	4,049	13,443
Icosavax, Inc.(a)	890	13,626
Ideaya Biosciences, Inc.(a)(b)	3,778	164,456
IGM Biosciences, Inc.(a)(b)	534	5,618
Immuneering Corp., Class A(a)	3,388	19,888
ImmunityBio, Inc.(a)(b)	7,947	26,702
ImmunoGen, Inc.(a)	15,645	458,711
Immunovant, Inc.(a)	3,713	135,190

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	11,560	$679,381
Inhibrx, Inc.(a)	2,243	86,423
Insmed, Inc.(a)	8,233	228,877
Intellia Therapeutics, Inc.(a)(b)	5,528	131,677
Ionis Pharmaceuticals, Inc.(a)(b)	8,793	451,872
Iovance Biotherapeutics, Inc.(a)(b)	14,438	111,606
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	124,915
iTeos Therapeutics, Inc.(a)	2,020	20,099
Janux Therapeutics, Inc.(a)	958	8,200
KalVista Pharmaceuticals, Inc.(a)	2,567	40,482
Karuna Therapeutics, Inc.(a)	2,309	723,687
Karyopharm Therapeutics, Inc.(a)	2,939	2,206
Keros Therapeutics, Inc.(a)	1,105	61,173
Kezar Life Sciences, Inc.(a)	2,971	2,940
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,991	35,101
Kodiak Sciences, Inc.(a)(b)	1,928	7,731
Krystal Biotech, Inc.(a)	1,376	153,080
Kura Oncology, Inc.(a)	3,414	68,758
Kymera Therapeutics, Inc.(a)	2,658	87,129
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	2,859
Lyell Immunopharma, Inc.(a)(b)	11,179	20,458
MacroGenics, Inc.(a)(b)	3,347	47,862
Madrigal Pharmaceuticals, Inc.(a)	967	209,559
MannKind Corp.(a)(b)	15,218	50,828
MeiraGTx Holdings PLC(a)	2,029	12,316
Mersana Therapeutics, Inc.(a)	6,910	21,836
MiMedx Group, Inc.(a)	9,149	70,813
Mirum Pharmaceuticals, Inc.(a)	1,260	33,340
Moderna, Inc.(a)	21,027	2,124,778
Monte Rosa Therapeutics, Inc.(a)	998	5,284
Morphic Holding, Inc.(a)	2,051	64,996
Mural Oncology PLC(a)	1,013	4,447
Myriad Genetics, Inc.(a)	5,141	109,966
Natera, Inc.(a)	6,775	446,743
Neurocrine Biosciences, Inc.(a)	6,030	842,813
Nkarta, Inc.(a)	2,544	22,998
Novavax, Inc.(a)(b)	4,770	19,080
Nurix Therapeutics, Inc.(a)	3,236	25,564
Nuvalent, Inc., Class A(a)	1,542	115,912
Olema Pharmaceuticals, Inc.(a)	2,267	29,562
Organogenesis Holdings, Inc., Class A(a)	6,610	21,813
ORIC Pharmaceuticals, Inc.(a)	3,677	40,410
Outlook Therapeutics, Inc.(a)	10,081	3,891
Ovid therapeutics, Inc.(a)	7,396	28,623
PepGen, Inc.(a)	1,713	17,181
PMV Pharmaceuticals, Inc.(a)	2,919	5,137
Precigen, Inc.(a)(b)	5,740	7,921
Prime Medicine, Inc.(a)(b)	2,694	17,107
ProKidney Corp., Class A(a)(b)	3,973	5,205
Protagonist Therapeutics, Inc.(a)	3,310	82,783
Prothena Corp. PLC(a)	2,491	70,719
PTC Therapeutics, Inc.(a)	4,623	120,614
Rallybio Corp.(a)	1,815	2,450
RAPT Therapeutics, Inc.(a)(b)	2,050	50,738
RayzeBio, Inc.(a)	1,393	86,505
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,184	86,421
Regeneron Pharmaceuticals, Inc.(a)	6,540	6,165,781
REGENXBIO, Inc.(a)	2,116	26,069
Relay Therapeutics, Inc.(a)	5,448	50,394
Replimune Group, Inc.(a)(b)	3,154	24,475
REVOLUTION Medicines, Inc.(a)(b)	9,050	251,137
Rhythm Pharmaceuticals, Inc.(a)	3,753	165,545
Rigel Pharmaceuticals, Inc.(a)	11,055	12,934

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rocket Pharmaceuticals, Inc.(a)	3,412	$98,027
Roivant Sciences Ltd.(a)(b)	21,814	218,140
Sage Therapeutics, Inc.(a)	3,162	81,074
Sana Biotechnology, Inc.(a)(b)	5,009	27,499
Sangamo Therapeutics, Inc.(a)	6,311	2,884
Sarepta Therapeutics, Inc.(a)	5,540	659,205
Savara, Inc.(a)(b)	7,236	35,746
Scholar Rock Holding Corp.(a)	4,377	61,059
Seres Therapeutics, Inc.(a)	3,540	4,000
SpringWorks Therapeutics, Inc.(a)	4,138	182,610
Stoke Therapeutics, Inc.(a)	1,062	5,140
Summit Therapeutics, Inc.(a)(b)	11,141	43,673
Sutro Biopharma, Inc.(a)	2,510	10,893
Syndax Pharmaceuticals, Inc.(a)	3,759	77,022
Tango Therapeutics, Inc.(a)	1,668	19,599
Tenaya Therapeutics, Inc.(a)	1,213	5,101
TG Therapeutics, Inc.(a)	8,484	137,780
Travere Therapeutics, Inc.(a)	5,719	51,071
Twist Bioscience Corp.(a)(b)	3,793	122,893
Tyra Biosciences, Inc.(a)	1,832	24,549
Ultragenyx Pharmaceutical, Inc.(a)(b)	5,300	233,783
United Therapeutics Corp.(a)	2,835	608,901
UroGen Pharma Ltd.(a)	1,616	25,371
Vanda Pharmaceuticals, Inc.(a)	2,945	10,602
Vaxcyte, Inc.(a)(b)	5,906	421,807
Vera Therapeutics, Inc., Class A(a)	2,336	85,077
Veracyte, Inc.(a)	5,067	126,776
Vericel Corp.(a)	3,406	146,390
Vertex Pharmaceuticals, Inc.(a)	16,410	7,111,766
Verve Therapeutics, Inc.(a)	3,190	34,516
Viking Therapeutics, Inc.(a)(b)	6,423	155,051
Vir Biotechnology, Inc.(a)	5,579	52,443
Viridian Therapeutics, Inc.(a)(b)	2,902	55,863
Voyager Therapeutics, Inc.(a)	2,518	18,306
X4 Pharmaceuticals, Inc.(a)	13,369	10,447
Xencor, Inc.(a)	3,868	72,332
Y-mAbs Therapeutics, Inc.(a)	1,877	24,007
Zentalis Pharmaceuticals, Inc.(a)(b)	3,109	36,842
Zymeworks, Inc.(a)	3,388	36,726

		73,424,641

Broadline Retail — 3.1%
Amazon.com, Inc.(a)	571,802	88,743,670
Big Lots, Inc.	1,787	10,257
ContextLogic, Inc., Class A(a)(b)	1,206	5,270
Coupang, Inc., Class A(a)	68,818	963,452
Dillard’s, Inc., Class A(b)	252	97,592
eBay, Inc.	33,879	1,391,411
Etsy, Inc.(a)(b)	7,944	528,753
Kohl’s Corp.	6,451	166,178
Macy’s, Inc.	16,842	308,040
Nordstrom, Inc.	7,722	140,154
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	4,073	292,971
Savers Value Village, Inc.(a)(b)	1,377	25,736

		92,673,484

Building Products — 0.7%
A O Smith Corp.	7,494	581,609
AAON, Inc.	4,153	291,375
Advanced Drainage Systems, Inc.	4,239	552,850
Allegion PLC	5,516	683,377
American Woodmark Corp.(a)	907	82,791
Apogee Enterprises, Inc.	1,427	75,360

Security	Shares	Value

Building Products (continued)
Armstrong World Industries, Inc.	2,644	$262,311
AZEK Co., Inc., Class A(a)	8,384	323,287
AZZ, Inc.	1,415	88,367
Builders FirstSource, Inc.(a)	7,762	1,348,492
Carlisle Cos., Inc.	3,113	978,291
Carrier Global Corp.	52,914	2,894,925
CSW Industrials, Inc.	1,003	212,205
Fortune Brands Innovations, Inc.	8,148	632,203
Gibraltar Industries, Inc.(a)	1,865	150,916
Griffon Corp.	2,530	147,398
Hayward Holdings, Inc.(a)	7,862	98,432
Insteel Industries, Inc.	1,232	42,664
Janus International Group, Inc.(a)	5,152	72,901
JELD-WEN Holding, Inc.(a)(b)	6,029	112,140
Johnson Controls International PLC	43,294	2,281,161
Lennox International, Inc.	2,025	867,024
Masco Corp.	14,252	959,017
Masonite International Corp.(a)	1,365	125,648
Masterbrand, Inc.(a)	8,295	116,711
Owens Corning	5,707	864,782
PGT Innovations, Inc.(a)	3,833	157,996
Quanex Building Products Corp.	1,892	59,068
Resideo Technologies, Inc.(a)	9,442	158,342
Simpson Manufacturing Co., Inc.	2,694	487,587
Trane Technologies PLC	14,400	3,629,520
Trex Co., Inc.(a)	7,001	570,442
UFP Industries, Inc.	3,637	412,618
Zurn Elkay Water Solutions Corp.	9,531	282,594

		20,604,404

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	2,310	343,820
Ameriprise Financial, Inc.	6,494	2,512,074
Ares Management Corp., Class A	10,344	1,256,589
Artisan Partners Asset Management, Inc., Class A	3,613	151,385
AssetMark Financial Holdings, Inc.(a)	965	29,597
B. Riley Financial, Inc.(b)	1,480	34,662
Bank of New York Mellon Corp.	48,973	2,716,043
BGC Group, Inc., Class A	22,373	157,953
BlackRock, Inc.(c)	9,434	7,304,841
Blackstone, Inc., Class A	45,310	5,638,829
Blue Owl Capital, Inc., Class A	28,528	443,325
Brightsphere Investment Group, Inc.	3,261	72,133
Carlyle Group, Inc.	13,736	549,715
Cboe Global Markets, Inc.	6,675	1,227,199
Charles Schwab Corp.	94,137	5,923,100
CME Group, Inc., Class A	22,818	4,696,857
Cohen & Steers, Inc.	1,830	128,869
Coinbase Global, Inc., Class A(a)(b)	10,766	1,380,201
Diamond Hill Investment Group, Inc., Class A	101	16,113
Donnelley Financial Solutions, Inc.(a)	1,458	90,571
Evercore, Inc., Class A	2,297	394,464
FactSet Research Systems, Inc.	2,435	1,158,865
Forge Global Holdings, Inc.(a)	10,642	20,433
Franklin Resources, Inc.	17,524	466,664
GCM Grosvenor, Inc., Class A	2,165	18,814
Goldman Sachs Group, Inc.	20,213	7,761,994
Hamilton Lane, Inc., Class A	2,385	276,517
Houlihan Lokey, Inc., Class A	3,056	366,048
Interactive Brokers Group, Inc., Class A	6,683	593,116
Intercontinental Exchange, Inc.	35,968	4,579,805
Invesco Ltd.	23,471	371,546
Janus Henderson Group PLC	8,874	255,216

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Jefferies Financial Group, Inc.	12,104	$493,359
KKR & Co., Inc., Class A	41,969	3,633,676
Lazard, Inc.	6,791	264,713
LPL Financial Holdings, Inc.	4,777	1,142,611
MarketAxess Holdings, Inc.	2,383	537,390
Moelis & Co., Class A	4,116	226,257
Moody’s Corp.	10,048	3,939,218
Morningstar, Inc.	1,635	456,656
MSCI, Inc., Class A	4,890	2,927,252
Nasdaq, Inc.	21,490	1,241,477
Northern Trust Corp.	12,944	1,030,860
Open Lending Corp.(a)(b)	5,715	41,948
P10, Inc., Class A	2,388	21,970
Patria Investments Ltd., Class A	4,257	60,747
Perella Weinberg Partners, Class A	3,888	45,684
Piper Sandler Cos	1,151	199,687
PJT Partners, Inc., Class A	1,652	158,873
Raymond James Financial, Inc.	12,029	1,325,355
Robinhood Markets, Inc., Class A(a)	42,902	460,767
S&P Global, Inc.	20,380	9,137,373
SEI Investments Co.	6,181	390,886
State Street Corp.	19,540	1,443,420
StepStone Group, Inc., Class A	3,324	111,188
Stifel Financial Corp.	6,594	481,032
StoneX Group, Inc.(a)	1,744	114,668
T Rowe Price Group, Inc.	13,870	1,504,201
TPG, Inc., Class A	4,082	169,934
Tradeweb Markets, Inc., Class A	7,343	700,449
Victory Capital Holdings, Inc., Class A	2,170	73,194
Virtu Financial, Inc., Class A	5,659	95,015
Virtus Investment Partners, Inc.	369	87,125
WisdomTree, Inc.	8,155	55,209
XP, Inc., Class A(a)	21,090	518,392

		84,027,944

Chemicals — 1.5%
AdvanSix, Inc.	1,773	44,999
Air Products and Chemicals, Inc.	14,128	3,612,671
Albemarle Corp.	7,495	859,976
American Vanguard Corp., Series 13A	1,236	13,497
Arcadium Lithium PLC(b)	64,495	315,381
Ashland, Inc.	3,046	285,166
Aspen Aerogels, Inc.(a)(b)	3,713	41,697
Avient Corp.	5,515	199,698
Axalta Coating Systems Ltd.(a)	13,507	437,897
Balchem Corp.	2,008	281,441
Cabot Corp.	3,476	250,620
Celanese Corp., Class A	6,194	906,120
CF Industries Holdings, Inc.	12,345	932,171
Chemours Co.	9,206	277,745
Corteva, Inc.	45,546	2,071,432
Danimer Scientific, Inc., Class A(a)(b)	6,007	3,832
Dow, Inc.	45,121	2,418,486
DuPont de Nemours, Inc.	29,174	1,802,953
Eastman Chemical Co.	7,442	621,779
Ecolab, Inc.	15,757	3,123,353
Ecovyst, Inc.(a)	5,243	48,550
Element Solutions, Inc.	14,301	317,911
FMC Corp.	8,136	457,243
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	100,397	121,480
Hawkins, Inc.	1,121	74,625
HB Fuller Co.	3,352	253,981
Huntsman Corp.	10,842	266,063

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)	2,428	$105,764
Innospec, Inc.	1,590	184,615
International Flavors & Fragrances, Inc.	16,015	1,292,090
Intrepid Potash, Inc.(a)(b)	1,114	20,498
Koppers Holdings, Inc.	1,501	76,761
Kronos Worldwide, Inc.	777	7,234
Linde PLC	30,771	12,457,024
LSB Industries, Inc.(a)(b)	3,652	27,171
LyondellBasell Industries NV, Class A	16,198	1,524,556
Mativ Holdings, Inc.	4,082	49,106
Minerals Technologies, Inc.	2,032	132,791
Mosaic Co.	21,068	646,998
NewMarket Corp.	374	208,621
Olin Corp.	7,772	404,688
Origin Materials, Inc., Class A(a)(b)	7,098	4,188
Orion SA	3,373	75,555
Perimeter Solutions SA(a)	7,347	34,825
PPG Industries, Inc.	14,929	2,105,586
PureCycle Technologies, Inc.(a)(b)	6,987	27,389
Quaker Chemical Corp.	858	162,968
Rayonier Advanced Materials, Inc.(a)	5,464	23,714
RPM International, Inc.	7,968	849,867
Scotts Miracle-Gro Co.	2,518	141,663
Sensient Technologies Corp.	2,722	168,846
Sherwin-Williams Co.	15,052	4,581,528
Stepan Co.	1,403	125,246
Trinseo PLC	2,403	14,490
Tronox Holdings PLC	6,792	93,662
Westlake Corp.	2,070	286,384

		45,874,595

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	181,189
ACCO Brands Corp.	3,640	22,131
ACV Auctions, Inc., Class A(a)	7,474	96,938
Aris Water Solution, Inc., Class A	1,316	11,449
BrightView Holdings, Inc.(a)	2,533	22,620
Brink’s Co.	2,649	214,145
Casella Waste Systems, Inc., Class A(a)(b)	3,457	295,020
CECO Environmental Corp.(a)	2,391	46,218
Cimpress PLC(a)	966	72,663
Cintas Corp.	5,425	3,279,792
Clean Harbors, Inc.(a)	3,129	525,547
Copart, Inc.(a)	54,402	2,613,472
CoreCivic, Inc.(a)	8,030	114,187
Deluxe Corp.	2,249	42,529
Driven Brands Holdings, Inc.(a)	3,595	47,130
Ennis, Inc.	1,476	30,066
Enviri Corp.(a)	4,861	41,853
GEO Group, Inc.(a)	8,758	97,389
Healthcare Services Group, Inc.	5,673	53,553
HNI Corp.	3,184	129,652
Interface, Inc., Class A	3,303	40,990
Li-Cycle Holdings Corp.(a)(b)	8,180	3,518
Liquidity Services, Inc.(a)	1,769	30,869
Matthews International Corp., Class A	2,063	67,873
MillerKnoll, Inc.	5,129	136,380
Montrose Environmental Group, Inc.(a)	1,946	56,843
MSA Safety, Inc.	2,318	382,540
OPENLANE, Inc.(a)	7,187	101,193
Performant Financial Corp.(a)	12,291	34,661
Pitney Bowes, Inc.	4,309	17,710
Quad/Graphics, Inc., Class A(a)(b)	1,629	8,894

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
RB Global, Inc.	11,601	$742,116
Republic Services, Inc.	12,967	2,218,913
Rollins, Inc.	15,995	692,743
SP Plus Corp.(a)	1,356	70,146
Steelcase, Inc., Class A	4,806	60,940
Stericycle, Inc.(a)	5,859	281,232
Tetra Tech, Inc.	3,414	540,027
UniFirst Corp.	954	161,627
Veralto Corp.	13,779	1,056,711
Vestis Corp.	7,109	152,133
Viad Corp.(a)	1,234	40,796
VSE Corp.	682	42,359
Waste Management, Inc.	25,675	4,766,050

		19,644,807

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	33,042
Arista Networks, Inc.(a)	15,872	4,105,769
Aviat Networks, Inc.(a)	336	10,023
Calix, Inc.(a)	4,004	132,853
Cambium Networks Corp.(a)	644	2,737
Ciena Corp.(a)	9,307	493,271
Cisco Systems, Inc.	257,594	12,926,067
Clearfield, Inc.(a)	817	20,580
CommScope Holding Co., Inc.(a)	13,802	32,021
Comtech Telecommunications Corp.	1,632	10,330
Digi International, Inc.(a)	2,062	50,127
DZS, Inc.(a)	990	1,544
Extreme Networks, Inc.(a)	7,642	103,243
F5, Inc.(a)	3,781	694,570
Harmonic, Inc.(a)(b)	6,424	75,161
Infinera Corp.(a)(b)	11,106	54,864
Juniper Networks, Inc.	20,402	754,058
Lumentum Holdings, Inc.(a)(b)	4,472	245,692
Motorola Solutions, Inc.	10,459	3,341,650
NETGEAR, Inc.(a)	1,767	25,091
NetScout Systems, Inc.(a)	4,617	99,312
Ribbon Communications, Inc.(a)(b)	4,557	13,853
Ubiquiti, Inc.	252	31,686
Viasat, Inc.(a)	7,239	160,923
Viavi Solutions, Inc.(a)	14,749	144,983

		23,563,450

Construction & Engineering — 0.2%
AECOM	8,279	730,125
Ameresco, Inc., Class A(a)(b)	1,722	35,180
API Group Corp.(a)	13,460	424,259
Arcosa, Inc.	3,111	243,529
Argan, Inc.	963	42,690
Bowman Consulting Group Ltd.(a)	812	25,505
Comfort Systems USA, Inc.	2,263	492,135
Concrete Pumping Holdings, Inc.(a)(b)	1,884	14,544
Construction Partners, Inc., Class A(a)	2,954	134,407
Dycom Industries, Inc.(a)	1,865	208,320
EMCOR Group, Inc.	2,933	669,047
Fluor Corp.(a)	9,203	347,045
Granite Construction, Inc.	2,789	125,812
Great Lakes Dredge & Dock Corp.(a)	4,898	37,421
IES Holdings, Inc.(a)	367	30,079
Limbach Holdings, Inc.(a)	850	36,550
MasTec, Inc.(a)	3,885	255,128
MDU Resources Group, Inc.	12,061	235,310
MYR Group, Inc.(a)	942	135,507

Security	Shares	Value

Construction & Engineering (continued)
Northwest Pipe Co.(a)	487	$14,790
Primoris Services Corp.	3,014	98,859
Quanta Services, Inc.(b)	9,092	1,764,303
Sterling Infrastructure, Inc.(a)(b)	1,738	130,524
Tutor Perini Corp.(a)	1,983	17,768
Valmont Industries, Inc.	1,381	311,706
WillScot Mobile Mini Holdings Corp.(a)	12,097	572,188

		7,132,731

Construction Materials — 0.2%
Eagle Materials, Inc.	2,162	489,217
Knife River Corp.(a)	3,335	218,409
Martin Marietta Materials, Inc.	3,874	1,969,619
Summit Materials, Inc., Class A(a)	7,815	282,747
U.S. Lime & Minerals, Inc.	114	29,488
Vulcan Materials Co.	8,441	1,907,751

		4,897,231

Consumer Finance — 0.5%
Ally Financial, Inc.	16,497	605,110
American Express Co.	36,846	7,396,466
Atlanticus Holdings Corp.(a)	526	18,247
Bread Financial Holdings, Inc.	2,726	98,872
Capital One Financial Corp.	24,073	3,257,558
Consumer Portfolio Services, Inc.(a)	1,875	17,137
Credit Acceptance Corp.(a)(b)	441	238,612
Discover Financial Services	15,836	1,671,015
Encore Capital Group, Inc.(a)(b)	1,672	83,734
Enova International, Inc.(a)	2,095	114,031
FirstCash Holdings, Inc.	2,440	280,039
Green Dot Corp., Class A(a)	1,798	16,200
LendingClub Corp.(a)	7,657	69,066
LendingTree, Inc.(a)	601	19,436
Navient Corp.	6,130	105,559
Nelnet, Inc., Class A	903	78,678
NerdWallet, Inc., Class A(a)(b)	2,065	31,615
OneMain Holdings, Inc.	7,353	350,003
PRA Group, Inc.(a)	2,429	55,308
PROG Holdings, Inc.(a)	2,650	81,196
Regional Management Corp.	728	17,749
SLM Corp.	14,925	296,709
SoFi Technologies, Inc.(a)(b)	58,325	456,685
Synchrony Financial	26,229	1,019,521
Upstart Holdings, Inc.(a)(b)	4,483	142,380
World Acceptance Corp.(a)	213	27,969

		16,548,895

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	26,815	569,014
Andersons, Inc.	2,210	116,489
BJ’s Wholesale Club Holdings, Inc.(a)	8,607	553,774
Casey’s General Stores, Inc.	2,273	616,801
Chefs’ Warehouse, Inc.(a)	2,601	82,764
Costco Wholesale Corp.	28,073	19,507,366
Dollar General Corp.	13,839	1,827,717
Dollar Tree, Inc.(a)	13,281	1,734,764
Grocery Outlet Holding Corp.(a)	6,304	156,213
HF Foods Group, Inc.(a)	1,854	9,270
Ingles Markets, Inc., Class A	1,069	90,063
Kroger Co.	41,131	1,897,784
Maplebear, Inc.(a)	1,477	36,142
Natural Grocers by Vitamin Cottage, Inc.	357	5,337
Performance Food Group Co.(a)	9,896	719,241
PriceSmart, Inc.	1,657	125,965

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
SpartanNash Co.	2,523	$56,591
Sprouts Farmers Market, Inc.(a)(b)	6,331	318,893
Sysco Corp.	32,299	2,613,958
Target Corp.	29,194	4,060,302
U.S. Foods Holding Corp.(a)	14,479	666,179
United Natural Foods, Inc.(a)	3,544	52,841
Village Super Market, Inc., Class A	1,208	30,720
Walgreens Boots Alliance, Inc.	44,825	1,011,700
Walmart, Inc.	90,507	14,956,282
Weis Markets, Inc.	1,178	71,564

		51,887,734

Containers & Packaging — 0.3%
Amcor PLC	92,090	868,409
AptarGroup, Inc.	4,131	536,534
Ardagh Group SA, Class A(a)	1,250	8,881
Ardagh Metal Packaging SA	8,206	30,280
Avery Dennison Corp.	5,115	1,020,187
Ball Corp.	19,528	1,082,828
Berry Global Group, Inc.	7,590	496,841
Crown Holdings, Inc.	6,719	594,631
Graphic Packaging Holding Co.	19,826	505,761
Greif, Inc., Class A	1,857	116,267
Greif, Inc., Class B	150	9,405
International Paper Co.	21,865	783,423
Myers Industries, Inc.	2,006	37,612
O-I Glass, Inc.(a)	9,817	142,936
Packaging Corp. of America	5,610	930,587
Pactiv Evergreen, Inc.	2,722	39,741
Ranpak Holdings Corp., Class A(a)	2,577	10,617
Sealed Air Corp.	9,053	312,781
Silgan Holdings, Inc.	5,685	261,169
Sonoco Products Co.	6,383	363,193
TriMas Corp.	2,253	55,604
Westrock Co.	16,195	652,011

		8,859,698

Distributors — 0.1%
Genuine Parts Co.	8,951	1,255,199
LKQ Corp.	16,613	775,328
Pool Corp.	2,387	886,174
Weyco Group, Inc.	929	29,830

		2,946,531

Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	3,716	3,161
ADT, Inc.	14,416	94,137
Adtalem Global Education, Inc.(a)	2,748	138,719
Bright Horizons Family Solutions, Inc.(a)	3,636	357,237
Carriage Services, Inc.	750	18,533
Chegg, Inc.(a)	7,981	78,613
Coursera, Inc.(a)	7,465	142,880
Duolingo, Inc., Class A(a)	1,833	327,905
European Wax Center, Inc., Class A(a)	2,320	34,429
Frontdoor, Inc.(a)	4,969	162,784
Graham Holdings Co., Class B	237	170,735
Grand Canyon Education, Inc.(a)	1,933	252,430
H&R Block, Inc.	9,248	433,176
Laureate Education, Inc., Class A	7,754	97,856
Lincoln Educational Services Corp.(a)	3,193	28,609
Mister Car Wash, Inc.(a)(b)	4,380	36,354
Nerdy, Inc., Class A(a)	3,456	10,610
OneSpaWorld Holdings Ltd.(a)	4,480	61,062
Perdoceo Education Corp.(a)	4,729	85,595

Security	Shares	Value

Diversified Consumer Services (continued)
Rover Group, Inc., Class A(a)	6,057	$66,264
Service Corp. International	9,110	611,463
Strategic Education, Inc.	1,286	120,961
Stride, Inc.(a)	2,478	148,556
Udemy, Inc.(a)	6,592	89,585
Universal Technical Institute, Inc.(a)	3,497	49,378
WW International, Inc.(a)(b)	2,679	10,073

		3,631,105

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	70,856
American Assets Trust, Inc.	2,957	66,325
Armada Hoffler Properties, Inc.	4,860	58,126
Broadstone Net Lease, Inc.	11,612	186,605
CTO Realty Growth, Inc.	1,428	23,605
Empire State Realty Trust, Inc., Class A	7,712	73,418
Essential Properties Realty Trust, Inc.	9,144	227,777
Gladstone Commercial Corp.	2,038	26,127
Global Net Lease, Inc.	11,666	98,578
One Liberty Properties, Inc.	1,518	30,724
VICI Properties, Inc.	66,123	1,991,625
WP Carey, Inc.	13,272	822,333

		3,676,099

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	1,444	43,060
AST SpaceMobile, Inc., Class A(a)	4,773	13,698
AT&T, Inc.	454,124	8,033,453
ATN International, Inc.	370	13,653
Bandwidth, Inc., Class A(a)	1,206	16,691
Charge Enterprises, Inc.(a)(b)	6,537	899
Cogent Communications Holdings, Inc.	2,894	223,417
Consolidated Communications Holdings, Inc.(a)	4,659	20,220
EchoStar Corp., Class A(a)(b)	7,935	106,250
ESC GCI Liberty, Inc. (d)	3,941	—
Frontier Communications Parent, Inc.(a)(b)	16,190	398,760
Globalstar, Inc.(a)	47,986	76,298
IDT Corp., Class B(a)	1,059	36,620
Iridium Communications, Inc.	7,701	279,238
Liberty Latin America Ltd., Class A(a)	4,385	30,870
Liberty Latin America Ltd., Class C(a)(b)	7,372	52,489
Lumen Technologies, Inc.(a)	67,212	81,999
Ooma, Inc.(a)	719	7,780
Shenandoah Telecommunications Co.	3,990	81,755
Verizon Communications, Inc.	266,641	11,292,246

		20,809,396

Electric Utilities — 1.4%
ALLETE, Inc.	3,794	224,263
Alliant Energy Corp.	15,741	765,957
American Electric Power Co., Inc.	32,820	2,564,555
Avangrid, Inc.	4,309	130,907
CMS Energy Corp.	18,217	1,041,284
Constellation Energy Corp.	20,371	2,485,262
Duke Energy Corp.	48,771	4,673,725
Edison International	24,207	1,633,488
Entergy Corp.	13,557	1,352,446
Evergy, Inc.	14,082	714,943
Eversource Energy	22,630	1,226,999
Exelon Corp.	63,291	2,203,160
FirstEnergy Corp.	34,279	1,257,354
Genie Energy Ltd., Class B	1,945	36,197
Hawaiian Electric Industries, Inc.	7,119	92,333
IDACORP, Inc.	3,073	284,498

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
MGE Energy, Inc.	2,196	$141,620
NextEra Energy, Inc.	128,706	7,546,033
NRG Energy, Inc.	14,732	781,385
OGE Energy Corp.	12,559	417,461
Otter Tail Corp.	2,546	230,209
PG&E Corp.(a)	129,164	2,178,997
Pinnacle West Capital Corp.	7,063	486,641
PNM Resources, Inc.	5,519	199,953
Portland General Electric Co.	6,057	247,913
PPL Corp.	46,301	1,213,086
Southern Co.	68,809	4,783,602
Xcel Energy, Inc.	34,788	2,082,758

		40,997,029

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,961	467,032
Allient, Inc.	976	27,191
AMETEK, Inc.	14,535	2,355,397
Array Technologies, Inc.(a)(b)	9,308	123,238
Atkore, Inc.(a)(b)	2,492	380,105
Babcock & Wilcox Enterprises, Inc.(a)	2,924	3,860
Blink Charging Co.(a)(b)	2,352	5,645
Bloom Energy Corp., Class A(a)(b)	12,009	135,942
ChargePoint Holdings, Inc., Class A(a)(b)	18,288	34,747
Eaton Corp. PLC	25,279	6,220,656
Emerson Electric Co.	36,260	3,326,130
Encore Wire Corp.	986	222,343
Energy Vault Holdings, Inc.(a)	6,389	9,711
EnerSys	2,662	254,407
Enovix Corp.(a)(b)	9,039	84,153
Eos Energy Enterprises, Inc., Class A(a)(b)	7,915	8,786
ESS Tech, Inc.(a)(b)	6,406	6,598
Fluence Energy, Inc., Class A(a)(b)	3,874	76,976
FuelCell Energy, Inc.(a)(b)	31,425	37,710
Generac Holdings, Inc.(a)	3,983	452,748
GrafTech International Ltd.	9,922	13,196
Hubbell, Inc.	3,364	1,128,857
LSI Industries, Inc.	2,248	30,708
NEXTracker, Inc., Class A(a)	7,912	358,176
NuScale Power Corp., Class A(a)(b)	1,721	4,974
nVent Electric PLC	10,325	619,913
Plug Power, Inc.(a)(b)	31,835	141,666
Powell Industries, Inc.	750	88,898
Preformed Line Products Co.	83	10,147
Regal Rexnord Corp.	4,279	571,075
Rockwell Automation, Inc.	7,271	1,841,599
Sensata Technologies Holding PLC	9,360	338,551
SES AI Corp., Class A(a)	9,902	12,972
Shoals Technologies Group, Inc., Class A(a)	10,860	143,026
Stem, Inc.(a)(b)	8,334	24,669
SunPower Corp.(a)(b)	5,371	16,274
Sunrun, Inc.(a)	13,791	199,694
Thermon Group Holdings, Inc.(a)	2,167	71,034
TPI Composites, Inc.(a)(b)	2,227	6,013
Vertiv Holdings Co., Class A	21,910	1,234,190
Vicor Corp.(a)	1,278	48,142

		21,137,149

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	13,990
Advanced Energy Industries, Inc.(b)	2,357	245,552
Aeva Technologies, Inc.(a)	4,909	4,183
Akoustis Technologies, Inc.(a)	1,380	791

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Amphenol Corp., Class A	36,876	$3,728,164
Arlo Technologies, Inc.(a)	4,365	38,761
Arrow Electronics, Inc.(a)	3,600	400,140
Avnet, Inc.	6,112	276,874
Badger Meter, Inc.	1,788	257,454
Bel Fuse, Inc., Class B	688	46,000
Belden, Inc.	2,491	184,782
Benchmark Electronics, Inc.	2,953	80,085
CDW Corp.	8,505	1,928,254
Cognex Corp.	11,038	398,913
Coherent Corp.(a)	7,959	378,371
Corning, Inc.	47,800	1,553,022
Crane NXT Co.	3,098	180,551
CTS Corp.	1,973	81,011
Daktronics, Inc.(a)	4,121	31,237
ePlus, Inc.(a)	1,893	142,997
Evolv Technologies Holdings, Inc., Class A(a)	6,676	29,174
Fabrinet(a)	2,358	503,457
FARO Technologies, Inc.(a)	883	19,991
Insight Enterprises, Inc.(a)(b)	1,855	342,693
IPG Photonics Corp.(a)	1,805	176,691
Itron, Inc.(a)	2,707	195,283
Jabil, Inc.	7,794	976,510
Keysight Technologies, Inc.(a)(b)	11,318	1,734,597
Kimball Electronics, Inc.(a)	2,170	51,603
Knowles Corp.(a)	5,726	93,391
Lightwave Logic, Inc.(a)(b)	7,025	30,278
Littelfuse, Inc.	1,463	353,900
Luna Innovations, Inc.(a)(b)	2,595	18,606
Methode Electronics, Inc.	2,506	52,025
MicroVision, Inc.(a)(b)	9,988	23,771
Mirion Technologies, Inc., Class A(a)	13,907	131,421
Napco Security Technologies, Inc.	2,262	78,605
nLight, Inc.(a)	2,689	34,903
Novanta, Inc.(a)	2,219	342,947
OSI Systems, Inc.(a)	1,125	144,034
PAR Technology Corp.(a)(b)	1,911	87,027
PC Connection, Inc.	993	64,058
Plexus Corp.(a)	1,781	168,696
Rogers Corp.(a)	1,036	119,420
Sanmina Corp.(a)	3,539	211,703
ScanSource, Inc.(a)	1,707	67,017
SmartRent, Inc., Class A(a)	7,900	23,305
TD SYNNEX Corp.	3,392	339,132
Teledyne Technologies, Inc.(a)	2,965	1,240,764
Trimble, Inc.(a)	15,954	811,420
TTM Technologies, Inc.(a)	7,528	104,715
Vishay Intertechnology, Inc.	7,799	169,472
Vishay Precision Group, Inc.(a)	804	25,632
Vontier Corp.	9,338	323,001
Vuzix Corp.(a)(b)	2,953	4,932
Xerox Holdings Corp.	8,090	149,341
Zebra Technologies Corp., Class A(a)	3,215	770,153

		19,984,800

Energy Equipment & Services — 0.4%
Archrock, Inc.	7,846	128,204
Atlas Energy Solutions, Inc.	492	8,546
Baker Hughes Co., Class A	63,814	1,818,699
Borr Drilling Ltd.(a)	13,940	85,731
Bristow Group, Inc.(a)	1,094	28,860
Cactus, Inc., Class A	3,908	165,855
ChampionX Corp.	13,003	356,412

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Core Laboratories, Inc.	3,218	$50,748
Diamond Offshore Drilling, Inc.(a)	6,633	80,923
DMC Global, Inc.(a)	948	16,135
Dril-Quip, Inc.(a)(b)	2,080	41,746
Expro Group Holdings NV(a)(b)	5,586	98,314
Forum Energy Technologies, Inc.(a)	1,122	22,115
Halliburton Co.	57,407	2,046,559
Helix Energy Solutions Group, Inc.(a)	9,071	85,267
Helmerich & Payne, Inc.	6,046	243,412
Kodiak Gas Services, Inc.	1,599	37,449
Liberty Energy, Inc., Class A	11,212	233,097
Nabors Industries Ltd.(a)	626	52,947
Newpark Resources, Inc.(a)	2,693	17,478
Noble Corp. PLC(a)	7,347	324,223
NOV, Inc.	24,363	475,322
Oceaneering International, Inc.(a)	6,547	136,047
Oil States International, Inc.(a)	1,169	7,213
Patterson-UTI Energy, Inc.	21,515	238,601
ProFrac Holding Corp., Class A(a)(b)	1,185	9,373
ProPetro Holding Corp.(a)	6,951	58,805
Ranger Energy Services, Inc., Class A	2,773	28,174
RPC, Inc.	4,947	36,163
Schlumberger NV	90,307	4,397,951
SEACOR Marine Holdings, Inc.(a)	1,945	20,539
Seadrill Ltd.(a)	3,193	138,001
Select Water Solutions, Inc., Class A	4,294	33,364
Solaris Oilfield Infrastructure, Inc., Class A	2,770	20,775
TechnipFMC PLC(a)	27,985	541,230
TETRA Technologies, Inc.(a)	6,116	25,626
Tidewater, Inc.(a)	2,794	187,729
U.S. Silica Holdings, Inc.(a)	4,387	47,029
Valaris Ltd.(a)	3,807	235,539
Weatherford International PLC(a)	4,568	409,064

		12,989,265

Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)(b)	13,560	54,918
Atlanta Braves Holdings, Inc., Class C(a)	2,589	104,363
Atlanta Braves Holdings, Inc., Class A	602	25,928
Cinemark Holdings, Inc.(a)(b)	6,744	93,270
Electronic Arts, Inc.	17,135	2,357,433
IMAX Corp.(a)	2,341	32,704
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,013	807,874
Liberty Media Corp.-Liberty Formula One, Class A	1,820	111,184
Liberty Media Corp.-Liberty Live, Class A	1,172	43,165
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	110,431
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	49,782
Lions Gate Entertainment Corp., Class B(a)	5,862	56,861
Live Nation Entertainment, Inc.(a)	9,866	876,594
Madison Square Garden Entertainment Corp.(a)	2,969	98,986
Madison Square Garden Sports Corp., Class A(a)	1,142	211,384
Marcus Corp.	914	12,412
Netflix, Inc.(a)	27,400	15,456,614
Playstudios, Inc., Class A(a)	4,630	10,186
Playtika Holding Corp.(a)(b)	2,080	15,018
ROBLOX Corp., Class A(a)	29,693	1,152,385
Roku, Inc., Class A(a)	7,922	697,611
Sphere Entertainment Co., Class A(a)(b)	1,765	62,446
Spotify Technology SA(a)	8,854	1,906,709
Take-Two Interactive Software, Inc.(a)	10,492	1,730,446
TKO Group Holdings, Inc., Class A	3,894	325,889

Security	Shares	Value

Entertainment (continued)
Vivid Seats, Inc., Class A(a)(b)	2,759	$15,837
Walt Disney Co.(a)	116,182	11,159,281
Warner Bros Discovery, Inc., Series A(a)	138,746	1,390,235

		38,969,946

Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)(b)	14,581	590,676
Alerus Financial Corp.	1,174	26,661
A-Mark Precious Metals, Inc.	876	23,626
Apollo Global Management, Inc.	33,128	3,326,051
AvidXchange Holdings, Inc.(a)	9,286	101,775
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	37,013
Berkshire Hathaway, Inc., Class B(a)	116,075	44,542,620
Block, Inc., Class A(a)	34,555	2,246,421
Cannae Holdings, Inc.(a)	5,113	103,538
Cantaloupe, Inc.(a)	2,911	19,824
Cass Information Systems, Inc.	1,157	49,936
Compass Diversified Holdings	4,320	95,429
Enact Holdings, Inc.	1,946	55,441
Equitable Holdings, Inc.	21,720	710,027
Essent Group Ltd.	6,810	375,640
Euronet Worldwide, Inc.(a)	3,033	302,238
EVERTEC, Inc.	4,185	168,070
Federal Agricultural Mortgage Corp., Class C	582	108,421
Fidelity National Information Services, Inc.	37,603	2,341,163
Fiserv, Inc.(a)	37,990	5,389,641
FleetCor Technologies, Inc.(a)	4,595	1,332,228
Flywire Corp.(a)	6,181	132,088
Global Payments, Inc.	16,512	2,199,894
I3 Verticals, Inc., Class A(a)	1,114	20,876
International Money Express, Inc.(a)	2,474	50,964
Jack Henry & Associates, Inc.	4,643	769,949
Jackson Financial, Inc., Class A	5,109	255,808
Marqeta, Inc., Class A(a)	29,185	175,402
Mastercard, Inc., Class A	52,666	23,659,147
Merchants Bancorp	1,371	59,967
MGIC Investment Corp.	17,365	344,522
Mr. Cooper Group, Inc.(a)	3,887	261,828
NCR Atleos Corp.(a)	3,943	88,284
NewtekOne, Inc.	1,733	20,813
NMI Holdings, Inc., Class A(a)	5,784	184,625
Ocwen Financial Corp.(a)(b)	1,190	34,427
Pagseguro Digital Ltd., Class A(a)	12,586	161,982
Payoneer Global, Inc.(a)	16,041	75,072
PayPal Holdings, Inc.(a)	69,915	4,289,285
Paysafe Ltd.(a)(b)	1,495	22,246
PennyMac Financial Services, Inc., Class A	1,806	157,519
Radian Group, Inc.	9,590	277,918
Remitly Global, Inc.(a)	8,097	138,783
Repay Holdings Corp., Class A(a)	5,002	39,216
Rocket Cos., Inc., Class A(a)	8,299	102,161
Shift4 Payments, Inc., Class A(a)	3,291	236,327
StoneCo Ltd., Class A(a)	18,850	324,031
Toast, Inc., Class A(a)(b)	22,994	408,603
UWM Holdings Corp., Class A	6,038	40,455
Visa, Inc., Class A	101,193	27,651,999
Voya Financial, Inc.	5,930	429,154
Walker & Dunlop, Inc.	1,979	191,152

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Western Union Co.	19,708	$247,730
WEX, Inc.(a)	2,646	540,816

		125,539,482

Food Products — 0.8%
Archer-Daniels-Midland Co.	34,002	1,889,831
B&G Foods, Inc.	4,306	43,318
Benson Hill, Inc.(a)(b)	11,400	1,963
Beyond Meat, Inc.(a)(b)	4,136	27,380
BRC, Inc., Class A(a)	2,764	10,448
Bunge Global SA	9,131	804,350
Calavo Growers, Inc.	1,112	29,012
Cal-Maine Foods, Inc.	2,254	124,917
Campbell Soup Co.	12,252	546,807
Conagra Brands, Inc.	29,768	867,737
Darling Ingredients, Inc.(a)	9,748	422,089
Dole PLC	5,443	61,452
Flowers Foods, Inc.	12,222	278,662
Fresh Del Monte Produce, Inc.	2,317	56,952
Freshpet, Inc.(a)	2,740	235,914
General Mills, Inc.	37,017	2,402,774
Hain Celestial Group, Inc.(a)(b)	6,528	69,915
Hershey Co.	9,613	1,860,500
Hormel Foods Corp.	18,748	569,377
Ingredion, Inc.	4,008	431,141
J & J Snack Foods Corp.	863	137,416
J M Smucker Co.	6,547	861,258
John B Sanfilippo & Son, Inc.	672	71,991
Kellanova	16,120	882,731
Kraft Heinz Co.	50,579	1,877,998
Lamb Weston Holdings, Inc.	9,063	928,414
Lancaster Colony Corp.	1,204	221,271
Limoneira Co.	1,461	26,503
McCormick & Co., Inc.	15,745	1,073,179
Mission Produce, Inc.(a)	1,882	18,801
Mondelez International, Inc., Class A	86,245	6,491,661
Pilgrim’s Pride Corp.(a)	2,884	78,358
Post Holdings, Inc.(a)	3,274	304,056
Seaboard Corp.	12	43,236
Seneca Foods Corp., Class A(a)	161	8,594
Simply Good Foods Co.(a)	5,858	221,432
Sovos Brands, Inc.(a)(b)	4,079	89,942
SunOpta, Inc.(a)	6,076	36,152
TreeHouse Foods, Inc.(a)(b)	3,444	144,992
Tyson Foods, Inc., Class A	17,636	965,747
Utz Brands, Inc., Class A	4,872	86,234
Vital Farms, Inc.(a)	3,080	44,290
Westrock Coffee Co.(a)(b)	2,383	24,688
WK Kellogg Co.	4,044	52,532

		25,426,015

Gas Utilities — 0.1%
Atmos Energy Corp.	9,513	1,083,911
Brookfield Infrastructure Corp., Class A	8,025	280,955
Chesapeake Utilities Corp.	1,503	152,224
National Fuel Gas Co.	5,623	265,181
New Jersey Resources Corp.	6,393	261,026
Northwest Natural Holding Co.	2,475	91,228
ONE Gas, Inc.	3,452	211,849
Southwest Gas Holdings, Inc.	3,757	220,461

Security	Shares	Value

Gas Utilities (continued)
Spire, Inc.	3,161	$179,450
UGI Corp.	12,770	282,728

		3,029,013

Ground Transportation — 1.1%
ArcBest Corp.	1,534	182,745
Avis Budget Group, Inc.	1,311	214,624
Covenant Logistics Group, Inc., Class A	878	42,443
CSX Corp.	125,243	4,471,175
Daseke, Inc.(a)	1,895	15,425
FTAI Infrastructure, Inc.	7,753	33,028
Heartland Express, Inc.	3,436	44,496
Hertz Global Holdings, Inc.(a)(b)	8,951	74,741
JB Hunt Transport Services, Inc.	5,210	1,047,106
Knight-Swift Transportation Holdings, Inc.	9,826	563,816
Landstar System, Inc.	2,303	441,531
Lyft, Inc., Class A(a)	21,567	269,372
Marten Transport Ltd.	4,841	89,559
Norfolk Southern Corp.	14,439	3,396,630
Old Dominion Freight Line, Inc.	6,281	2,455,997
PAM Transportation Services, Inc.(a)	886	18,349
RXO, Inc.(a)	6,858	142,646
Ryder System, Inc.	2,910	330,489
Saia, Inc.(a)	1,692	762,381
Schneider National, Inc., Class B	3,106	76,159
Uber Technologies, Inc.(a)	124,907	8,152,680
U-Haul Holding Co.(a)	574	38,033
U-Haul Holding Co., Series N(b)	6,069	387,627
Union Pacific Corp.	38,644	9,426,431
Universal Logistics Holdings, Inc.	345	10,529
Werner Enterprises, Inc.	3,887	153,731
XPO, Inc.(a)	7,218	616,706

		33,458,449

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	109,967	12,442,766
Accuray, Inc.(a)	6,907	17,889
Align Technology, Inc.(a)	4,908	1,312,007
Alphatec Holdings, Inc.(a)	5,618	90,394
AngioDynamics, Inc.(a)	2,055	12,124
Artivion, Inc.(a)	2,287	38,239
AtriCure, Inc.(a)	3,211	109,367
Atrion Corp.	93	31,620
Avanos Medical, Inc.(a)	2,746	52,696
Axogen, Inc.(a)(b)	2,915	28,188
Axonics, Inc.(a)	2,947	200,042
Baxter International, Inc.	31,751	1,228,446
Becton Dickinson & Co.	18,422	4,399,358
Boston Scientific Corp.(a)	92,851	5,873,754
Butterfly Network, Inc., Class A(a)	9,583	8,635
Cerus Corp.(a)	10,433	18,884
CONMED Corp.	1,948	186,229
Cooper Cos., Inc.	3,050	1,137,741
Cutera, Inc.(a)(b)	1,121	2,959
CVRx, Inc.(a)	1,241	31,174
DENTSPLY SIRONA, Inc.	13,056	453,696
Dexcom, Inc.(a)	24,591	2,984,118
Edwards Lifesciences Corp.(a)	38,114	2,990,806
Embecta Corp.	3,199	54,831
Enovis Corp.(a)	3,332	195,588
Envista Holdings Corp.(a)	10,236	240,546
GE HealthCare, Inc.(a)	24,700	1,811,992

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Glaukos Corp.(a)(b)	3,038	$270,473
Globus Medical, Inc., Class A(a)	7,788	411,129
Haemonetics Corp.(a)	3,309	253,006
Hologic, Inc.(a)	15,300	1,138,932
ICU Medical, Inc.(a)	1,216	111,300
IDEXX Laboratories, Inc.(a)	5,217	2,687,172
Inari Medical, Inc.(a)(b)	3,207	182,639
Inmode Ltd.(a)(b)	4,808	113,902
Inogen, Inc.(a)	1,013	7,208
Inspire Medical Systems, Inc.(a)(b)	1,783	375,981
Insulet Corp.(a)	4,392	838,301
Integer Holdings Corp.(a)(b)	1,962	198,790
Integra LifeSciences Holdings Corp.(a)	4,290	172,243
Intuitive Surgical, Inc.(a)	22,186	8,391,189
iRadimed Corp.	665	27,538
iRhythm Technologies, Inc.(a)	1,872	224,228
Lantheus Holdings, Inc.(a)(b)	4,236	219,975
LeMaitre Vascular, Inc.	1,369	79,457
LivaNova PLC(a)	3,277	159,524
Masimo Corp.(a)(b)	2,883	371,734
Medtronic PLC	84,427	7,390,740
Merit Medical Systems, Inc.(a)	3,518	275,459
Nano-X Imaging Ltd.(a)(b)	2,926	15,917
Neogen Corp.(a)(b)	13,041	202,135
Nevro Corp.(a)	2,489	41,218
Novocure Ltd.(a)	6,754	94,016
Omnicell, Inc.(a)	2,769	89,079
OraSure Technologies, Inc.(a)	4,522	33,327
Orthofix Medical, Inc.(a)	1,626	22,585
OrthoPediatrics Corp.(a)	1,412	36,881
Outset Medical, Inc.(a)(b)	2,818	8,567
Paragon 28, Inc.(a)(b)	2,936	37,228
Penumbra, Inc.(a)	2,353	593,403
PROCEPT BioRobotics Corp.(a)(b)	2,503	115,889
Pulmonx Corp.(a)	2,572	34,156
QuidelOrtho Corp.(a)	3,388	232,112
ResMed, Inc.	9,278	1,764,676
RxSight, Inc.(a)	1,911	86,970
Semler Scientific, Inc.(a)(b)	657	29,099
Shockwave Medical, Inc.(a)	2,376	537,570
SI-BONE, Inc.(a)(b)	2,624	53,031
Silk Road Medical, Inc.(a)(b)	2,576	38,975
STAAR Surgical Co.(a)	3,016	84,478
STERIS PLC	6,215	1,360,774
Stryker Corp.	22,558	7,567,758
Surmodics, Inc.(a)	823	28,978
Tactile Systems Technology, Inc.(a)	1,111	16,854
Tandem Diabetes Care, Inc.(a)	4,223	96,284
Teleflex, Inc.	2,992	726,547
TransMedics Group, Inc.(a)(b)	1,883	161,505
Treace Medical Concepts, Inc.(a)	3,386	45,643
UFP Technologies, Inc.(a)	514	86,614
Utah Medical Products, Inc.	90	7,129
Varex Imaging Corp.(a)	2,011	38,752
Vicarious Surgical, Inc., Class A(a)	7,131	2,870
Zimmer Biomet Holdings, Inc.	13,348	1,676,509
Zimvie, Inc.(a)	1,143	19,980
Zynex, Inc.(a)	2,679	31,719

		75,874,237

Health Care Providers & Services — 2.6%
23andMe Holding Co., Class A(a)(b)	12,498	9,137

Security	Shares	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co., Inc.(a)	5,801	$476,494
Accolade, Inc.(a)(b)	4,551	51,517
AdaptHealth Corp.(a)(b)	6,768	48,865
Addus HomeCare Corp.(a)	862	74,649
Agiliti, Inc.(a)	1,187	8,416
agilon health, Inc.(a)(b)	17,802	104,854
Alignment Healthcare, Inc.(a)	5,964	39,959
Amedisys, Inc.(a)	1,965	185,240
AMN Healthcare Services, Inc.(a)	2,547	188,503
Apollo Medical Holdings, Inc.(a)	2,670	92,782
Aveanna Healthcare Holdings, Inc.(a)	1,972	4,536
Brookdale Senior Living, Inc.(a)	14,257	77,986
Cano Health, Inc., Class A(a)(b)	103	246
Cardinal Health, Inc.	15,563	1,699,324
CareMax, Inc., Class A(a)(b)	4,295	1,475
Castle Biosciences, Inc.(a)	1,921	44,337
Cencora, Inc.	10,195	2,372,173
Centene Corp.(a)	34,170	2,573,343
Chemed Corp.	916	542,996
Cigna Group	18,574	5,589,845
Community Health Systems, Inc.(a)	6,300	23,121
CorVel Corp.(a)	587	138,145
Cross Country Healthcare, Inc.(a)(b)	2,722	57,842
CVS Health Corp.	81,385	6,052,602
DaVita, Inc.(a)	3,318	358,875
DocGo, Inc.(a)	4,887	18,082
Elevance Health, Inc.	15,029	7,415,910
Encompass Health Corp.	6,145	436,541
Enhabit, Inc.(a)	3,056	30,835
Ensign Group, Inc.	3,257	368,757
Fulgent Genetics, Inc.(a)	1,533	37,696
Guardant Health, Inc.(a)(b)	7,188	157,633
HCA Healthcare, Inc.	12,651	3,857,290
HealthEquity, Inc.(a)	5,146	388,935
Henry Schein, Inc.(a)	8,036	601,414
Hims & Hers Health, Inc., Class A(a)	8,208	70,425
Humana, Inc.	7,932	2,998,772
Innovage Holding Corp.(a)	978	5,174
Invitae Corp.(a)(b)	19,431	7,578
Joint Corp.(a)	820	8,003
Laboratory Corp. of America Holdings	5,448	1,211,090
LifeStance Health Group, Inc.(a)(b)	6,871	41,089
McKesson Corp.	8,554	4,276,059
ModivCare, Inc.(a)	878	34,918
Molina Healthcare, Inc.(a)	3,681	1,312,056
National HealthCare Corp.	790	73,502
National Research Corp., Class A	1,109	43,695
NeoGenomics, Inc.(a)	8,616	127,948
OPKO Health, Inc.(a)(b)	22,404	22,852
Option Care Health, Inc.(a)	10,313	322,178
Owens & Minor, Inc.(a)	4,320	85,147
Patterson Cos., Inc.	5,305	158,407
Pediatrix Medical Group, Inc.(a)(b)	5,332	49,907
Pennant Group, Inc.(a)	1,158	17,382
PetIQ, Inc., Class A(a)	1,413	25,392
Premier, Inc., Class A	7,029	151,967
Privia Health Group, Inc.(a)	7,692	155,071
Progyny, Inc.(a)(b)	5,002	190,526
Quest Diagnostics, Inc.	7,072	908,257
R1 RCM, Inc.(a)	9,585	98,150
RadNet, Inc.(a)	3,480	128,656
Select Medical Holdings Corp.	6,381	165,842

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners, Inc.(a)(b)	4,295	$131,813
Tenet Healthcare Corp.(a)	6,551	542,030
U.S. Physical Therapy, Inc.	849	78,329
UnitedHealth Group, Inc.	58,948	30,166,049
Universal Health Services, Inc., Class B	3,911	621,106

		78,359,725

Health Care REITs — 0.2%
CareTrust REIT, Inc.	6,801	142,277
Community Healthcare Trust, Inc.	1,398	35,775
Diversified Healthcare Trust	14,315	41,084
Global Medical REIT, Inc.	3,155	31,897
Healthcare Realty Trust, Inc.	25,554	411,675
Healthpeak Properties, Inc.	33,537	620,434
LTC Properties, Inc.	2,807	87,494
Medical Properties Trust, Inc.	37,105	115,026
National Health Investors, Inc.	2,865	152,361
Omega Healthcare Investors, Inc.	15,839	459,331
Physicians Realty Trust	14,761	180,675
Sabra Health Care REIT, Inc.	15,036	200,580
Universal Health Realty Income Trust	517	20,582
Ventas, Inc.	25,019	1,160,631
Welltower, Inc.	34,088	2,948,953

		6,608,775

Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	15,421
Certara, Inc.(a)	7,090	114,574
Computer Programs and Systems, Inc.(a)	440	4,457
Definitive Healthcare Corp., Class A(a)(b)	2,101	17,859
Doximity, Inc., Class A(a)	7,959	214,495
Evolent Health, Inc., Class A(a)(b)	7,059	207,605
Health Catalyst, Inc.(a)	2,795	27,307
HealthStream, Inc.	1,619	43,098
Multiplan Corp., Class A(a)(b)	23,893	24,132
OptimizeRx Corp.(a)	814	11,494
Phreesia, Inc.(a)(b)	3,516	89,588
Schrodinger, Inc.(a)(b)	3,581	94,718
Sharecare, Inc., Class A(a)	16,795	18,978
Simulations Plus, Inc.	1,116	42,296
Teladoc Health, Inc.(a)(b)	10,028	194,844
Veeva Systems, Inc., Class A(a)	9,182	1,904,439
Veradigm, Inc.(a)	7,214	65,864

		3,091,169

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	13,033	209,310
Braemar Hotels & Resorts, Inc.	3,646	8,313
Chatham Lodging Trust	2,016	21,168
DiamondRock Hospitality Co.	11,505	105,156
Host Hotels & Resorts, Inc.	45,004	864,977
Park Hotels & Resorts, Inc.	14,578	219,836
Pebblebrook Hotel Trust(b)	7,963	121,197
RLJ Lodging Trust	11,744	135,996
Ryman Hospitality Properties, Inc.	3,591	394,651
Service Properties Trust	8,692	67,189
Summit Hotel Properties, Inc.	5,580	36,158
Sunstone Hotel Investors, Inc.	14,339	152,997
Xenia Hotels & Resorts, Inc.	7,531	100,388

		2,437,336

Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)(b)	4,065	41,666
Airbnb, Inc., Class A(a)	25,732	3,709,011

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Aramark	14,219	$413,489
Bally’s Corp.(a)	3,342	37,631
Biglari Holdings, Inc., Class B(a)	32	4,949
BJ’s Restaurants, Inc.(a)	1,084	37,517
Bloomin’ Brands, Inc.	5,912	157,377
Booking Holdings, Inc.(a)	2,263	7,937,405
Bowlero Corp., Class A(a)(b)	2,290	24,755
Boyd Gaming Corp.	4,500	285,705
Brinker International, Inc.(a)(b)	2,824	120,839
Brunswick Corp.	4,522	364,835
Caesars Entertainment, Inc.(a)	13,345	585,445
Carnival Corp.(a)	62,653	1,038,787
Carrols Restaurant Group, Inc.	4,866	45,740
Cava Group, Inc.(a)(b)	995	46,566
Century Casinos, Inc.(a)	1,395	4,841
Cheesecake Factory, Inc.	3,485	119,779
Chipotle Mexican Grill, Inc.(a)	1,737	4,184,034
Choice Hotels International, Inc.	2,057	249,144
Churchill Downs, Inc.(b)	4,425	535,292
Chuy’s Holdings, Inc.(a)	1,136	38,408
Cracker Barrel Old Country Store, Inc.	1,446	111,848
Darden Restaurants, Inc.	7,614	1,237,884
Dave & Buster’s Entertainment, Inc.(a)	2,569	137,519
Denny’s Corp.(a)(b)	3,384	35,972
Dine Brands Global, Inc.	887	41,379
Domino’s Pizza, Inc.	2,229	950,044
DoorDash, Inc., Class A(a)	19,500	2,031,900
DraftKings, Inc., Class A(a)	26,322	1,027,874
El Pollo Loco Holdings, Inc.(a)	399	3,695
Everi Holdings, Inc.(a)	5,012	52,175
Expedia Group, Inc.(a)	8,724	1,294,031
First Watch Restaurant Group, Inc.(a)(b)	1,553	33,327
Full House Resorts, Inc.(a)(b)	2,239	10,568
Global Business Travel Group I, Class A(a)(b)	4,930	28,545
Golden Entertainment, Inc.(a)	1,082	41,527
Hilton Grand Vacations, Inc.(a)	4,987	207,958
Hilton Worldwide Holdings, Inc.	15,728	3,003,419
Hyatt Hotels Corp., Class A(b)	2,928	375,867
Inspired Entertainment, Inc.(a)	902	8,280
International Game Technology PLC	7,143	185,432
Jack in the Box, Inc.	1,529	119,216
Krispy Kreme, Inc.	6,214	82,584
Kura Sushi USA, Inc., Class A(a)(b)	372	36,504
Las Vegas Sands Corp.(a)	23,314	1,140,521
Life Time Group Holdings, Inc.(a)(b)	2,249	29,912
Light & Wonder, Inc., Class A(a)	5,727	460,336
Lindblad Expeditions Holdings, Inc.(a)	2,077	19,192
Marriott International, Inc., Class A	15,407	3,693,520
Marriott Vacations Worldwide Corp.	2,247	188,501
McDonald’s Corp.	46,208	13,526,006
MGM Resorts International	18,293	793,367
Monarch Casino & Resort, Inc.	999	68,861
Mondee Holdings, Inc., Class A(a)(b)	3,139	7,330
Noodles & Co., Class A(a)	1,836	4,663
Norwegian Cruise Line Holdings Ltd.(a)(b)	26,269	467,588
ONE Group Hospitality, Inc.(a)	2,463	10,837
Papa John’s International, Inc.	2,240	164,595
Penn Entertainment, Inc.(a)	9,126	205,791
Planet Fitness, Inc., Class A(a)	5,262	356,553
PlayAGS, Inc.(a)	3,708	32,297
Portillo’s, Inc., Class A(a)(b)	3,505	48,159
Potbelly Corp.(a)	3,051	38,382

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc.(b)	626	$38,662
Red Rock Resorts, Inc., Class A	2,668	145,886
Royal Caribbean Cruises Ltd.(a)	14,866	1,895,415
Rush Street Interactive, Inc., Class A(a)	2,591	13,499
Sabre Corp.(a)	21,234	87,059
SeaWorld Entertainment, Inc.(a)	2,064	101,962
Shake Shack, Inc., Class A(a)	2,297	173,561
Six Flags Entertainment Corp.(a)	4,559	114,932
Starbucks Corp.	71,611	6,661,971
Super Group SGHC Ltd.(a)	8,184	25,616
Sweetgreen, Inc., Class A(a)(b)	5,522	58,975
Target Hospitality Corp.(a)	2,076	20,075
Texas Roadhouse, Inc.	4,216	530,036
Travel & Leisure Co.	4,909	198,422
Vail Resorts, Inc.	2,437	541,014
Wendy’s Co.	10,460	199,577
Wingstop, Inc.	1,900	534,109
Wyndham Hotels & Resorts, Inc.	5,228	407,418
Wynn Resorts Ltd.	6,579	621,255
Xponential Fitness, Inc., Class A(a)	1,307	14,455
Yum! Brands, Inc.	17,585	2,277,082

		66,958,155

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	2,424	76,962
Cavco Industries, Inc.(a)	513	170,275
Century Communities, Inc.	1,627	141,061
Cricut, Inc., Class A(b)	2,865	15,013
D.R. Horton, Inc.	19,607	2,802,036
Dream Finders Homes, Inc., Class A(a)	1,622	53,315
Ethan Allen Interiors, Inc.	1,903	55,434
Garmin Ltd.	9,736	1,163,355
GoPro, Inc., Class A(a)	8,298	24,728
Green Brick Partners, Inc.(a)	1,939	101,158
Helen of Troy Ltd.(a)(b)	1,416	162,132
Hovnanian Enterprises, Inc., Class A(a)	259	43,763
Installed Building Products, Inc.	1,495	291,301
iRobot Corp.(a)	1,749	23,786
KB Home	4,712	280,788
La-Z-Boy, Inc.	2,410	83,892
Legacy Housing Corp.(a)	148	3,497
Leggett & Platt, Inc.	8,651	200,790
Lennar Corp., Class A	14,986	2,245,652
Lennar Corp., Class B	1,295	179,681
LGI Homes, Inc.(a)	1,213	143,146
Lovesac Co.(a)	653	15,123
M/I Homes, Inc.(a)	1,521	193,806
MDC Holdings, Inc.	3,675	229,981
Meritage Homes Corp.	2,304	381,565
Mohawk Industries, Inc.(a)	3,384	352,782
Newell Brands, Inc.	23,980	199,514
NVR, Inc.(a)	188	1,330,155
PulteGroup, Inc.	13,805	1,443,451
Purple Innovation, Inc.(b)	3,669	3,742
Skyline Champion Corp.(a)	3,500	239,680
Snap One Holdings Corp.(a)	1,999	15,792
Sonos, Inc.(a)	7,986	124,422
Taylor Morrison Home Corp., Class A(a)	6,652	346,835
Tempur Sealy International, Inc.	10,610	529,333
Toll Brothers, Inc.	6,886	684,124
TopBuild Corp.(a)	2,035	751,180
Traeger, Inc.(a)(b)	1,304	2,856

Security	Shares	Value

Household Durables (continued)
Tri Pointe Homes, Inc.(a)	6,084	$210,081
Vizio Holding Corp., Class A(a)	4,238	29,666
Whirlpool Corp.	3,376	369,740
Worthington Enterprises, Inc.	1,931	110,144

		15,825,737

Household Products — 1.1%
Central Garden & Pet Co.(a)	682	31,986
Central Garden & Pet Co., Class A(a)	2,523	104,150
Church & Dwight Co., Inc.	15,407	1,538,389
Clorox Co.	7,771	1,128,738
Colgate-Palmolive Co.	52,087	4,385,725
Energizer Holdings, Inc.	4,687	148,203
Kimberly-Clark Corp.	21,228	2,567,951
Oil-Dri Corp. of America	477	30,986
Procter & Gamble Co.	149,403	23,477,187
Reynolds Consumer Products, Inc.	3,870	105,148
Spectrum Brands Holdings, Inc.	2,456	193,091
WD-40 Co.	832	215,471

		33,927,025

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,047	718,024
Altus Power, Inc., Class A(a)	6,825	36,787
Brookfield Renewable Corp., Class A	8,600	240,112
Clearway Energy, Inc., Class A	3,272	73,489
Clearway Energy, Inc., Class C	4,140	100,354
Montauk Renewables, Inc.(a)	3,696	25,539
Ormat Technologies, Inc.(b)	3,182	205,812
Sunnova Energy International, Inc.(a)(b)	6,377	67,086
Vistra Corp.	23,247	953,824

		2,421,027

Industrial Conglomerates — 0.7%
3M Co.	34,880	3,290,928
Brookfield Business Corp., Class A(b)	1,503	34,524
General Electric Co.	68,766	9,105,994
Honeywell International, Inc.	42,314	8,558,429

		20,989,875

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	16,926	465,465
EastGroup Properties, Inc.	2,952	523,773
First Industrial Realty Trust, Inc.	7,974	410,821
Innovative Industrial Properties, Inc.	1,807	168,467
LXP Industrial Trust	18,394	167,201
Plymouth Industrial REIT, Inc.	4,122	91,261
Prologis, Inc.	58,662	7,431,889
Rexford Industrial Realty, Inc.	13,609	715,697
STAG Industrial, Inc.	11,547	426,546
Terreno Realty Corp.	5,012	299,367

		10,700,487

Insurance — 2.3%
Aflac, Inc.	37,928	3,198,848
Allstate Corp.	16,726	2,596,712
Ambac Financial Group, Inc.(a)	2,001	32,516
American Equity Investment Life Holding Co.(a)	4,993	275,664
American Financial Group, Inc.	4,881	587,672
American International Group, Inc.	45,333	3,151,097
AMERISAFE, Inc.	1,410	70,274
Aon PLC, Class A	12,637	3,771,260
Arch Capital Group Ltd.(a)	22,556	1,859,291
Arthur J Gallagher & Co.	13,468	3,126,731
Assurant, Inc.	3,194	536,432

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assured Guaranty Ltd.	3,483	$282,576
Axis Capital Holdings Ltd.	5,598	333,193
Brighthouse Financial, Inc.(a)	4,515	233,742
Brown & Brown, Inc.	14,909	1,156,342
BRP Group, Inc., Class A(a)(b)	4,318	96,896
Chubb Ltd.	25,816	6,324,920
Cincinnati Financial Corp.	9,817	1,087,724
CNA Financial Corp.	1,699	74,875
CNO Financial Group, Inc.	7,685	208,878
Crawford & Co., Class A	411	4,990
eHealth, Inc.(a)	1,290	8,772
Employers Holdings, Inc.	798	33,293
Enstar Group Ltd.(a)	780	208,174
Everest Group Ltd.	2,676	1,030,180
F&G Annuities & Life, Inc.	1,150	51,566
Fidelity National Financial, Inc., Class A	16,187	809,836
First American Financial Corp.	6,362	383,947
Genworth Financial, Inc., Class A(a)	14,765	91,100
Globe Life, Inc.	6,039	741,710
Goosehead Insurance, Inc., Class A(a)	1,246	96,191
Greenlight Capital Re Ltd., Class A(a)(b)	1,310	14,947
Hanover Insurance Group, Inc.	2,331	307,715
Hartford Financial Services Group, Inc.	19,393	1,686,415
HCI Group, Inc.	444	39,813
Hippo Holdings, Inc.(a)	930	8,603
Horace Mann Educators Corp.	1,576	58,044
Investors Title Co.	51	8,530
Kemper Corp.	4,044	242,640
Kinsale Capital Group, Inc.(b)	1,353	537,912
Lemonade, Inc.(a)(b)	3,392	53,661
Lincoln National Corp.	11,067	303,789
Loews Corp.	11,306	823,755
Markel Group, Inc.(a)	843	1,262,334
Marsh & McLennan Cos., Inc.	31,476	6,101,308
MBIA, Inc.(a)	2,769	16,836
Mercury General Corp.	2,282	91,394
MetLife, Inc.	40,742	2,824,235
National Western Life Group, Inc., Class A	166	80,344
Old Republic International Corp.	16,755	469,810
Oscar Health, Inc., Class A(a)	11,812	147,886
Palomar Holdings, Inc.(a)	1,645	98,486
Primerica, Inc.	2,370	554,959
Principal Financial Group, Inc.	15,564	1,231,112
ProAssurance Corp.	1,792	24,120
Progressive Corp.	37,087	6,610,758
Prudential Financial, Inc.	23,066	2,420,315
Reinsurance Group of America, Inc.	4,233	736,076
RenaissanceRe Holdings Ltd.	3,281	750,791
RLI Corp.	2,704	368,744
Ryan Specialty Holdings, Inc., Class A(a)(b)	5,967	258,490
Safety Insurance Group, Inc.	657	54,735
Selective Insurance Group, Inc.	3,832	401,824
Selectquote, Inc.(a)	8,469	9,401
SiriusPoint Ltd.(a)	6,850	80,830
Skyward Specialty Insurance Group, Inc.(a)	1,664	51,750
Stewart Information Services Corp.	1,098	67,703
Tiptree, Inc.	1,651	31,253
Travelers Cos., Inc.	14,492	3,063,029
Trupanion, Inc.(a)(b)	2,521	68,571
United Fire Group, Inc.	1,438	32,226
Universal Insurance Holdings, Inc.	1,090	18,116
Unum Group	12,431	600,915

Security	Shares	Value

Insurance (continued)
W.R. Berkley Corp.	12,977	$1,062,557
White Mountains Insurance Group Ltd.(b)	161	253,731
Willis Towers Watson PLC	6,560	1,615,728

		68,011,593

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(a)	375,589	52,620,019
Alphabet, Inc., Class C(a)	319,994	45,375,149
Bumble, Inc., Class A(a)	6,338	86,957
Cargurus, Inc., Class A(a)	6,510	151,292
Cars.com, Inc.(a)	4,460	77,738
DHI Group, Inc.(a)(b)	4,676	10,708
Eventbrite, Inc., Class A(a)	4,028	33,714
EverQuote, Inc., Class A(a)	1,224	15,459
fuboTV, Inc.(a)(b)	21,357	53,179
Grindr, Inc.(a)	3,635	31,552
IAC, Inc.(a)	4,522	227,050
Match Group, Inc.(a)	17,999	690,802
MediaAlpha, Inc., Class A(a)(b)	1,139	14,522
Meta Platforms, Inc., Class A(a)	140,354	54,757,710
Nextdoor Holdings, Inc., Class A(a)	10,985	16,697
Outbrain, Inc.(a)(b)	4,466	17,551
Pinterest, Inc., Class A(a)	37,334	1,398,905
QuinStreet, Inc.(a)	3,046	38,593
Shutterstock, Inc.	1,408	66,134
TripAdvisor, Inc.(a)	7,461	161,158
TrueCar, Inc.(a)	5,805	20,550
Vimeo, Inc.(a)	7,862	31,212
Yelp, Inc.(a)(b)	4,499	196,741
Ziff Davis, Inc.(a)	3,041	204,963
ZipRecruiter, Inc., Class A(a)	5,115	71,201
ZoomInfo Technologies, Inc., CLass A(a)	20,001	320,816

		156,690,372

IT Services — 1.5%
Accenture PLC, Class A	40,070	14,580,672
Akamai Technologies, Inc.(a)	9,501	1,170,808
Amdocs Ltd.	7,348	673,665
Applied Digital Corp.(a)(b)	4,664	23,973
BigCommerce Holdings, Inc., Series 1(a)	4,449	36,393
Brightcove, Inc.(a)(b)	2,245	5,141
Cloudflare, Inc., Class A(a)(b)	18,495	1,462,030
Cognizant Technology Solutions Corp., Class A	32,133	2,478,097
Couchbase, Inc.(a)	2,430	60,750
DigitalOcean Holdings, Inc.(a)	3,889	131,137
DXC Technology Co.(a)	13,003	283,465
EPAM Systems, Inc.(a)	3,527	980,894
Fastly, Inc., Class A(a)(b)	7,006	140,961
Gartner, Inc.(a)	4,841	2,214,467
Globant SA(a)	2,641	622,774
GoDaddy, Inc., Class A(a)	9,302	992,151
Grid Dynamics Holdings, Inc., Class A(a)	3,516	45,884
Hackett Group, Inc.	1,720	39,766
Information Services Group, Inc.	4,090	18,078
International Business Machines Corp.	57,594	10,577,714
Kyndryl Holdings, Inc.(a)	14,774	303,162
MongoDB, Inc., Class A(a)	4,250	1,702,210
Okta, Inc., Class A(a)	9,856	814,598
Perficient, Inc.(a)	2,180	148,523
Rackspace Technology, Inc.(a)	2,884	4,845
Snowflake, Inc., Class A(a)	19,998	3,912,409
Squarespace, Inc., Class A(a)	2,925	90,675
Thoughtworks Holding, Inc.(a)	4,953	23,180
Tucows, Inc., Class A(a)	474	10,959

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(a)	10,717	$753,727
Unisys Corp.(a)	3,469	23,381
VeriSign, Inc.(a)	5,612	1,116,115

		45,442,604

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	112,492
AMMO, Inc.(a)(b)	3,293	7,146
Clarus Corp.(b)	1,492	8,833
Funko, Inc., Class A(a)(b)	2,563	18,121
Hasbro, Inc.	8,371	409,761
JAKKS Pacific, Inc.(a)	934	29,290
Johnson Outdoors, Inc., Class A	138	6,177
Latham Group, Inc.(a)	2,161	5,467
Malibu Boats, Inc., Class A(a)(b)	1,332	55,611
MasterCraft Boat Holdings, Inc.(a)	1,420	27,505
Mattel, Inc.(a)	22,752	407,033
Peloton Interactive, Inc., Class A(a)(b)	20,787	115,576
Polaris, Inc.	3,366	302,805
Smith & Wesson Brands, Inc.	2,956	38,605
Sturm Ruger & Co., Inc.	1,052	45,930
Topgolf Callaway Brands Corp.(a)(b)	9,369	123,390
Vista Outdoor, Inc.(a)	4,242	119,073
YETI Holdings, Inc.(a)(b)	5,240	230,403

		2,063,218

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	5,680	236,686
Adaptive Biotechnologies Corp.(a)	6,063	22,251
Agilent Technologies, Inc.	18,637	2,424,674
Akoya Biosciences, Inc.(a)	2,119	10,765
Avantor, Inc.(a)(b)	43,158	992,202
Azenta, Inc.(a)(b)	3,837	250,172
BioLife Solutions, Inc.(a)(b)	2,281	38,777
Bio-Rad Laboratories, Inc., Class A(a)	1,303	418,120
Bio-Techne Corp.	9,675	680,346
Bruker Corp.	6,498	464,672
Charles River Laboratories International, Inc.(a)	3,141	679,335
Codexis, Inc.(a)	3,610	9,494
CryoPort, Inc.(a)	2,379	34,519
Cytek Biosciences, Inc.(a)	7,712	58,226
Danaher Corp.	41,808	10,030,157
Fortrea Holdings, Inc.(a)	5,591	173,097
Harvard Bioscience, Inc.(a)	6,160	27,104
ICON PLC(a)	5,201	1,356,785
Illumina, Inc.(a)	10,002	1,430,386
IQVIA Holdings, Inc.(a)	11,603	2,416,093
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	6,620	38,396
MaxCyte, Inc.(a)	6,350	32,322
Medpace Holdings, Inc.(a)	1,504	438,536
Mesa Laboratories, Inc.	342	31,334
Mettler-Toledo International, Inc.(a)	1,384	1,656,911
NanoString Technologies, Inc.(a)	2,353	968
OmniAb, Inc.(a)(b)	3,929	22,788
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	103,463
QIAGEN NV	13,822	603,469
Quanterix Corp.(a)	1,710	37,774
Quantum-Si, Inc., Class A(a)	7,468	11,650
Repligen Corp.(a)	3,529	668,393
Revvity, Inc.	7,905	847,258
Seer, Inc., Class A(a)	2,417	4,157

Security	Shares	Value

Life Sciences Tools & Services (continued)
Sotera Health Co.(a)(b)	6,415	$94,429
Thermo Fisher Scientific, Inc.	24,514	13,212,556
Waters Corp.(a)	3,715	1,180,293
West Pharmaceutical Services, Inc.	4,703	1,754,360

		42,492,918

Machinery — 2.0%
3D Systems Corp.(a)(b)	7,065	33,841
AGCO Corp.	3,916	479,044
Alamo Group, Inc.	698	148,171
Albany International Corp., Class A	2,042	181,554
Allison Transmission Holdings, Inc.	5,535	335,089
Astec Industries, Inc.	1,337	47,597
Barnes Group, Inc.	3,332	110,323
Blue Bird Corp.(a)	2,001	58,289
Caterpillar, Inc.	32,391	9,727,341
Chart Industries, Inc.(a)	2,823	329,501
CNH Industrial NV	62,819	753,828
Columbus McKinnon Corp./New York	1,466	57,277
Commercial Vehicle Group, Inc.(a)	2,785	18,075
Crane Co.	3,098	384,493
Cummins, Inc.	8,944	2,140,299
Deere & Co.	16,852	6,632,610
Desktop Metal, Inc., Class A(a)(b)	18,582	12,054
Donaldson Co., Inc.	7,450	481,196
Douglas Dynamics, Inc.	1,306	32,846
Dover Corp.	8,866	1,327,949
Energy Recovery, Inc.(a)	3,940	61,109
Enerpac Tool Group Corp., Class A	3,599	112,397
Enpro, Inc.	1,210	180,750
Esab Corp.	3,466	298,041
ESCO Technologies, Inc.	1,757	178,986
Federal Signal Corp.	3,598	276,974
Flowserve Corp.	8,011	319,879
Fortive Corp.	22,515	1,760,223
Franklin Electric Co., Inc.	2,913	274,579
Gates Industrial Corp. PLC(a)	7,452	95,982
Gorman-Rupp Co.	1,213	40,502
Graco, Inc.	10,552	900,086
Greenbrier Cos., Inc.	2,191	99,603
Helios Technologies, Inc.	1,936	79,879
Hillenbrand, Inc.	4,517	210,357
Hillman Solutions Corp.(a)	12,662	111,299
Hyliion Holdings Corp., Class A(a)(b)	5,934	6,231
Hyster-Yale Materials Handling, Inc., Class A	682	44,821
IDEX Corp.	4,854	1,026,621
Illinois Tool Works, Inc.	19,026	4,963,883
Ingersoll Rand, Inc.	25,753	2,056,635
ITT, Inc.	5,072	612,596
John Bean Technologies Corp.	2,067	204,137
Kadant, Inc.(b)	797	227,942
Kennametal, Inc.	4,869	119,388
Lincoln Electric Holdings, Inc.	3,562	791,548
Lindsay Corp.	692	90,036
Luxfer Holdings PLC	2,208	18,172
Manitowoc Co., Inc.(a)	2,189	35,243
Microvast Holdings, Inc.(a)(b)	11,816	11,083
Middleby Corp.(a)	3,346	472,020
Miller Industries, Inc.	1,094	44,034
Mueller Industries, Inc.	7,084	340,032
Mueller Water Products, Inc., Class A	10,406	142,666
Nikola Corp.(a)(b)	42,909	32,066
Nordson Corp.	3,593	904,430

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Omega Flex, Inc.	130	$9,069
Oshkosh Corp.	4,250	467,925
Otis Worldwide Corp.	26,292	2,325,265
PACCAR, Inc.	32,482	3,260,868
Parker-Hannifin Corp.	8,079	3,752,696
Park-Ohio Holdings Corp.	1,119	27,684
Pentair PLC	10,476	766,529
Proto Labs, Inc.(a)	1,922	69,365
RBC Bearings, Inc.(a)(b)	1,809	485,789
REV Group, Inc.	1,078	21,043
Shyft Group, Inc.	1,974	21,378
Snap-on, Inc.	3,281	951,260
SPX Technologies, Inc.(a)	2,663	268,004
Standex International Corp.	780	115,175
Stanley Black & Decker, Inc.	9,656	900,905
Tennant Co.	1,312	124,010
Terex Corp.	3,975	244,184
Timken Co.	3,727	305,279
Titan International, Inc.(a)	2,632	38,848
Toro Co.	6,729	622,298
Trinity Industries, Inc.	5,760	144,806
Velo3D, Inc.(a)(b)	5,709	1,790
Wabash National Corp.	3,518	89,005
Watts Water Technologies, Inc., Class A	1,626	321,964
Westinghouse Air Brake Technologies Corp.	11,167	1,469,242
Xylem, Inc./New York	14,935	1,679,291

		58,919,279

Marine Transportation — 0.0%
Costamare, Inc.	3,080	32,987
Eagle Bulk Shipping, Inc.	778	42,891
Genco Shipping & Trading Ltd.	2,396	42,026
Golden Ocean Group Ltd.	7,042	74,434
Kirby Corp.(a)	3,599	283,097
Matson, Inc.	2,163	242,321
Safe Bulkers, Inc.	7,287	29,439

		747,195

Media — 0.8%
Advantage Solutions, Inc., Class A(a)	3,751	15,116
AMC Networks, Inc., Class A(a)(b)	2,229	40,323
Boston Omaha Corp., Class A(a)	863	13,368
Cable One, Inc.	350	192,125
Cardlytics, Inc.(a)	1,891	14,447
Charter Communications, Inc., Class A(a)	6,400	2,372,544
Clear Channel Outdoor Holdings, Inc.(a)	18,038	31,025
Comcast Corp., Class A	253,401	11,793,283
Daily Journal Corp.(a)	60	19,279
Entravision Communications Corp., Class A	1,689	6,807
EW Scripps Co., Class A(a)	2,946	23,480
Fox Corp., Class A	15,463	499,455
Fox Corp., Class B	9,735	292,147
Gannett Co., Inc.(a)(b)	7,997	19,753
Gray Television, Inc.	6,043	57,711
iHeartMedia, Inc., Class A(a)	7,236	19,610
Integral Ad Science Holding Corp.(a)	2,841	41,337
Interpublic Group of Cos., Inc.	24,391	804,659
John Wiley & Sons, Inc., Class A	2,734	92,519
Liberty Broadband Corp., Class A(a)	1,719	133,773
Liberty Broadband Corp., Class C(a)	6,666	522,948
Liberty Media Corp.-Liberty SiriusXM(a)	9,734	295,524
Liberty Media Corp.-Liberty SiriusXM, Class A	5,447	165,534
Magnite, Inc.(a)	8,306	73,508

Security	Shares	Value

Media (continued)
New York Times Co., Class A	10,163	$493,515
News Corp., Class A	22,224	547,599
News Corp., Class B	9,143	233,786
Nexstar Media Group, Inc., Class A	2,110	374,968
Omnicom Group, Inc.	12,416	1,122,158
Paramount Global, Class A(b)	4,511	105,242
Paramount Global, Class B	32,621	475,940
PubMatic, Inc., Class A(a)	2,634	39,984
Scholastic Corp.	1,648	63,349
Sinclair, Inc., Class A	2,203	34,587
Sirius XM Holdings, Inc.(b)	40,009	203,646
Stagwell, Inc., Class A(a)(b)	8,306	54,155
TechTarget, Inc.(a)	1,792	61,233
TEGNA, Inc.	13,709	213,723
Thryv Holdings, Inc.(a)(b)	1,791	36,608
Trade Desk, Inc., Class A(a)	27,790	1,901,670
WideOpenWest, Inc.(a)	3,478	12,903

		23,515,341

Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	2,185	3,103
Alcoa Corp.	10,879	323,650
Alpha Metallurgical Resources, Inc.	736	293,841
Arch Resources, Inc., Class A	1,196	211,644
ATI, Inc.(a)	8,222	336,033
Carpenter Technology Corp.	3,137	193,208
Century Aluminum Co.(a)	2,613	29,135
Cleveland-Cliffs, Inc.(a)	32,316	647,936
Coeur Mining, Inc.(a)(b)	16,736	45,020
Commercial Metals Co.	7,580	395,827
Compass Minerals International, Inc.	2,480	55,775
Constellium SE, Class A(a)	7,608	142,650
Dakota Gold Corp.(a)	6,771	14,219
Freeport-McMoRan, Inc.	91,072	3,614,648
Haynes International, Inc.	1,100	61,237
Hecla Mining Co.	37,284	142,052
i-80 Gold Corp.(a)	15,619	24,990
Ivanhoe Electric, Inc.(a)(b)	3,722	31,116
Kaiser Aluminum Corp.	1,048	68,015
Materion Corp.	1,172	137,089
MP Materials Corp., Class A(a)	6,271	99,144
Newmont Corp.	73,552	2,538,279
Novagold Resources, Inc.(a)	16,803	43,016
Nucor Corp.	15,645	2,924,520
Olympic Steel, Inc.	384	25,951
Perpetua Resources Corp.(a)	7,076	20,237
Piedmont Lithium, Inc.(a)(b)	1,121	17,129
Ramaco Resources, Inc., Class A	1,470	27,754
Ramaco Resources, Inc., Class B	294	3,710
Reliance Steel & Aluminum Co.	3,662	1,045,208
Royal Gold, Inc.	4,172	477,235
Ryerson Holding Corp.	2,155	73,960
Schnitzer Steel Industries, Inc., Class A	1,945	51,212
Southern Copper Corp.	5,637	462,798
SSR Mining, Inc.	12,355	116,508
Steel Dynamics, Inc.	9,766	1,178,658
SunCoke Energy, Inc.	5,143	52,716
TimkenSteel Corp.(a)	2,945	60,520
Tredegar Corp.	2,663	12,596
U.S. Steel Corp.	13,690	643,704

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Warrior Met Coal, Inc.	3,308	$212,274
Worthington Steel, Inc.(a)	1,931	57,833

		16,916,150

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	16,067
AGNC Investment Corp.	41,497	393,391
Angel Oak Mortgage REIT, Inc., Series 13A(b)	1,604	17,115
Annaly Capital Management, Inc.	32,193	617,784
Apollo Commercial Real Estate Finance, Inc.	11,046	123,273
Arbor Realty Trust, Inc.(b)	10,209	135,780
Ares Commercial Real Estate Corp.	2,603	24,754
ARMOUR Residential REIT, Inc.	3,020	57,531
Blackstone Mortgage Trust, Inc., Class A(b)	11,316	223,378
BrightSpire Capital, Inc., Class A	5,031	35,972
Chimera Investment Corp.	13,492	64,762
Claros Mortgage Trust, Inc.	6,855	80,478
Dynex Capital, Inc.	2,599	31,812
Ellington Financial, Inc.	5,436	66,374
Franklin BSP Realty Trust, Inc.	5,397	69,189
Granite Point Mortgage Trust, Inc.	1,933	10,844
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,671	158,703
Invesco Mortgage Capital, Inc.	3,079	27,126
KKR Real Estate Finance Trust, Inc.	4,580	56,059
Ladder Capital Corp., Class A	6,531	71,384
MFA Financial, Inc.	6,287	69,597
New York Mortgage Trust, Inc.	4,414	34,606
Orchid Island Capital, Inc.	1,137	9,073
PennyMac Mortgage Investment Trust	5,334	76,489
Ready Capital Corp.	9,961	93,335
Redwood Trust, Inc.	6,308	42,327
Rithm Capital Corp.	29,696	317,747
Starwood Property Trust, Inc.	19,369	393,772
TPG RE Finance Trust, Inc.	3,418	20,816
Two Harbors Investment Corp.	7,086	88,291

		3,427,829

Multi-Utilities — 0.5%
Ameren Corp.	16,399	1,140,878
Avista Corp.	4,679	159,133
Black Hills Corp.	4,232	219,048
CenterPoint Energy, Inc.	40,665	1,136,180
Consolidated Edison, Inc.	22,180	2,016,162
Dominion Energy, Inc.	52,801	2,414,062
DTE Energy Co.	13,183	1,389,752
NiSource, Inc.	25,440	660,677
Northwestern Energy Group, Inc.	3,792	182,471
Public Service Enterprise Group, Inc.	31,715	1,839,153
Sempra	39,766	2,845,655
Unitil Corp.	767	36,448
WEC Energy Group, Inc.	20,240	1,634,582

		15,674,201

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	11,003	1,330,263
Boston Properties, Inc.	9,918	659,547
Brandywine Realty Trust	10,235	48,514
City Office REIT, Inc.	1,953	10,253
COPT Defense Properties	7,249	170,786
Cousins Properties, Inc.	9,941	227,748
Douglas Emmett, Inc.	11,576	156,855
Easterly Government Properties, Inc.	6,247	76,713

Security	Shares	Value

Office REITs (continued)
Equity Commonwealth	6,398	$122,266
Highwoods Properties, Inc.	7,001	160,813
Hudson Pacific Properties, Inc.	8,553	70,049
JBG SMITH Properties	6,615	105,840
Kilroy Realty Corp.	7,474	267,270
NET Lease Office Properties	892	22,104
Office Properties Income Trust	3,092	11,348
Orion Office REIT, Inc.	3,175	16,320
Paramount Group, Inc.	10,176	48,336
Peakstone Realty Trust, Class E	1,886	27,309
Piedmont Office Realty Trust, Inc., Class A	6,483	44,084
Postal Realty Trust, Inc., Class A	1,151	16,229
SL Green Realty Corp.	4,077	183,261
Vornado Realty Trust	11,598	315,350

		4,091,258

Oil, Gas & Consumable Fuels — 3.5%
Amplify Energy Corp.(a)	3,056	18,703
Antero Midstream Corp.	23,105	282,805
Antero Resources Corp.(a)	17,830	398,322
APA Corp.	19,630	615,008
Ardmore Shipping Corp.	2,633	43,629
Berry Corp.	4,825	32,376
California Resources Corp.	4,705	224,334
Callon Petroleum Co.(a)	3,799	122,024
Centrus Energy Corp., Class A(a)(b)	731	36,711
Cheniere Energy, Inc.	15,263	2,502,979
Chesapeake Energy Corp.	8,009	617,574
Chevron Corp.	109,303	16,114,541
Chord Energy Corp.	2,688	413,307
Civitas Resources, Inc.	4,984	323,013
Clean Energy Fuels Corp.(a)	11,389	33,598
CNX Resources Corp.(a)	9,931	200,606
Comstock Resources, Inc.	5,948	46,454
ConocoPhillips	75,932	8,494,513
CONSOL Energy, Inc.	1,837	173,780
Coterra Energy, Inc.	47,855	1,190,632
Crescent Energy Co., Class A	4,923	54,399
CVR Energy, Inc.	1,859	62,704
Delek U.S. Holdings, Inc.	4,418	119,419
Devon Energy Corp.	40,480	1,700,970
DHT Holdings, Inc.	8,078	89,827
Diamondback Energy, Inc.	11,442	1,759,093
Dorian LPG Ltd.	2,259	84,577
DT Midstream, Inc.(a)	6,298	338,140
Empire Petroleum Corp.(a)(b)	1,692	11,303
Encore Energy Corp.	10,541	48,594
Energy Fuels, Inc./Canada(a)(b)	11,976	90,419
Enviva, Inc.	1,991	872
EOG Resources, Inc.	37,098	4,221,381
EQT Corp.	23,060	816,324
Equitrans Midstream Corp.	27,007	275,201
Excelerate Energy, Inc., Class A	1,997	30,594
Exxon Mobil Corp.	256,817	26,403,356
FLEX LNG Ltd.(a)	1,825	54,695
FutureFuel Corp.	1,697	9,673
Gevo, Inc.(a)(b)	9,834	9,183
Golar LNG Ltd.	6,652	145,080
Green Plains, Inc.(a)	1,196	24,793
Gulfport Energy Corp.(a)	713	90,480
Hallador Energy Co.(a)	1,749	14,919
Hess Corp.	17,673	2,483,587

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	9,612	$542,982
HighPeak Energy, Inc.(b)	727	9,924
International Seaways, Inc.	2,882	154,590
Kinder Morgan, Inc.	123,412	2,088,131
Kinetik Holdings, Inc., Class A	1,633	53,105
Kosmos Energy Ltd.(a)	30,237	183,236
Magnolia Oil & Gas Corp., Class A	11,073	228,325
Marathon Oil Corp.	38,902	888,911
Marathon Petroleum Corp.	23,984	3,971,750
Matador Resources Co.	6,812	373,911
Murphy Oil Corp.	9,297	359,794
NACCO Industries, Inc., Class A	532	19,301
New Fortress Energy, Inc., Class A	4,142	137,639
NextDecade Corp.(a)(b)	3,045	15,499
Nordic American Tankers Ltd.	13,383	59,554
Northern Oil and Gas, Inc.	5,125	171,688
Occidental Petroleum Corp.	43,572	2,508,440
ONEOK, Inc.	37,104	2,532,348
Ovintiv, Inc.	15,978	677,787
Par Pacific Holdings, Inc.(a)	3,399	124,369
PBF Energy, Inc., Class A	7,066	356,904
Peabody Energy Corp.	6,675	178,222
Permian Resources Corp., Class A	23,136	311,873
Phillips 66	28,164	4,064,347
Pioneer Natural Resources Co.	14,710	3,380,799
Range Resources Corp.	15,307	444,515
REX American Resources Corp.(a)	1,091	45,156
Riley Exploration Permian, Inc.	425	9,444
Ring Energy, Inc.(a)(b)	6,295	8,750
SandRidge Energy, Inc.	1,890	27,594
Scorpio Tankers, Inc.	3,001	212,171
SFL Corp. Ltd.	6,904	84,022
SilverBow Resources, Inc.(a)	771	20,478
Sitio Royalties Corp., Class A	4,771	101,765
SM Energy Co.	7,077	262,415
Southwestern Energy Co.(a)	70,625	455,531
Talos Energy, Inc.(a)(b)	7,922	102,748
Targa Resources Corp.	13,851	1,176,781
Teekay Corp.(a)	4,449	39,997
Teekay Tankers Ltd., Class A	1,541	96,390
Tellurian, Inc.(a)(b)	31,729	15,896
Texas Pacific Land Corp.	394	575,764
Uranium Energy Corp.(a)	25,123	191,940
VAALCO Energy, Inc.	8,384	35,716
Valero Energy Corp.	21,500	2,986,350
Vertex Energy, Inc.(a)	3,651	5,330
Vital Energy, Inc.(a)	1,222	53,560
Vitesse Energy, Inc.	1,510	31,725
W&T Offshore, Inc.(a)	7,555	22,967
Williams Cos., Inc.	76,777	2,661,091
World Kinect Corp.	4,001	90,303

		103,976,320

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	34,651
Glatfelter Corp.(a)	2,862	4,150
Louisiana-Pacific Corp.	4,021	267,598
Sylvamo Corp.	2,521	117,050

		423,449

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,349	299,145
Allegiant Travel Co.(a)	932	73,069
American Airlines Group, Inc.(a)	41,689	593,234

Security	Shares	Value

Passenger Airlines (continued)
Blade Air Mobility, Inc., Class A(a)	4,235	$12,620
Delta Air Lines, Inc.	40,510	1,585,561
Frontier Group Holdings, Inc.(a)(b)	2,715	13,222
Hawaiian Holdings, Inc.(a)(b)	2,898	41,297
JetBlue Airways Corp.(a)	21,282	113,007
Joby Aviation, Inc., Class A(a)(b)	16,267	88,818
SkyWest, Inc.(a)	2,859	152,270
Southwest Airlines Co.	37,484	1,120,397
Spirit Airlines, Inc.(b)	7,552	47,502
Sun Country Airlines Holdings, Inc.(a)	2,011	27,370
United Airlines Holdings, Inc.(a)	20,842	862,442

		5,029,954

Personal Care Products — 0.2%
Beauty Health Co., Class A(a)(b)	6,871	20,132
BellRing Brands, Inc.(a)	8,191	452,717
Coty, Inc., Class A(a)	22,417	270,797
Edgewell Personal Care Co.	3,579	132,602
elf Beauty, Inc.(a)	3,295	525,651
Estee Lauder Cos., Inc., Class A	14,528	1,917,551
Herbalife Ltd.(a)	6,918	83,362
Inter Parfums, Inc.	1,217	169,345
Kenvue, Inc.	109,427	2,271,704
Medifast, Inc.	711	38,856
Nature’s Sunshine Products, Inc.(a)	255	4,440
Nu Skin Enterprises, Inc., Class A	3,335	61,898
Olaplex Holdings, Inc.(a)	8,979	20,203
USANA Health Sciences, Inc.(a)	667	31,229
Waldencast PLC, Class A(b)	3,027	21,340

		6,021,827

Pharmaceuticals — 3.6%
Aclaris Therapeutics, Inc.(a)	5,218	6,053
Amneal Pharmaceuticals, Inc., Class A(a)(b)	6,362	34,037
Amphastar Pharmaceuticals, Inc.(a)(b)	2,313	123,422
Amylyx Pharmaceuticals, Inc.(a)(b)	3,280	52,480
ANI Pharmaceuticals, Inc.(a)	794	44,321
Arvinas, Inc.(a)	3,027	125,621
Assertio Holdings, Inc.(a)	4,435	3,914
Atea Pharmaceuticals, Inc.(a)	3,928	16,340
Axsome Therapeutics, Inc.(a)(b)	2,281	205,358
Bristol-Myers Squibb Co.	130,227	6,364,194
Cara Therapeutics, Inc.(a)	3,166	1,791
Cassava Sciences, Inc.(a)(b)	2,756	66,006
Catalent, Inc.(a)	11,827	610,746
Collegium Pharmaceutical, Inc.(a)(b)	2,761	91,003
Corcept Therapeutics, Inc.(a)	4,784	100,942
CorMedix, Inc.(a)(b)	4,992	14,726
Cymabay Therapeutics, Inc.(a)	7,197	169,201
Edgewise Therapeutics, Inc.(a)	2,551	45,484
Elanco Animal Health, Inc.(a)	31,802	468,762
Eli Lilly & Co.	53,687	34,660,864
Enliven Therapeutics, Inc.(a)(b)	1,499	23,534
Evolus, Inc.(a)	1,907	24,200
EyePoint Pharmaceuticals, Inc.(a)	2,397	64,551
Harmony Biosciences Holdings, Inc.(a)	2,403	75,791
Harrow, Inc.(a)(b)	1,688	16,087
Innoviva, Inc.(a)(b)	4,370	70,794
Intra-Cellular Therapies, Inc.(a)	6,007	404,511
Jazz Pharmaceuticals PLC(a)	3,786	464,618
Johnson & Johnson	152,914	24,298,035
Ligand Pharmaceuticals, Inc.(a)	1,120	81,872
Liquidia Corp.(a)	3,408	43,554
Marinus Pharmaceuticals, Inc.(a)	3,594	35,006

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	161,233	$19,473,722
NGM Biopharmaceuticals, Inc.(a)	3,162	4,838
Nuvation Bio, Inc., Class A(a)	9,777	15,839
Ocular Therapeutix, Inc.(a)	2,768	13,452
Omeros Corp.(a)(b)	4,825	15,633
Organon & Co.	15,700	261,405
Pacira BioSciences, Inc.(a)(b)	2,757	89,851
Perrigo Co. PLC	8,973	287,854
Pfizer, Inc.	359,213	9,727,488
Phathom Pharmaceuticals, Inc.(a)	1,212	8,120
Phibro Animal Health Corp., Class A	619	6,691
Pliant Therapeutics, Inc.(a)(b)	3,836	68,741
Prestige Consumer Healthcare, Inc.(a)	3,378	207,882
Revance Therapeutics, Inc.(a)	4,871	24,501
Royalty Pharma PLC, Class A	23,394	664,156
Scilex Holding Co., (Acquired 01/06/23, Cost:
$38,933)(e)	3,715	5,991
scPharmaceuticals, Inc.(a)(b)	2,501	12,255
SIGA Technologies, Inc.	2,502	12,210
Supernus Pharmaceuticals, Inc.(a)	3,326	92,064
Taro Pharmaceutical Industries Ltd.(a)	669	28,800
Tarsus Pharmaceuticals, Inc.(a)(b)	2,472	67,337
Terns Pharmaceuticals, Inc.(a)	3,157	16,353
Theravance Biopharma, Inc.(a)	5,256	49,827
Third Harmonic Bio, Inc.(a)	1,258	10,907
Ventyx Biosciences, Inc.(a)	3,238	6,832
Viatris, Inc.	74,184	873,146
WaVe Life Sciences Ltd.(a)	5,331	23,030
Xeris Biopharma Holdings, Inc.(a)(b)	12,064	29,677
Zoetis, Inc., Class A	29,417	5,524,807

		106,431,227

Professional Services — 1.0%
Alight, Inc., Class A(a)	25,410	226,657
ASGN, Inc.(a)	3,126	290,155
Asure Software, Inc.(a)(b)	833	7,364
Automatic Data Processing, Inc.	26,257	6,453,446
Barrett Business Services, Inc.	580	65,117
BlackSky Technology, Inc., Class A(a)	21,637	27,479
Booz Allen Hamilton Holding Corp., Class A	8,199	1,154,173
Broadridge Financial Solutions, Inc.	7,409	1,512,918
CACI International, Inc., Class A(a)	1,368	470,223
CBIZ, Inc.(a)	3,197	203,521
Ceridian HCM Holding, Inc.(a)(b)	9,404	653,766
Clarivate PLC(a)(b)	30,144	269,487
Concentrix Corp.	2,706	240,482
Conduent, Inc.(a)	11,206	40,342
CRA International, Inc.	456	48,901
CSG Systems International, Inc.	2,157	108,519
Dun & Bradstreet Holdings, Inc.	17,060	197,725
Equifax, Inc.	7,737	1,890,459
ExlService Holdings, Inc.(a)	9,785	306,075
Exponent, Inc.	3,131	276,123
First Advantage Corp.(a)	4,217	69,032
Forrester Research, Inc.(a)	474	12,078
Franklin Covey Co.(a)	875	35,385
FTI Consulting, Inc.(a)	2,044	391,651
Genpact Ltd.	11,559	414,968
Heidrick & Struggles International, Inc.	1,059	31,738
HireRight Holdings Corp.(a)	1,645	20,398
Huron Consulting Group, Inc.(a)	1,374	142,250
IBEX Holdings Ltd.(a)	997	17,966

Security	Shares	Value

Professional Services (continued)
ICF International, Inc.	1,207	$167,821
Innodata, Inc.(a)(b)	2,252	23,353
Insperity, Inc.	2,314	265,393
Jacobs Solutions, Inc.	7,926	1,068,187
KBR, Inc.	8,627	449,553
Kelly Services, Inc., Class A	1,865	38,326
Kforce, Inc.	1,435	98,082
Korn Ferry	3,503	205,521
Legalzoom.com, Inc.(a)	6,145	63,355
Leidos Holdings, Inc.	8,720	963,298
ManpowerGroup, Inc.	2,953	218,935
Maximus, Inc.	3,937	319,370
NV5 Global, Inc.(a)(b)	890	93,352
Parsons Corp.(a)	2,481	161,637
Paychex, Inc.	20,362	2,478,666
Paycom Software, Inc.	3,253	618,851
Paycor HCM, Inc.(a)(b)	4,348	84,482
Paylocity Holding Corp.(a)(b)	2,696	427,073
Planet Labs PBC, Class A(a)	9,833	22,223
Resources Connection, Inc.	2,633	35,440
Robert Half, Inc.	6,732	535,463
Science Applications International Corp.	3,352	427,916
Skillsoft Corp., Class A(b)	293	4,108
SS&C Technologies Holdings, Inc.	13,792	841,588
Sterling Check Corp.(a)(b)	1,260	17,186
TransUnion	12,471	862,869
TriNet Group, Inc.(a)(b)	2,005	227,969
TrueBlue, Inc.(a)	1,967	27,105
TTEC Holdings, Inc.	1,040	21,195
Upwork, Inc.(a)	7,682	105,320
Verisk Analytics, Inc.	8,961	2,164,350
Verra Mobility Corp., Class A(a)	8,882	212,369
Willdan Group, Inc.(a)(b)	248	4,747

		28,833,501

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	45,091
CBRE Group, Inc., Class A(a)	19,318	1,667,337
Compass, Inc., Class A(a)(b)	16,508	56,788
CoStar Group, Inc.(a)	25,511	2,129,658
Cushman & Wakefield PLC(a)	10,268	108,019
DigitalBridge Group, Inc., Class A	9,341	183,457
Douglas Elliman, Inc.	4,163	8,992
eXp World Holdings, Inc.	4,087	50,597
Forestar Group, Inc.(a)(b)	1,192	37,262
FRP Holdings, Inc.(a)	186	10,807
Howard Hughes Holdings, Inc.(a)	2,191	175,455
Jones Lang LaSalle, Inc.(a)	2,992	529,764
Kennedy-Wilson Holdings, Inc.	8,538	89,222
Marcus & Millichap, Inc.	1,555	59,230
Newmark Group, Inc., Class A	9,252	93,908
Opendoor Technologies, Inc.(a)(b)	37,665	128,814
RE/MAX Holdings, Inc., Class A	632	6,781
Redfin Corp.(a)(b)	5,744	46,871
RMR Group, Inc., Class A	541	14,115
St. Joe Co.	2,076	114,595
Star Holdings(a)	701	8,125
Stratus Properties, Inc.(a)	955	21,965
Tejon Ranch Co.(a)(b)	507	8,000

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zillow Group, Inc., Class A(a)	3,560	$196,120
Zillow Group, Inc., Class C(a)(b)	9,407	534,694

		6,325,667

Residential REITs — 0.4%
American Homes 4 Rent, Class A	21,269	745,478
Apartment Income REIT Corp.	10,154	331,934
Apartment Investment and Management Co., Class A(a)	8,722	64,805
AvalonBay Communities, Inc.	8,997	1,610,553
BRT Apartments Corp.	1,270	21,336
Camden Property Trust	6,555	615,121
Centerspace	916	50,160
Clipper Realty, Inc.	393	1,989
Elme Communities	5,837	84,520
Equity LifeStyle Properties, Inc.	11,185	757,113
Equity Residential	23,921	1,439,805
Essex Property Trust, Inc.	4,083	952,441
Independence Realty Trust, Inc.	14,480	212,711
Invitation Homes, Inc.	38,900	1,280,977
Mid-America Apartment Communities, Inc.	7,285	920,678
NexPoint Residential Trust, Inc.	1,405	42,923
Sun Communities, Inc.	7,887	988,635
UDR, Inc.	20,634	743,237
UMH Properties, Inc.	6,148	92,896
Veris Residential, Inc.(a)	4,759	72,575

		11,029,887

Retail REITs — 0.4%
Acadia Realty Trust	4,332	73,904
Agree Realty Corp.	6,620	394,618
Alexander’s, Inc.	94	20,660
Brixmor Property Group, Inc.	18,334	411,415
CBL & Associates Properties, Inc.	1,773	41,453
Federal Realty Investment Trust	5,145	523,401
Getty Realty Corp.	2,720	75,235
InvenTrust Properties Corp.	5,089	126,360
Kimco Realty Corp.	39,944	806,869
Kite Realty Group Trust	13,877	296,968
Macerich Co.	13,406	211,681
NETSTREIT Corp.	4,355	79,130
NNN REIT, Inc.	11,734	473,349
Phillips Edison & Co., Inc.	7,705	267,440
Realty Income Corp.	53,180	2,892,460
Regency Centers Corp.	11,707	733,678
Retail Opportunity Investments Corp.	7,052	95,837
Saul Centers, Inc.	796	30,455
Simon Property Group, Inc.	20,647	2,861,881
SITE Centers Corp.	12,815	170,696
Tanger, Inc.	7,151	192,362
Urban Edge Properties	6,477	111,858
Whitestone REIT	5,174	66,848

		10,958,558

Semiconductors & Semiconductor Equipment — 7.7%
ACM Research, Inc., Class A(a)	3,000	51,660
Advanced Micro Devices, Inc.(a)	101,793	17,069,668
Aehr Test Systems(a)(b)	1,691	25,111
Allegro MicroSystems, Inc.(a)	4,889	126,821
Alpha & Omega Semiconductor Ltd.(a)	1,720	44,135
Ambarella, Inc.(a)	2,259	118,733
Amkor Technology, Inc.	6,653	210,634
Analog Devices, Inc.	31,724	6,102,429

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	53,102	$8,724,659
Atomera, Inc.(a)(b)	815	6,406
Axcelis Technologies, Inc.(a)	2,048	266,342
Broadcom, Inc.	27,353	32,276,540
CEVA, Inc.(a)	1,470	28,224
Cirrus Logic, Inc.(a)	3,545	273,674
Cohu, Inc.(a)	3,237	103,131
Credo Technology Group Holding Ltd.(a)	7,689	157,701
Diodes, Inc.(a)	2,733	183,986
Enphase Energy, Inc.(a)	8,385	873,130
Entegris, Inc.	9,397	1,106,027
First Solar, Inc.(a)	6,698	979,917
FormFactor, Inc.(a)	4,805	186,290
GLOBALFOUNDRIES, Inc.(a)(b)	5,019	275,945
Ichor Holdings Ltd.(a)(b)	1,435	51,947
Impinj, Inc.(a)	1,444	140,039
indie Semiconductor, Inc., Class A(a)(b)	9,909	60,148
Intel Corp.	267,861	11,539,452
inTEST Corp.(a)	1,081	12,896
KLA Corp.	8,712	5,175,276
Kulicke & Soffa Industries, Inc.	3,436	172,900
Lam Research Corp.	8,360	6,898,421
Lattice Semiconductor Corp.(a)	8,605	523,700
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	307,237
Marvell Technology, Inc.	54,312	3,676,922
Maxeon Solar Technologies Ltd.(a)(b)	1,638	7,420
MaxLinear, Inc.(a)	4,731	98,499
Microchip Technology, Inc.	33,943	2,891,265
Micron Technology, Inc.	69,489	5,958,682
MKS Instruments, Inc.	4,298	457,522
Monolithic Power Systems, Inc.	2,891	1,742,464
Navitas Semiconductor Corp.(a)	6,957	39,864
NVE Corp.	349	27,917
NVIDIA Corp.	150,799	92,782,101
ON Semiconductor Corp.(a)	27,529	1,958,138
Onto Innovation, Inc.(a)	2,989	482,723
PDF Solutions, Inc.(a)	1,754	54,725
Photronics, Inc.(a)	3,827	111,825
Power Integrations, Inc.	3,392	254,264
Qorvo, Inc.(a)	6,504	648,709
QUALCOMM, Inc.	70,852	10,522,231
Rambus, Inc.(a)	6,863	470,321
Semtech Corp.(a)	4,481	88,903
Silicon Laboratories, Inc.(a)	2,008	247,707
SiTime Corp.(a)(b)	1,041	110,939
SkyWater Technology, Inc.(a)(b)	811	7,007
Skyworks Solutions, Inc.	9,958	1,040,213
SMART Global Holdings, Inc.(a)	3,469	68,166
Synaptics, Inc.(a)	2,340	249,935
Teradyne, Inc.	9,778	944,457
Texas Instruments, Inc.	57,525	9,210,903
Transphorm, Inc.(a)	3,643	17,632
Ultra Clean Holdings, Inc.(a)	2,740	104,668
Universal Display Corp.	2,869	487,070
Veeco Instruments, Inc.(a)(b)	2,766	88,180
Wolfspeed, Inc.(a)(b)	8,227	267,789

		229,192,340

Software — 11.0%
8x8, Inc.(a)	6,460	21,706
A10 Networks, Inc.	4,857	64,938

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ACI Worldwide, Inc.(a)	6,881	$206,912
Adeia, Inc.	7,863	95,457
Adobe, Inc.(a)	29,073	17,960,718
Agilysys, Inc.(a)	1,390	116,357
Alarm.com Holdings, Inc.(a)	2,898	176,256
Alkami Technology, Inc.(a)	2,197	54,090
Altair Engineering, Inc., Class A(a)(b)	3,212	273,084
Alteryx, Inc., Class A(a)	3,791	179,921
American Software, Inc., Class A	1,641	18,593
Amplitude, Inc., Class A(a)	3,549	45,995
ANSYS, Inc.(a)	5,511	1,806,671
Appfolio, Inc., Class A(a)	1,200	263,112
Appian Corp., Class A(a)	2,774	90,516
AppLovin Corp., Class A(a)	13,786	567,018
Asana, Inc., Class A(a)(b)	4,988	86,891
Aspen Technology, Inc.(a)	1,731	332,335
Atlassian Corp., Class A(a)	9,856	2,461,733
Aurora Innovation, Inc., Class A(a)(b)	19,855	59,366
Autodesk, Inc.(a)	13,587	3,448,516
AvePoint, Inc., Class A(a)	8,422	64,849
Bentley Systems, Inc., Class B	12,079	608,782
Bill Holdings, Inc.(a)	6,444	502,954
Bit Digital, Inc.(a)(b)	7,119	18,794
Blackbaud, Inc.(a)	2,852	230,784
Blackline, Inc.(a)	3,699	217,057
Box, Inc., Class A(a)	9,468	245,979
Braze, Inc., Class A(a)	3,171	171,393
C3.ai, Inc., Class A(a)(b)	5,251	130,120
Cadence Design Systems, Inc.(a)	17,104	4,933,820
CCC Intelligent Solutions Holdings, Inc.(a)	11,864	130,385
Cerence, Inc.(a)	2,169	43,423
Cleanspark, Inc.(a)(b)	7,969	64,150
Clear Secure, Inc., Class A	5,361	102,020
CommVault Systems, Inc.(a)	2,940	269,539
Confluent, Inc., Class A(a)	11,882	265,682
Consensus Cloud Solutions, Inc.(a)	1,250	27,175
Crowdstrike Holdings, Inc., Class A(a)	13,544	3,961,620
CS Disco, Inc.(a)(b)	1,888	15,444
Datadog, Inc., Class A(a)	17,435	2,169,611
Digimarc Corp.(a)(b)	1,006	35,633
Digital Turbine, Inc.(a)(b)	5,723	30,847
DocuSign, Inc.(a)	12,831	781,665
Dolby Laboratories, Inc., Class A	3,880	322,738
Domo, Inc., Class B(a)(b)	1,416	15,392
DoubleVerify Holdings, Inc.(a)	8,688	347,607
Dropbox, Inc., Class A(a)	16,794	532,034
Dynatrace, Inc.(a)	14,971	853,347
E2open Parent Holdings, Inc., Class A(a)	12,000	45,120
eGain Corp.(a)	724	5,430
Elastic NV(a)	5,022	587,875
Enfusion, Inc., Class A(a)	1,551	12,253
Envestnet, Inc.(a)(b)	2,907	148,548
Everbridge, Inc.(a)	2,780	62,161
EverCommerce, Inc.(a)(b)	1,361	13,256
Expensify, Inc., Class A(a)	4,132	6,694
Fair Isaac Corp.(a)	1,528	1,831,812
Five9, Inc.(a)	4,365	331,129
Fortinet, Inc.(a)	41,467	2,674,207
Freshworks, Inc., Class A(a)	10,415	231,213
Gen Digital, Inc.	35,416	831,568
Gitlab, Inc., Class A(a)	5,425	385,772
Guidewire Software, Inc.(a)	5,228	583,863
HashiCorp, Inc., Class A(a)	6,042	132,078

Security	Shares	Value

Software (continued)
HubSpot, Inc.(a)	2,906	$1,775,566
Informatica, Inc., Class A(a)	2,800	84,000
Instructure Holdings, Inc.(a)	1,199	29,531
Intapp, Inc.(a)(b)	1,713	73,796
InterDigital, Inc.	1,792	188,250
Intuit, Inc.	17,333	10,942,843
Jamf Holding Corp.(a)(b)	3,854	71,453
LivePerson, Inc.(a)(b)	4,799	13,437
LiveRamp Holdings, Inc.(a)	3,784	149,392
Manhattan Associates, Inc.(a)	3,897	945,256
Marathon Digital Holdings, Inc.(a)(b)	13,594	241,022
Matterport, Inc., Class A(a)	14,473	32,564
MeridianLink, Inc.(a)(b)	1,066	24,252
Microsoft Corp.	472,283	187,770,275
MicroStrategy, Inc., Class A(a)(b)	768	384,929
Mitek Systems, Inc.(a)	2,481	31,261
Model N, Inc.(a)	2,938	79,179
N-able, Inc.(a)	4,241	55,048
nCino, Inc.(a)	4,394	138,323
NCR Voyix Corp.(a)(b)	7,887	115,939
NextNav, Inc.(a)(b)	7,099	29,532
Nutanix, Inc., Class A(a)	15,487	870,369
Olo, Inc., Class A(a)	5,920	30,606
ON24, Inc.	1,991	15,231
OneSpan, Inc.(a)(b)	2,737	28,082
Oracle Corp.	97,878	10,932,973
PagerDuty, Inc.(a)	5,772	136,681
Palantir Technologies, Inc., Class A(a)	120,986	1,946,665
Palo Alto Networks, Inc.(a)	19,138	6,478,404
Pegasystems, Inc.	2,374	115,709
PowerSchool Holdings, Inc., Class A(a)(b)	3,899	91,782
Procore Technologies, Inc.(a)	5,278	376,796
Progress Software Corp.	2,817	160,034
PROS Holdings, Inc.(a)(b)	3,022	104,017
PTC, Inc.(a)	7,289	1,316,758
Q2 Holdings, Inc.(a)(b)	3,494	148,670
Qualys, Inc.(a)(b)	2,390	452,116
Rapid7, Inc.(a)	3,624	199,429
Red Violet, Inc.(a)	1,105	20,641
Rimini Street, Inc.(a)	3,501	11,483
RingCentral, Inc., Class A(a)	5,642	191,207
Riot Platforms, Inc.(a)(b)	12,130	132,217
Roper Technologies, Inc.	6,702	3,598,974
Salesforce, Inc.(a)	60,073	16,885,920
Sapiens International Corp. NV	2,240	61,152
SEMrush Holdings, Inc., Class A(a)	3,049	35,185
SentinelOne, Inc., Class A(a)(b)	15,299	410,013
ServiceNow, Inc.(a)	12,922	9,890,499
Smartsheet, Inc., Class A(a)	8,378	376,759
SolarWinds Corp.(a)	1,754	20,732
SoundHound AI, Inc., Class A(a)(b)	10,130	16,816
SoundThinking, Inc.(a)	707	14,592
Splunk, Inc.(a)	9,872	1,514,069
Sprinklr, Inc., Class A(a)	5,475	68,328
Sprout Social, Inc., Class A(a)(b)	2,948	180,801
SPS Commerce, Inc.(a)	2,242	412,080
Synopsys, Inc.(a)	9,597	5,118,560
Tenable Holdings, Inc.(a)	7,240	341,004
Teradata Corp.(a)	6,137	283,407
Tyler Technologies, Inc.(a)	2,608	1,102,532
UiPath, Inc., Class A(a)(b)	24,241	557,058
Unity Software, Inc.(a)(b)	18,445	597,618
Varonis Systems, Inc.(a)(b)	7,148	320,802

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Verint Systems, Inc.(a)	4,508	$133,843
Veritone, Inc.(a)(b)	2,366	3,904
Viant Technology, Inc., Class A(a)	883	7,567
Weave Communications, Inc.(a)	4,005	50,223
Workday, Inc., Class A(a)	12,733	3,706,194
Workiva, Inc., Class A(a)(b)	3,224	299,639
Xperi, Inc.(a)	2,213	23,635
Yext, Inc.(a)	5,854	34,714
Zeta Global Holdings Corp., Class A(a)	9,961	96,422
Zoom Video Communications, Inc., Class A(a)	16,051	1,037,055
Zscaler, Inc.(a)	5,643	1,329,886
Zuora, Inc., Class A(a)	9,293	84,938

		328,856,647

Specialized REITs — 1.0%
American Tower Corp.	29,561	5,783,610
Crown Castle, Inc.	27,516	2,978,607
CubeSmart	14,309	618,435
Digital Realty Trust, Inc.	19,153	2,690,230
EPR Properties	4,513	199,791
Equinix, Inc.	5,905	4,899,792
Extra Space Storage, Inc.	13,234	1,911,519
Farmland Partners, Inc.	2,041	22,900
Four Corners Property Trust, Inc.	6,863	160,663
Gaming and Leisure Properties, Inc.	16,253	741,949
Gladstone Land Corp.	2,385	33,772
Iron Mountain, Inc.	18,081	1,220,829
Lamar Advertising Co., Class A	5,583	584,428
National Storage Affiliates Trust	4,998	186,675
Outfront Media, Inc.	8,901	115,891
PotlatchDeltic Corp.	4,938	220,877
Public Storage	9,914	2,807,546
Rayonier, Inc.	9,313	282,184
Safehold, Inc.	2,378	47,227
SBA Communications Corp.	6,800	1,522,248
Uniti Group, Inc.	14,285	75,139
Weyerhaeuser Co.	45,738	1,498,834

		28,603,146

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	1,280	13,312
Aaron’s Co., Inc.	1,983	20,405
Abercrombie & Fitch Co., Class A(a)	2,903	295,816
Academy Sports & Outdoors, Inc.	4,486	281,407
Advance Auto Parts, Inc.	3,773	252,225
American Eagle Outfitters, Inc.	11,875	235,362
America’s Car-Mart, Inc.(a)(b)	281	17,110
Arko Corp., Class A	6,136	47,861
Asbury Automotive Group, Inc.(a)	1,245	260,280
AutoNation, Inc.(a)(b)	1,891	264,097
AutoZone, Inc.(a)	1,114	3,077,013
BARK, Inc.(a)(b)	12,225	12,592
Bath & Body Works, Inc.	14,692	626,761
Best Buy Co., Inc.	12,278	890,032
Beyond, Inc.(a)(b)	2,560	56,294
Big 5 Sporting Goods Corp.	1,094	5,503
Boot Barn Holdings, Inc.(a)	1,850	132,719
Buckle, Inc.	1,687	62,740
Build-A-Bear Workshop, Inc.	1,239	27,915
Burlington Stores, Inc.(a)	4,155	794,228
Caleres, Inc.	2,081	65,281
Camping World Holdings, Inc., Class A	2,185	54,297
CarMax, Inc.(a)(b)	9,966	709,380

Security	Shares	Value

Specialty Retail (continued)
CarParts.com, Inc.(a)	2,466	$6,634
Carvana Co., Class A(a)(b)	6,486	279,287
Cato Corp., Class A	2,025	13,689
Children’s Place, Inc.(a)	869	19,361
Designer Brands, Inc., Class A	3,326	28,504
Destination XL Group, Inc.(a)	6,269	26,769
Dick’s Sporting Goods, Inc.	3,874	577,497
Duluth Holdings, Inc., Class B(a)	1,416	6,910
EVgo, Inc., Class A(a)	4,566	10,456
Five Below, Inc.(a)	3,521	631,879
Floor & Decor Holdings, Inc., Class A(a)(b)	6,526	656,255
Foot Locker, Inc.	5,084	143,165
GameStop Corp., Class A(a)(b)	18,003	256,183
Gap, Inc.	12,170	227,457
Genesco, Inc.(a)	1,043	28,975
Group 1 Automotive, Inc.	843	219,231
GrowGeneration Corp.(a)	2,856	6,597
Guess?, Inc.	1,851	41,351
Haverty Furniture Cos., Inc.	1,048	35,527
Hibbett, Inc.	876	58,385
Home Depot, Inc.	63,428	22,387,547
Lands’ End, Inc.(a)	889	8,419
Leslie’s, Inc.(a)	12,789	85,814
Lithia Motors, Inc., Class A	1,684	496,527
Lowe’s Cos., Inc.	36,636	7,797,606
MarineMax, Inc.(a)	887	24,836
Monro, Inc.	2,222	70,793
Murphy USA, Inc.	1,265	445,938
National Vision Holdings, Inc.(a)	5,351	101,723
ODP Corp.(a)	2,145	109,695
OneWater Marine, Inc., Class A(a)	684	17,257
O’Reilly Automotive, Inc.(a)	3,734	3,820,069
Penske Automotive Group, Inc.(b)	1,260	186,946
Petco Health & Wellness Co., Inc.(a)(b)	5,201	12,430
PetMed Express, Inc.	1,061	6,589
Revolve Group, Inc., Class A(a)(b)	2,911	41,948
RH(a)	990	250,945
Ross Stores, Inc.	21,322	2,991,050
Sally Beauty Holdings, Inc.(a)	7,155	88,150
Shoe Carnival, Inc.	744	18,972
Signet Jewelers Ltd.	2,786	277,151
Sleep Number Corp.(a)(b)	1,237	12,741
Sonic Automotive, Inc., Class A	786	39,740
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	7,431
Stitch Fix, Inc., Class A(a)	5,133	16,426
ThredUp, Inc., Class A(a)	9,059	18,435
Tilly’s, Inc., Class A(a)(b)	598	4,389
TJX Cos., Inc.	73,019	6,930,233
Tractor Supply Co.	6,954	1,561,868
Ulta Beauty, Inc.(a)	3,092	1,552,339
Upbound Group, Inc.	3,756	124,699
Urban Outfitters, Inc.(a)	4,306	163,628
Valvoline, Inc.	8,990	328,045
Victoria’s Secret & Co.(a)	5,589	145,593
Warby Parker, Inc., Class A(a)(b)	5,414	69,029
Wayfair, Inc., Class A(a)(b)	5,311	266,878
Williams-Sonoma, Inc.	4,037	780,715
Winmark Corp.	223	80,429
Zumiez, Inc.(a)	980	16,827

		62,836,592

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	935,916	172,582,911

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Corsair Gaming, Inc.(a)	2,367	$30,132
Eastman Kodak Co.(a)(b)	6,701	23,119
Hewlett Packard Enterprise Co.	80,891	1,236,823
HP, Inc.	54,549	1,566,102
Immersion Corp.	1,222	8,346
IonQ, Inc.(a)(b)	11,152	114,531
NetApp, Inc.	13,412	1,169,526
Pure Storage, Inc., Class A(a)	18,167	726,498
Super Micro Computer, Inc.(a)	2,915	1,543,813
Turtle Beach Corp.(a)	776	8,823
Western Digital Corp.(a)	20,820	1,191,945

		180,202,569

Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	6,333	6,076
Birkenstock Holding PLC(a)(b)	1,864	86,471
Capri Holdings Ltd.(a)	7,359	358,678
Carter’s, Inc.	2,358	178,359
Columbia Sportswear Co.	2,057	163,038
Crocs, Inc.(a)(b)	3,742	379,738
Deckers Outdoor Corp.(a)	1,638	1,234,610
Figs, Inc., Class A(a)(b)	8,730	50,285
Fossil Group, Inc.(a)(b)	3,093	3,588
G-III Apparel Group Ltd.(a)	2,509	75,496
Hanesbrands, Inc.	21,010	94,545
Kontoor Brands, Inc.	3,741	219,297
Lululemon Athletica, Inc.(a)	7,052	3,200,339
Movado Group, Inc.	1,241	34,227
NIKE, Inc., Class B	75,465	7,661,961
Oxford Industries, Inc.	1,115	105,847
PVH Corp.	3,739	449,652
Ralph Lauren Corp., Class A	2,545	365,640
Rocky Brands, Inc.	309	8,646
Skechers USA, Inc., Class A(a)(b)	8,691	542,666
Steven Madden Ltd.	4,857	203,411
Tapestry, Inc.	14,748	572,075
Under Armour, Inc., Class A(a)	11,440	87,173
Under Armour, Inc., Class C(a)	12,665	93,721
VF Corp.	22,701	373,658
Wolverine World Wide, Inc.	4,311	36,040

		16,585,237

Tobacco — 0.5%
Altria Group, Inc.	113,007	4,533,841
Philip Morris International, Inc.	98,513	8,949,906
Turning Point Brands, Inc.	705	17,124
Universal Corp.	1,380	79,971
Vector Group Ltd.	9,936	104,030

		13,684,872

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,821	285,186
Alta Equipment Group, Inc., Class A	2,017	21,582
Applied Industrial Technologies, Inc.	2,341	413,093
Beacon Roofing Supply, Inc.(a)	3,755	311,252
BlueLinx Holdings, Inc.(a)	421	48,558
Boise Cascade Co.	2,398	324,833
Core & Main, Inc., Class A(a)	7,921	327,217

Security	Shares	Value

Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.(a)	2,724	$17,815
Distribution Solutions Group, Inc.(a)	564	18,003
DXP Enterprises, Inc.(a)	553	17,818
Fastenal Co.	36,007	2,456,758
Ferguson PLC	12,999	2,441,992
FTAI Aviation Ltd.	6,333	341,665
GATX Corp.	2,161	265,047
Global Industrial Co.	1,009	42,913
GMS, Inc.(a)	2,574	216,628
H&E Equipment Services, Inc.	1,772	95,316
Herc Holdings, Inc.	1,662	245,128
Hudson Technologies, Inc.(a)	2,482	31,472
McGrath RentCorp	1,530	192,244
MRC Global, Inc.(a)(b)	6,858	73,106
MSC Industrial Direct Co., Inc., Class A	2,842	280,449
NOW, Inc.(a)	6,770	68,309
Rush Enterprises, Inc., Class A	3,607	161,990
Rush Enterprises, Inc., Class B	598	28,267
SiteOne Landscape Supply, Inc.(a)(b)	2,820	435,831
Textainer Group Holdings Ltd.	2,312	114,791
Titan Machinery, Inc.(a)	1,169	31,247
Transcat, Inc.(a)	348	38,294
United Rentals, Inc.	4,320	2,701,728
Watsco, Inc.	2,113	826,141
WESCO International, Inc.	2,731	473,883
WW Grainger, Inc.	2,814	2,520,331
Xometry, Inc., Class A(a)(b)	2,323	74,754

		15,943,641

Water Utilities — 0.1%
American States Water Co.	2,476	184,710
American Water Works Co., Inc.	12,306	1,526,190
Artesian Resources Corp., Class A	493	17,995
California Water Service Group	3,450	156,181
Consolidated Water Co. Ltd.(b)	1,168	37,294
Essential Utilities, Inc.	15,431	553,356
Global Water Resources, Inc.	881	10,563
Middlesex Water Co.	1,348	75,448
Pure Cycle Corp.(a)	1,623	15,889
SJW Group	1,820	108,363
York Water Co.	673	24,147

		2,710,136

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	30,683
Spok Holdings, Inc.	1,840	30,470
Telephone and Data Systems, Inc.	6,742	129,514
T-Mobile U.S., Inc.(a)	33,192	5,351,546

		5,542,213

Total Common Stocks — 99.5% (Cost: $1,853,084,050)		2,976,457,380

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 0.0%
iShares Russell 3000 ETF(c)	1,647	$455,263

Total Investment Companies — 0.0% (Cost: $315,563)		455,263

Rights

Biotechnology(d) — 0.0%
Aduro Biotech, Inc., CVR	400	1,016
Chinook Therapeutics, CVR	3,836	1,688

		2,704

Total Rights — 0.0% (Cost: $1,496)		2,704

Total Long-Term Investments — 99.5% (Cost: $1,853,401,109)		2,976,915,347

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(f)(g)	41,400,408	41,425,249
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(f)	2,188,217	2,188,217

Total Short-Term Securities — 1.4% (Cost: $43,606,393)		43,613,466

Total Investments — 100.9% (Cost: $1,897,007,502)		3,020,528,813

Liabilities in Excess of Other Assets — (0.9)%		(27,742,702)

Net Assets — 100.0%		$2,992,786,111

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,991, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$63,968,701	$—	$(22,557,353	)(a)	$6,771	$7,130	$41,425,249	41,400,408	$187,373	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,592,875	—	(64,404,658	)(a)	—	—	2,188,217	2,188,217	427,113		—
BlackRock, Inc.	6,948,145	245,347	(209,199)		(18,447)	338,995	7,304,841	9,434	92,570		—
iShares Russell 3000 ETF	13,167,721	122,944,031	(137,300,449)		2,466,578	(822,618)	455,263	1,647	208,624		—

					$2,454,902	$(476,493)	$51,373,570		$915,680		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	18	03/15/24	$1,760	$(14,581)
S&P 500 E-Mini Index	56	03/15/24	13,637	63,213

				$48,632

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$63,213	$—	$—	$—	$63,213

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$14,581	$—	$—	$—	$14,581

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$746,873	$—	$—	$80,791	$827,664

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(401,563)	$—	$—	$—	$(401,563)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,851,430

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$45,080,511	$—	$—	$45,080,511

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Air Freight & Logistics	$12,590,708	$—	$—	$12,590,708
Automobile Components	5,124,780	—	—	5,124,780
Automobiles	40,698,845	—	—	40,698,845
Banks	113,608,600	—	—	113,608,600
Beverages	39,246,754	—	—	39,246,754
Biotechnology	73,424,641	—	—	73,424,641
Broadline Retail	92,673,484	—	—	92,673,484
Building Products	20,604,404	—	—	20,604,404
Capital Markets	84,027,944	—	—	84,027,944
Chemicals	45,874,595	—	—	45,874,595
Commercial Services & Supplies	19,644,807	—	—	19,644,807
Communications Equipment	23,563,450	—	—	23,563,450
Construction & Engineering	7,132,731	—	—	7,132,731
Construction Materials	4,897,231	—	—	4,897,231
Consumer Finance	16,548,895	—	—	16,548,895
Consumer Staples Distribution & Retail	51,887,734	—	—	51,887,734
Containers & Packaging	8,850,817	8,881	—	8,859,698
Distributors	2,946,531	—	—	2,946,531
Diversified Consumer Services	3,631,105	—	—	3,631,105
Diversified REITs	3,676,099	—	—	3,676,099
Diversified Telecommunication Services	20,809,396	—	—	20,809,396
Electric Utilities	40,997,029	—	—	40,997,029
Electrical Equipment	21,137,149	—	—	21,137,149
Electronic Equipment, Instruments & Components	19,984,800	—	—	19,984,800
Energy Equipment & Services	12,989,265	—	—	12,989,265
Entertainment	38,969,946	—	—	38,969,946
Financial Services	125,539,482	—	—	125,539,482
Food Products	25,426,015	—	—	25,426,015
Gas Utilities	3,029,013	—	—	3,029,013
Ground Transportation	33,458,449	—	—	33,458,449
Health Care Equipment & Supplies	75,874,237	—	—	75,874,237
Health Care Providers & Services	78,359,725	—	—	78,359,725
Health Care REITs	6,608,775	—	—	6,608,775
Health Care Technology	3,091,169	—	—	3,091,169
Hotel & Resort REITs	2,437,336	—	—	2,437,336
Hotels, Restaurants & Leisure	66,958,155	—	—	66,958,155
Household Durables	15,825,737	—	—	15,825,737
Household Products	33,927,025	—	—	33,927,025
Independent Power and Renewable Electricity Producers	2,421,027	—	—	2,421,027
Industrial Conglomerates	20,989,875	—	—	20,989,875
Industrial REITs	10,700,487	—	—	10,700,487
Insurance	68,011,593	—	—	68,011,593
Interactive Media & Services	156,690,372	—	—	156,690,372
IT Services	45,442,604	—	—	45,442,604
Leisure Products	2,063,218	—	—	2,063,218
Life Sciences Tools & Services	42,492,918	—	—	42,492,918
Machinery	58,919,279	—	—	58,919,279
Marine Transportation	747,195	—	—	747,195
Media	23,515,341	—	—	23,515,341
Metals & Mining	16,916,150	—	—	16,916,150
Mortgage Real Estate Investment Trusts (REITs)	3,427,829	—	—	3,427,829
Multi-Utilities	15,674,201	—	—	15,674,201
Office REITs	4,091,258	—	—	4,091,258
Oil, Gas & Consumable Fuels	103,976,320	—	—	103,976,320
Paper & Forest Products	423,449	—	—	423,449
Passenger Airlines	5,029,954	—	—	5,029,954
Personal Care Products	6,021,827	—	—	6,021,827
Pharmaceuticals	106,425,236	5,991	—	106,431,227
Professional Services	28,833,501	—	—	28,833,501
Real Estate Management & Development	6,325,667	—	—	6,325,667
Residential REITs	11,029,887	—	—	11,029,887
Retail REITs	10,958,558	—	—	10,958,558
Semiconductors & Semiconductor Equipment	229,192,340	—	—	229,192,340

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$328,856,647	$—	$—	$328,856,647
Specialized REITs	28,603,146	—	—	28,603,146
Specialty Retail	62,836,592	—	—	62,836,592
Technology Hardware, Storage & Peripherals	180,202,569	—	—	180,202,569
Textiles, Apparel & Luxury Goods	16,585,237	—	—	16,585,237
Tobacco	13,684,872	—	—	13,684,872
Trading Companies & Distributors	15,943,641	—	—	15,943,641
Water Utilities	2,710,136	—	—	2,710,136
Wireless Telecommunication Services	5,542,213	—	—	5,542,213
Investment Companies	455,263	—	—	455,263
Rights	—	—	2,704	2,704
Short-Term Securities
Money Market Funds	43,613,466	—	—	43,613,466

	$3,020,511,237	$14,872	$2,704	$3,020,528,813

Derivative Financial Instruments(a)
Assets
Equity Contracts	$63,213	$—	$—	$63,213
Liabilities
Equity Contracts	(14,581)	—	—	(14,581)
	$48,632	$—	$—	$48,632

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Statements of Assets and Liabilities (unaudited) January 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,743,751,147	$498,871,838	$2,969,155,243
Investments, at value — affiliated(c)	91,829,059	56,370,951	51,373,570
Cash	—	—	3,604
Cash pledged for futures contracts	1,381,000	99,000	200,000
Receivables:
Investments sold	—	2,940	12,137,496
Securities lending income — affiliated	32,731	28,069	29,746
Capital shares sold	2,971,248	530,926	1,089,724
Dividends — unaffiliated	714,039	159,237	1,922,282
Dividends — affiliated	83,175	12,996	75,761
Prepaid expenses	36,124	29,693	37,701

Total assets	1,840,798,523	556,105,650	3,036,025,127

LIABILITIES
Bank overdraft	—	1,096	—
Collateral on securities loaned	49,365,511	49,874,404	41,406,702
Payables:
Investments purchased	898,096	178,375	—
Accounting services fees	2,281	2,281	2,281
Capital shares redeemed	2,125,890	528,528	1,519,224
Custodian fees	8,713	7,256	11,217
Investment advisory fees	28,892	2,577	24,173
Trustees’ and Officer’s fees	3,658	2,780	4,523
Other accrued expenses	29,207	27,682	29,829
Professional fees	64,399	58,692	59,506
Service fees	30,778	20,504	45,552
Transfer agent fees	117,635	28,333	67,099
Variation margin on futures contracts	430,833	35,828	68,910

Total liabilities	53,105,893	50,768,336	43,239,016

Commitments and contingent liabilities

NET ASSETS	$1,787,692,630	$505,337,314	$2,992,786,111

NET ASSETS CONSIST OF
Paid-in capital	$1,278,536,060	$431,190,798	$1,925,245,999
Accumulated earnings	509,156,570	74,146,516	1,067,540,112

NET ASSETS	$1,787,692,630	$505,337,314	$2,992,786,111

(a) Investments, at cost — unaffiliated	$1,211,537,512	$395,520,395	$1,848,172,237
(b) Securities loaned, at value	$47,568,833	$47,521,196	$39,309,164
(c) Investments, at cost — affiliated	$91,745,352	$56,208,006	$48,835,265

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) January 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE
Institutional
Net assets	$214,734,977	$151,118,699	$125,999,170

Shares outstanding	15,950,771	10,122,417	5,675,228

Net asset value	$13.46	$14.93	$22.20

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$150,751,462	$97,043,044	$224,493,492

Shares outstanding	11,247,494	6,512,487	10,126,574

Net asset value	$13.40	$14.90	$22.17

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$1,422,206,191	$257,175,571	$2,642,293,449

Shares outstanding	105,405,445	17,226,610	119,019,842

Net asset value	$13.49	$14.93	$22.20

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Operations (unaudited) Six Months Ended January 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$14,838,883	$4,449,081	$21,831,071
Dividends — affiliated	477,701	132,803	728,307
Interest — unaffiliated	19,348	4,126	21,381
Securities lending income — affiliated — net	223,035	210,050	187,373
Foreign taxes withheld	(7,398)	(5,189)	(4,069)

Total investment income	15,551,569	4,790,871	22,764,063

EXPENSES
Service — class specific	177,540	115,620	252,339
Investment advisory	167,602	79,635	140,510
Transfer agent — class specific	166,250	84,761	122,450
Professional	49,816	49,151	50,793
Registration	44,945	33,788	39,517
Printing and postage	23,426	21,494	22,109
Custodian	16,904	24,276	36,254
Trustees and Officer	8,430	4,842	12,386
Accounting services	4,537	4,537	4,537
Miscellaneous	13,793	8,047	17,775

Total expenses excluding interest expense	673,243	426,151	698,670
Interest expense	—	60,271	65,146

Total expenses	673,243	486,422	763,816
Less:
Fees waived and/or reimbursed by the Manager	(6,135)	(39,921)	(6,840)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(3,727)	(26,935)	(14,779)

Total expenses after fees waived and/or reimbursed	663,381	419,566	742,197

Net investment income	14,888,188	4,371,305	22,021,866

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,439,394	(8,057,206)	(509,990)
Investments — affiliated	1,099,834	267,113	2,454,902
Futures contracts	1,300,834	(294,510)	827,664

	8,840,062	(8,084,603)	2,772,576

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,180,678	10,315,399	141,563,229
Investments — affiliated	(1,271,316)	(535,063)	(476,493)
Futures contracts	(499,391)	(37,293)	(401,563)

	14,409,971	9,743,043	140,685,173

Net realized and unrealized gain	23,250,033	1,658,440	143,457,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,138,221	$ 6,029,745	$ 165,479,615

See notes to financial statements.

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,888,188	$25,401,071	$4,371,305	$7,300,050
Net realized gain (loss)	8,840,062	49,468,960	(8,084,603)	(2,319,179)
Net change in unrealized appreciation (depreciation)	14,409,971	64,861,670	9,743,043	34,652,070

Net increase in net assets resulting from operations	38,138,221	139,731,701	6,029,745	39,632,941

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,953,783)	(6,664,693)	(1,481,422)	(6,628,763)
Investor A	(3,473,380)	(4,341,765)	(797,673)	(4,192,802)
Class K	(35,406,636)	(44,478,201)	(3,217,793)	(11,082,304)

Decrease in net assets resulting from distributions to shareholders	(43,833,799)	(55,484,659)	(5,496,888)	(21,903,869)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	74,438,263	(52,938,687)	(36,765,095)	53,990,377

NET ASSETS
Total increase (decrease) in net assets	68,742,685	31,308,355	(36,232,238)	71,719,449
Beginning of period	1,718,949,945	1,687,641,590	541,569,552	469,850,103

End of period	$1,787,692,630	$1,718,949,945	$ 505,337,314	$541,569,552

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,021,866	$41,736,526
Net realized gain (loss)	2,772,576	(22,342,005)
Net change in unrealized appreciation (depreciation)	140,685,173	319,574,421

Net increase in net assets resulting from operations	165,479,615	338,968,942

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(963,316)	(1,991,360)
Investor A	(1,464,766)	(2,235,702)
Class K	(21,703,430)	(36,916,521)

Decrease in net assets resulting from distributions to shareholders	(24,131,512)	(41,143,583)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(27,630,166)	56,292,273

NET ASSETS
Total increase in net assets	113,717,937	354,117,632
Beginning of period	2,879,068,174	2,524,950,542

End of period	$2,992,786,111	$2,879,068,174

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations

See notes to financial statements.

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.54		$12.89	$14.91	$10.75	$10.98	$10.70

Net investment income(a)	0.11		0.20	0.18	0.15	0.19	0.17
Net realized and unrealized gain (loss)	0.15		0.88	(1.58)	4.35	0.02	0.50

Net increase (decrease) from investment operations	0.26		1.08	(1.40)	4.50	0.21	0.67

Distributions(b)
From net investment income		(0.13)	(0.20)	(0.17)	(0.15)	(0.17)	(0.17)
From net realized gain		(0.21)	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions		(0.34)	(0.43)	(0.62)	(0.34)	(0.44)	(0.39)

Net asset value, end of period	$13.46		$13.54	$12.89	$14.91	$10.75	$10.98

Total Return(c)
Based on net asset value	1.92	%(d)	8.72%	(9.76)%	42.43%	1.96%	6.76%

Ratios to Average Net Assets(e)
Total expenses(f)	0.09	%(g)	0.10%	0.09%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.09	%(g)	0.09%	0.09%	0.09%	0.10%	0.12%

Net investment income	1.75	%(g)	1.59%	1.28%	1.18%	1.77%	1.66%

Supplemental Data
Net assets, end of period (000)	$214,735		$178,582	$216,281	$195,340	$170,550	$244,272

Portfolio turnover rate		8%	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	N/A	0.09%	0.05%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.48		$12.84	$14.85	$10.71	$10.93	$10.66

Net investment income(a)	0.10		0.16	0.14	0.11	0.15	0.17
Net realized and unrealized gain (loss)	0.14		0.88	(1.56)	4.34	0.04	0.47

Net increase (decrease) from investment operations	0.24		1.04	(1.42)	4.45	0.19	0.64

Distributions(b)
From net investment income		(0.11)	(0.17)	(0.14)	(0.12)	(0.14)	(0.15)
From net realized gain		(0.21)	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions		(0.32)	(0.40)	(0.59)	(0.31)	(0.41)	(0.37)

Net asset value, end of period	$13.40		$13.48	$12.84	$14.85	$10.71	$10.93

Total Return(c)
Based on net asset value	1.79	%(d)	8.39%	(9.98)%	42.05%	1.80%	6.43%

Ratios to Average Net Assets(e)
Total expenses(f)	0.37	%(g)	0.37%	0.36%	0.36%	0.36%	0.34%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.37%	0.36%	0.36%	0.35%	0.33%

Net investment income	1.49	%(g)	1.29%	1.03%	0.87%	1.48%	1.64%

Supplemental Data
Net assets, end of period (000)	$150,751		$151,708	$131,260	$136,579	$93,113	$105,914

Portfolio turnover rate		8%	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	0.36%	0.36%	0.35%	0.33%

(g)	Annualized.

See notes to financial statements.

82	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.57		$12.92	$14.94	$10.77	$11.00	$10.72

Net investment income(a)	0.12		0.20	0.19	0.15	0.18	0.17
Net realized and unrealized gain (loss)	0.14		0.89	(1.58)	4.37	0.03	0.51

Net increase (decrease) from investment operations	0.26		1.09	(1.39)	4.52	0.21	0.68

Distributions(b)
From net investment income		(0.13)	(0.21)	(0.18)	(0.16)	(0.17)	(0.18)
From net realized gain		(0.21)	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions		(0.34)	(0.44)	(0.63)	(0.35)	(0.44)	(0.40)

Net asset value, end of period	$13.49		$13.57	$12.92	$14.94	$10.77	$11.00

Total Return(c)
Based on net asset value	1.94	%(d)	8.75%	(9.70)%	42.50%	2.00%	6.81%

Ratios to Average Net Assets(e)
Total expenses(f)	0.05	%(g)	0.05%	0.05%	0.06%	0.08%	0.07%

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%	0.05%	0.06%	0.07%	0.07%

Net investment income	1.81	%(g)	1.62%	1.34%	1.18%	1.73%	1.67%

Supplemental Data
Net assets, end of period (000)	$1,422,206		$1,388,660	$1,340,100	$1,396,125	$937,493	$783,361

Portfolio turnover rate		8%	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	0.05%	0.05%	0.07%	0.06%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$15.08		$14.63	$17.32	$12.17	$12.72	$13.20

Net investment income(a)	0.12		0.22	0.21	0.16	0.13	0.18
Net realized and unrealized gain (loss)		(0.13)	0.88	(2.08)	5.66	(0.35)	(0.16)

Net increase (decrease) from investment operations		(0.01)	1.10	(1.87)	5.82	(0.22)	0.02

Distributions(b)
From net investment income		(0.14)	(0.23)	(0.19)	(0.18)	(0.16)	(0.20)
From net realized gain	—		(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions		(0.14)	(0.65)	(0.82)	(0.67)	(0.33)	(0.50)

Net asset value, end of period	$14.93		$15.08	$14.63	$17.32	$12.17	$12.72

Total Return(c)
Based on net asset value	(0.02	)%(d)	8.02%	(11.32)%	48.81%	(1.68)%	0.58%

Ratios to Average Net Assets(e)
Total expenses(f)	0.16	%(g)	0.13%	0.14%	0.16%	0.21%	0.24%

Total expenses after fees waived and/or reimbursed	0.14	%(g)	0.12%	0.12%	0.12%	0.12%	0.12%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.12	%(g)	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	1.64	%(g)	1.59%	1.29%	1.02%	1.14%	1.48%

Supplemental Data
Net assets, end of period (000)	$151,119		$141,351	$156,524	$161,409	$58,680	$12,239

Portfolio turnover rate		21%	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	0.14%	N/A	0.21%	0.24%

(g)	Annualized.

See notes to financial statements.

84	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$15.05		$14.60	$17.29	$12.15	$12.70	$13.18

Net investment income(a)	0.10		0.18	0.17	0.13	0.13	0.15
Net realized and unrealized gain (loss)		(0.13)	0.89	(2.08)	5.65	(0.37)	(0.16)

Net increase (decrease) from investment operations		(0.03)	1.07	(1.91)	5.78	(0.24)	(0.01)

Distributions(b)
From net investment income		(0.12)	(0.20)	(0.15)	(0.15)	(0.14)	(0.17)
From net realized gain	—		(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions		(0.12)	(0.62)	(0.78)	(0.64)	(0.31)	(0.47)

Net asset value, end of period	$14.90		$15.05	$14.60	$17.29	$12.15	$12.70

Total Return(c)
Based on net asset value	(0.15	)%(d)	7.76%	(11.56)%	48.49%	(1.90)%	0.35%

Ratios to Average Net Assets(e)
Total expenses(f)	0.43	%(g)	0.41%	0.39%	0.38%	0.44%	0.45%

Total expenses after fees waived and/or reimbursed	0.40	%(g)	0.37%	0.36%	0.34%	0.35%	0.35%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.37	%(g)	0.37%	0.36%	0.34%	0.35%	0.35%

Net investment income	1.39	%(g)	1.33%	1.06%	0.83%	1.13%	1.25%

Supplemental Data
Net assets, end of period (000)	$97,043		$100,293	$100,734	$101,139	$55,522	$30,250

Portfolio turnover rate		21%	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	N/A	0.44%	0.45%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$15.08		$14.63	$17.32	$12.17	$12.72	$13.20

Net investment income(a)	0.12		0.22	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss)		(0.12)	0.89	(2.07)	5.65	(0.40)	(0.16)

Net increase (decrease) from investment operations	—		1.11	(1.86)	5.83	(0.21)	0.03

Distributions(b)
From net investment income		(0.15)	(0.24)	(0.20)	(0.19)	(0.17)	(0.21)
From net realized gain	—		(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions		(0.15)	(0.66)	(0.83)	(0.68)	(0.34)	(0.51)

Net asset value, end of period	$14.93		$15.08	$14.63	$17.32	$12.17	$12.72

Total Return(c)
Based on net asset value	0.01	%(d)	8.07%	(11.28)%	48.88%	(1.64)%	0.63%

Ratios to Average Net Assets(e)
Total expenses(f)	0.12	%(g)	0.09%	0.10%	0.11%	0.16%	0.17%

Total expenses after fees waived and/or reimbursed	0.09	%(g)	0.07%	0.07%	0.07%	0.07%	0.07%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.07	%(g)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.73	%(g)	1.60%	1.34%	1.15%	1.55%	1.53%

Supplemental Data
Net assets, end of period (000)	$257,176		$299,925	$212,591	$213,734	$142,813	$154,242

Portfolio turnover rate		21%	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	N/A	0.18%	0.17%

(g)	Annualized.

See notes to financial statements.

86	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$21.15		$19.07	$20.96	$15.31	$14.13	$13.52

Net investment income(a)	0.16		0.30	0.27	0.24	0.25	0.25
Net realized and unrealized gain (loss)	1.07		2.07	(1.79)	5.65	1.24	0.67

Net increase (decrease) from investment operations	1.23		2.37	(1.52)	5.89	1.49	0.92

Distributions(b)
From net investment income		(0.18)	(0.29)	(0.27)	(0.23)	(0.27)	(0.26)
From net realized gain	—		—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions		(0.18)	(0.29)	(0.37)	(0.24)	(0.31)	(0.31)

Net asset value, end of period	$22.20		$21.15	$19.07	$20.96	$15.31	$14.13

Total Return(c)
Based on net asset value	5.85	%(d)	12.65%	(7.37)%	38.73%	10.79%	7.01%

Ratios to Average Net Assets(e)
Total expenses(f)	0.08	%(g)	0.07%	0.08%	0.08%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.07	%(g)	0.07%	0.08%	0.08%	0.08%	0.08%

Net investment income	1.54	%(g)	1.59%	1.32%	1.32%	1.79%	1.87%

Supplemental Data
Net assets, end of period (000)	$125,999		$112,188	$132,762	$155,378	$84,117	$88,223

Portfolio turnover rate		8%	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	0.08%	0.08%	0.09%	0.09%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$ 21.12		$ 19.05	$ 20.93	$ 15.29	$ 14.11	$ 13.50

Net investment income(a)	0.13		0.25	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss)	1.07		2.06	(1.78)	5.64	1.24	0.67

Net increase (decrease) from investment operations	1.20		2.31	(1.56)	5.84	1.46	0.89

Distributions(b)
From net investment income		(0.15)	(0.24)	(0.22)	(0.19)	(0.24)	(0.23)
From net realized gain	—		—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions		(0.15)	(0.24)	(0.32)	(0.20)	(0.28)	(0.28)

Net asset value, end of period	$ 22.17		$ 21.12	$ 19.05	$ 20.93	$ 15.29	$ 14.11

Total Return(c)
Based on net asset value	5.72	%(d)	12.32%	(7.54)%	38.42%	10.56%	6.77%

Ratios to Average Net Assets(e)
Total expenses(f)	0.35	%(g)	0.35%	0.32%	0.30%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed	0.33	%(g)	0.33%	0.31%	0.30%	0.30%	0.31%

Net investment income	1.28	%(g)	1.32%	1.09%	1.11%	1.56%	1.64%

Supplemental Data
Net assets, end of period (000)	$224,493		$196,798	$176,683	$166,601	$114,362	$84,192

Portfolio turnover rate		8%	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	0.32%	0.30%	0.31%	0.32%

(g)	Annualized.

See notes to financial statements.

88	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$21.15		$19.07	$20.96	$15.31	$14.13	$13.52

Net investment income(a)	0.17		0.31	0.28	0.25	0.26	0.26
Net realized and unrealized gain (loss)	1.06		2.07	(1.79)	5.64	1.24	0.66

Net increase (decrease) from investment operations	1.23		2.38	(1.51)	5.89	1.50	0.92

Distributions(b)
From net investment income		(0.18)	(0.30)	(0.28)	(0.23)	(0.28)	(0.26)
From net realized gain	—		—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions		(0.18)	(0.30)	(0.38)	(0.24)	(0.32)	(0.31)

Net asset value, end of period	$22.20		$21.15	$19.07	$20.96	$15.31	$14.13

Total Return(c)
Based on net asset value	5.87	%(d)	12.70%	(7.32)%	38.79%	10.84%	7.06%

Ratios to Average Net Assets(e)
Total expenses(f)	0.03	%(g)	0.02%	0.03%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(g)	0.02%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.59	%(g)	1.63%	1.36%	1.35%	1.84%	1.91%

Supplemental Data
Net assets, end of period (000)	$2,642,293		$2,570,083	$2,215,506	$2,037,797	$1,043,568	$916,638

Portfolio turnover rate		8%	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Expense ratios	N/A	N/A	0.03%	0.03%	0.04%	0.04%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

90	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate

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Notes to Financial Statements (unaudited) (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Mid-Cap Index
Barclays Capital, Inc.	$3,584,167	$(3,584,167)	$—	$—
BNP Paribas SA	4,988,849	(4,988,849)	—	—
BofA Securities, Inc.	5,613,639	(5,613,639)	—	—
Citigroup Global Markets, Inc.	1,486,652	(1,486,652)	—	—
HSBC Bank PLC	3,389,856	(3,389,856)	—	—

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Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Mid-Cap Index (continued)
Jefferies LLC	$229,185	$(229,185)	$—	$—
Morgan Stanley	9,280,898	(9,280,898)	—	—
National Financial Services LLC	431,410	(431,410)	—	—
RBC Capital Markets LLC	1,229,339	(1,229,339)	—	—
Scotia Capital (USA), Inc.	3,472,176	(3,472,176)	—	—
SG Americas Securities LLC	64,884	(64,884)	—	—
State Street Bank & Trust Co.	1,961,958	(1,961,958)	—	—
Toronto-Dominion Bank	1,965,613	(1,965,613)	—	—
UBS AG	8,549,190	(8,549,190)	—	—
Virtu Americas LLC	794,592	(794,592)	—	—
Wells Fargo Bank N.A	509,931	(509,931)	—	—
Wells Fargo Securities LLC	16,494	(16,494)	—	—

	$47,568,833	$(47,568,833)	$—	$—

Small/Mid-Cap Index
BMO Capital Markets Corp.	$11,538	$(11,538)	$—	$—
BNP Paribas SA	5,432,790	(5,432,790)	—	—
BofA Securities, Inc.	6,697,072	(6,697,072)	—	—
Citadel Clearing LLC	779,343	(779,343)	—	—
Citigroup Global Markets, Inc.	1,156,195	(1,156,195)	—	—
Goldman Sachs & Co. LLC	7,728,804	(7,728,804)	—	—
HSBC Bank PLC	1,537,315	(1,537,315)	—	—
J.P. Morgan Securities LLC	7,520,402	(7,520,402)	—	—
Jefferies LLC	265,512	(265,512)	—	—
Morgan Stanley	6,777,942	(6,777,942)	—	—
National Financial Services LLC	1,237,349	(1,237,349)	—	—
Nomura Securities International, Inc.	22,055	(22,055)	—	—
RBC Capital Markets LLC	2,514,068	(2,514,068)	—	—
Scotia Capital (USA), Inc.	1,460,515	(1,460,515)	—	—
SG Americas Securities LLC	303,730	(303,730)	—	—
State Street Bank & Trust Co.	778,315	(778,315)	—	—
Toronto-Dominion Bank	1,184,006	(1,184,006)	—	—
UBS AG	1,557,702	(1,557,702)	—	—
UBS Securities LLC	86,371	(86,371)	—	—
Wells Fargo Bank N.A	452,246	(452,246)	—	—
Wells Fargo Securities LLC	17,926	(17,926)	—	—

	$47,521,196	$(47,521,196)	$—	$—

Total U.S. Stock Market Index
BNP Paribas SA	$3,572,518	$(3,572,518)	$—	$—
BofA Securities, Inc.	5,232,125	(5,232,125)	—	—
Citigroup Global Markets, Inc.	869,104	(869,104)	—	—
Goldman Sachs & Co. LLC	4,221,140	(4,221,140)	—	—
HSBC Bank PLC	2,465,607	(2,465,607)	—	—
J.P. Morgan Securities LLC	7,000,577	(7,000,577)	—	—
Jefferies LLC	862,164	(862,164)	—	—
Morgan Stanley	6,334,912	(6,334,912)	—	—
National Financial Services LLC	574,420	(574,420)	—	—
RBC Capital Markets LLC	712,205	(712,205)	—	—
Scotia Capital (USA), Inc.	585,084	(585,084)	—	—
SG Americas Securities LLC	10,604	(10,604)	—	—
State Street Bank & Trust Co.	713,427	(713,427)	—	—
Toronto-Dominion Bank	1,336,873	(1,336,873)	—	—
UBS AG	4,058,751	(4,058,751)	—	—
UBS Securities LLC	9,636	(9,636)	—	—
Virtu Americas LLC	24,120	(24,120)	—	—
Wells Fargo Bank N.A	553,169	(553,169)	—	—
Wells Fargo Securities LLC	172,728	(172,728)	—	—

	$39,309,164	$(39,309,164)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities

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Notes to Financial Statements (unaudited) (continued)

loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees

Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees

Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A

Mid-Cap Index	$ 177,540
Small/Mid-Cap Index	115,620
Total U.S. Stock Market Index	252,339

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$422	$4,432	$3,223	$8,077
Small/Mid-Cap Index	191	3,210	1,451	4,852
Total U.S. Stock Market Index	367	4,756	3,819	8,942

For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$52,037	$57,846	$56,367	$166,250
Small/Mid-Cap Index	34,719	34,280	15,762	84,761
Total U.S. Stock Market Index	26,948	71,609	23,893	122,450

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$4,498
Small/Mid-Cap Index	1,097
Total U.S. Stock Market Index	5,734

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$1,637
Small/Mid-Cap Index	891
Total U.S. Stock Market Index	1,106

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2024, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$37,933

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements were as follows:

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$—	$3,727	$—	$3,727
Small/Mid-Cap Index	36	11,151	15,748	26,935

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Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Total U.S. Stock Market Index	$—	$14,779	$—	$14,779

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
Mid-Cap Index	$ 63,457
Small/Mid-Cap Index	59,121
Total U.S. Stock Market Index	54,040

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2024, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$8,636,911	$1,253,359	$53,432
Small/Mid-Cap Index	3,256,061	4,334,881	(191,882)
Total U.S. Stock Market Index	39,971,540	5,345,977	323,422

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Mid-Cap Index	$166,127,479	$133,612,416
Small/Mid-Cap Index	110,306,300	147,665,390
Total U.S. Stock Market Index	234,030,569	262,464,692

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

Small/Mid-Cap Index	$(1,216,197)
Total U.S. Stock Market Index	(29,128,464)

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mid-Cap Index	$1,332,800,263	$639,581,414	$(136,543,277)	$503,038,137
Small/Mid-Cap Index	471,900,153	151,486,817	(68,135,345)	83,351,472
Total U.S. Stock Market Index	1,928,136,839	1,233,017,056	(140,576,450)	1,092,440,606

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Mid-Cap Index
Institutional
Shares sold	4,884,705	$63,214,288	5,437,015	$67,338,987
Shares issued in reinvestment of distributions	336,275	4,490,513	533,611	6,661,378
Shares redeemed	(2,458,449)	(32,148,035)	(9,559,981)	(118,190,344)

	2,762,531	$35,556,766	(3,589,355)	$(44,189,979)

Investor A
Shares sold	1,457,356	$18,850,787	3,525,620	$43,627,760
Shares issued in reinvestment of distributions	260,657	3,472,820	348,553	4,341,264
Shares redeemed	(1,723,017)	(22,072,320)	(2,846,492)	(35,410,547)

	(5,004)	$251,287	1,027,681	$12,558,477

Class K
Shares sold	16,683,268	$214,923,418	29,292,619	$367,442,572
Shares issued in reinvestment of distributions	2,643,448	35,349,600	3,543,373	44,383,778
Shares redeemed	(16,251,532)	(211,642,808)	(34,243,119)	(433,133,535)

	3,075,184	$38,630,210	(1,407,127)	$(21,307,185)

	5,832,711	$74,438,263	(3,968,801)	$(52,938,687)

	Six Months Ended 01/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index
Institutional
Shares sold	1,922,573	$26,949,682	2,551,753	$35,623,672
Shares issued in reinvestment of distributions	102,435	1,481,150	481,254	6,628,764
Shares redeemed	(1,278,372)	(18,566,186)	(4,354,894)	(59,728,695)

	746,636	$9,864,646	(1,321,887)	$(17,476,259)

Investor A
Shares sold	666,007	$9,752,398	997,761	$13,794,288
Shares issued in reinvestment of distributions	55,053	796,279	303,903	4,179,491
Shares redeemed	(873,371)	(12,401,562)	(1,534,187)	(21,188,776)

	(152,311)	$(1,852,885)	(232,523)	$(3,214,997)

Class K
Shares sold	5,073,776	$72,026,974	7,537,625	$105,309,794
Shares issued in reinvestment of distributions	221,202	3,195,539	799,862	11,029,628
Shares redeemed	(7,961,718)	(119,999,369)	(2,973,532)	(41,657,789)

	(2,666,740)	$(44,776,856)	5,363,955	$74,681,633

	(2,072,415)	$(36,765,095)	3,809,545	$53,990,377

	Six Months Ended 01/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index
Institutional
Shares sold	825,797	$17,208,607	2,350,832	$43,042,660
Shares issued in reinvestment of distributions	45,959	963,196	107,187	1,988,623
Shares redeemed	(500,174)	(10,332,937)	(4,115,643)	(77,273,538)

	371,582	$7,838,866	(1,657,624)	$(32,242,255)

Investor A
Shares sold	1,312,919	$27,099,283	1,935,801	$36,043,435
Shares issued in reinvestment of distributions	69,932	1,464,551	119,620	2,233,812
Shares redeemed	(573,120)	(11,900,842)	(2,015,209)	(38,166,720)

	809,731	$16,662,992	40,212	$110,527

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/24		Year Ended 07/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index (continued)
Class K
Shares sold	10,293,627	$212,833,342	27,549,116	$514,476,382
Shares issued in reinvestment of distributions	1,033,360	21,610,543	1,970,437	36,783,003
Shares redeemed	(13,813,128)	(286,575,909)	(24,179,097)	(462,835,384)

	(2,486,141)	$(52,132,024)	5,340,456	$88,424,001

	(1,304,828)	$(27,630,166)	3,723,044	$56,292,273

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	101

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

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Additional Information (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02114	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	103

Glossary of Terms Used in this Report

Portfolio Abbreviation

CPI	Consumer Price Index

CVR	Contingent Value Right

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-01/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

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(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 22, 2024

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